   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2012

                                                             FILE NO. 333-119421

                                                                       811-08580

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 18                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 220                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 28, 2012, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-119421), as filed on April 23, 2012.

A Supplement to the Prospectus, dated December 28, 2012, is included in Part A of this Post-Effective Amendment.

                                     PART A

                       SUPPLEMENT DATED DECEMBER 28 2012


                         ENHANCED SURRENDER VALUE OFFER
        FOR ELIGIBLE CONTRACTS WITH THE LIFETIME INCOME BUILDER II RIDER


For a limited time, the Company will make an Enhanced Surrender Value Offer to Eligible Contract Owners who have the Lifetime Income Builder II optional guaranteed minimum withdrawal benefit rider. The Lifetime Income Benefit II rider is a guaranteed benefit rider designed to help protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value. For additional information please review the Lifetime Income Builder II rider disclosure in your prospectus.



If you are eligible for the Enhanced Surrender Value Offer, the Company will notify you in writing. IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL FULLY SURRENDER AND TERMINATE YOUR CONTRACT AND ALL RIDERS AND BENEFITS, INCLUDING THE LIFETIME INCOME BUILDER II RIDER AND OTHER GUARANTEED LIVING OR DEATH BENEFITS. In return, we will pay you the Enhanced Surrender Value, which may be an additional, enhanced amount above the Contract's current Surrender Value.



YOU ARE NOT REQUIRED TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER. If you do not accept, you do not need to take any action, and your contract and riders benefits will continue. You are encouraged to discuss this offer with your Registered Representative, tax adviser and/or your financial adviser to determine if this offer is suitable for your particular circumstances and needs. THIS ENHANCED SURRENDER VALUE OFFER IS NOT INTENDED FOR ALL CONTRACT OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST.


We are making this offer because high market volatility, declines in the equity markets and the low interest rate environment make continuing to provide the Lifetime Income Builder II rider costly to us. We believe this Enhanced Surrender Value Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and Lifetime Income Benefit II rider. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for the guarantees offered in the Contract and rider(s). You would benefit because you would receive an increase in your Contract's Surrender Value and your fees would cease.

WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Enhanced Surrender Value Offer is available to Contract Owners who meet ALL of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners":

- You must own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company as of the date you accept the Enhanced Surrender Value Offer:

       -   The Director M

       -   The Director M Access

       -   The Director M Edge

       -   The Director M Plus

       -   The Director M Outlook

       -   Hartford Leaders Series III

       -   Hartford Leaders Access Series III

       -   Hartford Leaders Edge Series III

       -   Hartford Leaders Plus Series III

       -   Hartford Leaders Outlook Series III

- You must have elected and currently maintain the Hartford's Lifetime Income Builder II rider.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract.

- You must not be receiving Lifetime Benefit Payments under the Lifetime Income Builder II where your Contract Value has been reduced to below our minimum Contract Value.

- You must not have submitted additional premium payments after the date of this supplement unless the payment was made under our InvestEase Program.

- Your state must have approved the Enhanced Surrender Value Offer contract rider.

-   You must be a customer of a Financial Intermediary.

- We must receive a signed acknowledgement and full surrender request at our Administrative Offices accepting the Enhanced Surrender Value Offer before the expiration of the Enhanced Surrender Value Offer. We refer to the receipt of BOTH the signed acknowledgement and full surrender request at our Administrative Offices as "In Good Order." If there is a Joint Contract Owner, both Owners must sign both forms. IF WE DO NOT RECEIVE A COMPLETE ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



YOU MAY CALL US AT 1-800-501-8126 TO CONFIRM WHETHER OR NOT YOU ARE AN ELIGIBLE CONTRACT OWNER.


HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Enhanced Surrender Value Offer, you will Surrender your Contract, Lifetime Income Builder II rider and any other rider associated with your Contract and they will terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date. Any applicable fees upon Surrender will be waived; or


    (b) Contract Value on the full Surrender date plus 20% of Payment Base subject to a cap of 90% of Payment Base. Any applicable fees upon Surrender will be waived.



We will determine your Payment Base as of the date of this supplement. The Payment Base will be locked-in as of this date and will not change. The cap will only be adjusted for any partial Surrenders taken prior to our receipt of your signed acknowledgement and full Surrender request. No automatic Payment Base increases will apply during this period if you accept this offer. We will calculate your Enhanced Surrender Value as of the Valuation Date after receipt of your properly completed acknowledgement and full Surrender request and any other administrative forms required. If you own a Plus contract, and accept the offer, we will not recapture any Premium Enhancement. Please see Examples 1-3 below for an illustration of the Enhanced Surrender Value amount calculation.



YOU MAY CALL US AT 1-800-501-8126 TO DETERMINE YOUR CURRENT ENHANCED SURRENDER VALUE. YOUR SURRENDER VALUE USED IN COMPUTING THIS AMOUNT FLUCTUATES ON A DAILY BASIS AND YOUR ENHANCED SURRENDER VALUE MAY BE DIFFERENT ON THE DATE OF SURRENDER.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?


- WE MUST RECEIVE YOUR SIGNED ACKNOWLEDGEMENT AND FULL SURRENDER REQUEST IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The full surrender request form is an administrative form that provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner. The acknowledgement form is an administrative form that requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE BOTH FORMS IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.


- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be permitted. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.


- After we receive your signed acknowledgement and full surrender request In Good Order at our Administrative Offices, we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.


-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE OFFER WITH YOUR REGISTERED REPRESENTATIVE TO BE SURE THAT THE ENHANCED SURRENDER VALUE OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Registered Representative, tax adviser and/or financial adviser must consider whether accepting the Enhanced Surrender Value Offer amount is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and Death Benefit protection provided under the Lifetime Income Builder II rider, and any benefits provided under other riders you may own. There is no compensation paid to the Registered Representative or Financial Intermediary if you participate in this program.


- A full Surrender of your Contract may be taxable to you. You are urged to review this offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.

- In your evaluation of the Enhanced Surrender Value Offer, you should consult with your Registered Representative, your tax adviser, financial adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the Lifetime Income Benefit II rider and/or the Death Benefit provided by your Contract.

- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY BE EQUAL TO -- OR NOT SIGNIFICANTLY DIFFERENT FROM -- YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL BENEFIT TO YOU.


- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.


- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIFETIME INCOME BUILDER II RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.

ENHANCED SURRENDER VALUE OFFER EXAMPLES:

EXAMPLE 1


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $54,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $74,000, $20,000 higher than the Contract Value of $54,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 2


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $72,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $18,000 higher than the Contract Value of $72,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 3


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value including the $4,800 withdrawals decreases to $56,500 on the date the offer is accepted. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $20,000 higher than the Contract Value of $56,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



EXAMPLE 4



Assume the Lifetime Income Benefit II Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,929 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $71 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,858 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $142 higher than the Surrender Value of $119,858 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



The Enhanced Surrender Value Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more favorable programs to other Contract Owners. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7404

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                             THE DIRECTOR M OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to:

The Hartford Wealth Management - Individual Annuities
PO Box 14293
Lexington, KY 40512-4293


Date of Prospectus: December 28, 2012
Date of Statement of Additional Information: December 28, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012, except for Note 16, as to which the date is December 28, 2012 (which report expresses an unqualified opinion in accordance with the accounting principles prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, except for Note 7 as to which the date is December 28, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $4,878,705; 2010: $6,830,218; and 2009: $6,725,536.

ADDITIONAL PAYMENTS

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup

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Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International

4

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Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

-------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.266          $10.379           $8.474          $12.337
  Accumulation Unit Value at end of
   period                                  $10.748          $11.266          $10.379           $8.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,416            1,815            2,221            2,561
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.279           $8.409          $12.268
  Accumulation Unit Value at end of
   period                                  $10.602          $11.135          $10.279           $8.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  165              191              210              262
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.070          $10.229           $8.377          $12.233
  Accumulation Unit Value at end of
   period                                  $10.530          $11.070          $10.229           $8.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  237              228              254              345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.942          $10.131           $8.313          $12.164
  Accumulation Unit Value at end of
   period                                  $10.387          $10.942          $10.131           $8.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,033            1,560            2,090            2,461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.942          $10.131           $8.313          $12.164
  Accumulation Unit Value at end of
   period                                  $10.387          $10.942          $10.131           $8.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,033            1,560            2,090            2,461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.758          $12.770          $10.505                -
  Accumulation Unit Value at end of
   period                                  $13.027          $13.758          $12.770                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.752           $9.985           $8.218          $12.060
  Accumulation Unit Value at end of
   period                                  $10.176          $10.752           $9.985           $8.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               79               67               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.671          $12.728          $10.502                -
  Accumulation Unit Value at end of
   period                                  $12.907          $13.671          $12.728                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.021           $7.238           $5.282          $10.517
  Accumulation Unit Value at end of
   period                                   $6.627           $8.021           $7.238           $5.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  497              575              613              518

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.910          $10.638           $9.737
  Accumulation Unit Value at end of
   period                                  $12.337          $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,977              838              136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.866          $10.621           $9.734
  Accumulation Unit Value at end of
   period                                  $12.268          $11.866          $10.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  289              231              104
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.844          $10.612           $9.732
  Accumulation Unit Value at end of
   period                                  $12.233          $11.844          $10.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  294              129                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.801          $10.594           $9.729
  Accumulation Unit Value at end of
   period                                  $12.164          $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,907            1,080              384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.801          $10.594           $9.729
  Accumulation Unit Value at end of
   period                                  $12.164          $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,907            1,080              384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.736          $10.567           $9.724
  Accumulation Unit Value at end of
   period                                  $12.060          $11.736          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               51                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.365                -                -
  Accumulation Unit Value at end of
   period                                  $10.517                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.968           $7.205           $5.268          $10.511
  Accumulation Unit Value at end of
   period                                   $6.571           $7.968           $7.205           $5.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               36               66               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.942           $7.188           $5.262          $10.508
  Accumulation Unit Value at end of
   period                                   $6.542           $7.942           $7.188           $5.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              129              164              231
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.890           $7.156           $5.248          $10.502
  Accumulation Unit Value at end of
   period                                   $6.487           $7.890           $7.156           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              342              448              386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.890           $7.156           $5.248          $10.502
  Accumulation Unit Value at end of
   period                                   $6.487           $7.890           $7.156           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              342              448              386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.052          $14.594          $10.731                -
  Accumulation Unit Value at end of
   period                                  $13.164          $16.052          $14.594                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.813           $7.107           $5.228          $10.493
  Accumulation Unit Value at end of
   period                                   $6.404           $7.813           $7.107           $5.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               37               44               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.952          $14.546          $10.728                -
  Accumulation Unit Value at end of
   period                                  $13.042          $15.952          $14.546                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.517           $9.272           $7.012          $15.252
  Accumulation Unit Value at end of
   period                                   $7.545           $9.517           $9.272           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,896            5,216            5,545            6,259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.406           $9.182           $6.958          $15.165
  Accumulation Unit Value at end of
   period                                   $7.443           $9.406           $9.182           $6.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              761              902            1,049
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.351           $9.138           $6.932          $15.122
  Accumulation Unit Value at end of
   period                                   $7.392           $9.351           $9.138           $6.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  800              719              758              886
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.243           $9.050           $6.879          $15.037
  Accumulation Unit Value at end of
   period                                   $7.291           $9.243           $9.050           $6.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,956            3,396            3,807            4,411

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.362                -                -
  Accumulation Unit Value at end of
   period                                  $10.511                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.360                -                -
  Accumulation Unit Value at end of
   period                                  $10.508                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.357                -                -
  Accumulation Unit Value at end of
   period                                  $10.502                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.357                -                -
  Accumulation Unit Value at end of
   period                                  $10.502                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.353                -                -
  Accumulation Unit Value at end of
   period                                  $10.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.678          $11.038           $9.315
  Accumulation Unit Value at end of
   period                                  $15.252          $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,796            3,145              706
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.624          $11.020           $9.312
  Accumulation Unit Value at end of
   period                                  $15.165          $14.624          $11.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  986              874              410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.597          $11.011           $9.310
  Accumulation Unit Value at end of
   period                                  $15.122          $14.597          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  723              562               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.544          $10.992           $9.307
  Accumulation Unit Value at end of
   period                                  $15.037          $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,488            3,836            1,938

8

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243           $9.050           $6.879          $15.037
  Accumulation Unit Value at end of
   period                                   $7.291           $9.243           $9.050           $6.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,956            3,396            3,807            4,411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.185          $13.923          $10.609                -
  Accumulation Unit Value at end of
   period                                  $11.162          $14.185          $13.923                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               21                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.082           $8.920           $6.800          $14.910
  Accumulation Unit Value at end of
   period                                   $7.143           $9.082           $8.920           $6.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  417              453              500              568
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.096          $13.878          $10.606                -
  Accumulation Unit Value at end of
   period                                  $11.059          $14.096          $13.878                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                3                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.098          $10.514           $7.488          $11.843
  Accumulation Unit Value at end of
   period                                  $11.778          $13.098          $10.514           $7.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  602              724              656              795
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.946          $10.412           $7.431          $11.776
  Accumulation Unit Value at end of
   period                                  $11.618          $12.946          $10.412           $7.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               85               83               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.870          $10.362           $7.403          $11.742
  Accumulation Unit Value at end of
   period                                  $11.539          $12.870          $10.362           $7.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              147               94               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.721          $10.262           $7.346          $11.676
  Accumulation Unit Value at end of
   period                                  $11.383          $12.721          $10.262           $7.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              381              412              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.721          $10.262           $7.346          $11.676
  Accumulation Unit Value at end of
   period                                  $11.383          $12.721          $10.262           $7.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              381              412              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.813          $15.215          $10.919                -
  Accumulation Unit Value at end of
   period                                  $16.792          $18.813          $15.215                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                9                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.544          $10.992           $9.307
  Accumulation Unit Value at end of
   period                                  $15.037          $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,488            3,836            1,938
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.464          $10.964           $9.302
  Accumulation Unit Value at end of
   period                                  $14.910          $14.464          $10.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  525              539              220
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.853          $10.546           $9.413
  Accumulation Unit Value at end of
   period                                  $11.843          $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  878              369               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.809          $10.528           $9.409
  Accumulation Unit Value at end of
   period                                  $11.776          $11.809          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               61               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.787          $10.520           $9.408
  Accumulation Unit Value at end of
   period                                  $11.742          $11.787          $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111               58                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.744          $10.502           $9.405
  Accumulation Unit Value at end of
   period                                  $11.676          $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  582              367              170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.744          $10.502           $9.405
  Accumulation Unit Value at end of
   period                                  $11.676          $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  582              367              170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.500          $10.114           $7.262          $11.577
  Accumulation Unit Value at end of
   period                                  $11.151          $12.500          $10.114           $7.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               79               79               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.696          $15.165          $10.916                -
  Accumulation Unit Value at end of
   period                                  $16.637          $18.696          $15.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.767           $7.995           $6.712          $11.562
  Accumulation Unit Value at end of
   period                                   $8.302           $8.767           $7.995           $6.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,572            3,029            3,181            3,363
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.665           $7.918           $6.661          $11.497
  Accumulation Unit Value at end of
   period                                   $8.189           $8.665           $7.918           $6.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  336              423              502              562
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.614           $7.880           $6.635          $11.464
  Accumulation Unit Value at end of
   period                                   $8.133           $8.614           $7.880           $6.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              403              425              450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.514           $7.804           $6.584          $11.400
  Accumulation Unit Value at end of
   period                                   $8.022           $8.514           $7.804           $6.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,532            1,928            2,162            2,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.514           $7.804           $6.584          $11.400
  Accumulation Unit Value at end of
   period                                   $8.022           $8.514           $7.804           $6.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,532            1,928            2,162            2,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.404          $12.316          $10.418                -
  Accumulation Unit Value at end of
   period                                  $12.598          $13.404          $12.316                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               14                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366           $7.691           $6.509          $11.303
  Accumulation Unit Value at end of
   period                                   $7.860           $8.366           $7.691           $6.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              250              276              296
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.320          $12.276          $10.415                -
  Accumulation Unit Value at end of
   period                                  $12.482          $13.320          $12.276                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                3                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.680          $10.476           $9.400
  Accumulation Unit Value at end of
   period                                  $11.577          $11.680          $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96               65               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.259          $10.293           $9.626
  Accumulation Unit Value at end of
   period                                  $11.562          $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,773            1,530              395
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.214          $10.275           $9.623
  Accumulation Unit Value at end of
   period                                  $11.497          $12.214          $10.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  524              461              234
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.192          $10.267           $9.621
  Accumulation Unit Value at end of
   period                                  $11.464          $12.192          $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  335              235               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.147          $10.250           $9.618
  Accumulation Unit Value at end of
   period                                  $11.400          $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,150            1,811              885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.147          $10.250           $9.618
  Accumulation Unit Value at end of
   period                                  $11.400          $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,150            1,811              885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.081          $10.224           $9.613
  Accumulation Unit Value at end of
   period                                  $11.303          $12.081          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              239              119
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

10

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.399          $10.775           $8.082          $14.331
  Accumulation Unit Value at end of
   period                                  $11.863          $12.399          $10.775           $8.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,895            9,871           11,211           12,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.255          $10.671           $8.020          $14.250
  Accumulation Unit Value at end of
   period                                  $11.701          $12.255          $10.671           $8.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  746            1,061            1,271            1,380
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.184          $10.620           $7.990          $14.209
  Accumulation Unit Value at end of
   period                                  $11.622          $12.184          $10.620           $7.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,225            1,230            1,366            1,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.042          $10.518           $7.929          $14.129
  Accumulation Unit Value at end of
   period                                  $11.464          $12.042          $10.518           $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,948            5,262            6,616            7,837
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.042          $10.518           $7.929          $14.129
  Accumulation Unit Value at end of
   period                                  $11.464          $12.042          $10.518           $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,948            5,262            6,616            7,837
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.437          $13.516          $10.215                -
  Accumulation Unit Value at end of
   period                                  $14.659          $15.437          $13.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107               37               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.833          $10.366           $7.838          $14.009
  Accumulation Unit Value at end of
   period                                  $11.231          $11.833          $10.366           $7.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318              414              479              539
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.341          $13.472          $10.212                -
  Accumulation Unit Value at end of
   period                                  $14.523          $15.341          $13.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.552           $7.365           $5.511           $9.548
  Accumulation Unit Value at end of
   period                                   $8.183           $8.552           $7.365           $5.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               58               41               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.496           $7.331           $5.497           $9.543
  Accumulation Unit Value at end of
   period                                   $8.113           $8.496           $7.331           $5.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               12                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.468           $7.315           $5.490           $9.540
  Accumulation Unit Value at end of
   period                                   $8.078           $8.468           $7.315           $5.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                7                5               11

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.414          $11.320           $9.562
  Accumulation Unit Value at end of
   period                                  $14.331          $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,162            5,354              748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.369          $11.301           $9.559
  Accumulation Unit Value at end of
   period                                  $14.250          $12.369          $11.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,467            1,186              468
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.346          $11.292           $9.557
  Accumulation Unit Value at end of
   period                                  $14.209          $12.346          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,401              779               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.301          $11.273           $9.554
  Accumulation Unit Value at end of
   period                                  $14.129          $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,943            6,032            2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.301          $11.273           $9.554
  Accumulation Unit Value at end of
   period                                  $14.129          $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,943            6,032            2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.233          $11.245           $9.549
  Accumulation Unit Value at end of
   period                                  $14.009          $12.233          $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  549              512              300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.642                -                -
  Accumulation Unit Value at end of
   period                                   $9.548                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.639                -                -
  Accumulation Unit Value at end of
   period                                   $9.543                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.637                -                -
  Accumulation Unit Value at end of
   period                                   $9.540                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.413           $7.281           $5.476           $9.535
  Accumulation Unit Value at end of
   period                                   $8.010           $8.413           $7.281           $5.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               50               89               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.413           $7.281           $5.476           $9.535
  Accumulation Unit Value at end of
   period                                   $8.010           $8.413           $7.281           $5.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               50               89               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.132          $13.997          $10.553                -
  Accumulation Unit Value at end of
   period                                  $15.320          $16.132          $13.997                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                6                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.330           $7.232           $5.455           $9.527
  Accumulation Unit Value at end of
   period                                   $7.907           $8.330           $7.232           $5.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                4               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.030          $13.951          $10.550                -
  Accumulation Unit Value at end of
   period                                  $15.179          $16.030          $13.951                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.932           $8.782           $6.870          $12.208
  Accumulation Unit Value at end of
   period                                   $9.838           $9.932           $8.782           $6.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,074            2,482            2,721            2,956
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.816           $8.697           $6.818          $12.139
  Accumulation Unit Value at end of
   period                                   $9.704           $9.816           $8.697           $6.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              372              445              522
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.759           $8.655           $6.792          $12.104
  Accumulation Unit Value at end of
   period                                   $9.638           $9.759           $8.655           $6.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  449              431              444              480
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.646           $8.572           $6.740          $12.036
  Accumulation Unit Value at end of
   period                                   $9.507           $9.646           $8.572           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,344            1,673            1,937            2,183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.646           $8.572           $6.740          $12.036
  Accumulation Unit Value at end of
   period                                   $9.507           $9.646           $8.572           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,344            1,673            1,937            2,183

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.635                -                -
  Accumulation Unit Value at end of
   period                                   $9.535                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.635                -                -
  Accumulation Unit Value at end of
   period                                   $9.535                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.630                -                -
  Accumulation Unit Value at end of
   period                                   $9.527                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.249          $10.378           $9.543
  Accumulation Unit Value at end of
   period                                  $12.208          $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,463            1,476              397
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.204          $10.361           $9.540
  Accumulation Unit Value at end of
   period                                  $12.139          $12.204          $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  524              480              247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.181          $10.352           $9.538
  Accumulation Unit Value at end of
   period                                  $12.104          $12.181          $10.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  391              234               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.137          $10.335           $9.535
  Accumulation Unit Value at end of
   period                                  $12.036          $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,055            1,785              897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.137          $10.335           $9.535
  Accumulation Unit Value at end of
   period                                  $12.036          $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,055            1,785              897

12

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.595          $13.003          $10.249                -
  Accumulation Unit Value at end of
   period                                  $14.349          $14.595          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               13                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.478           $8.448           $6.662          $11.934
  Accumulation Unit Value at end of
   period                                   $9.314           $9.478           $8.448           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              229              262              288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.504          $12.960          $10.246                -
  Accumulation Unit Value at end of
   period                                  $14.217          $14.504          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.058           $9.072           $7.204          $13.892
  Accumulation Unit Value at end of
   period                                  $10.879          $11.058           $9.072           $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  747              891            1,007            1,136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.930           $8.985           $7.149          $13.814
  Accumulation Unit Value at end of
   period                                  $10.731          $10.930           $8.985           $7.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              121              155              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.866           $8.941           $7.121          $13.775
  Accumulation Unit Value at end of
   period                                  $10.658          $10.866           $8.941           $7.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              115              117              269
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.740           $8.855           $7.067          $13.697
  Accumulation Unit Value at end of
   period                                  $10.513          $10.740           $8.855           $7.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  416              608              685              739
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.740           $8.855           $7.067          $13.697
  Accumulation Unit Value at end of
   period                                  $10.513          $10.740           $8.855           $7.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  416              608              685              739
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.236          $12.593          $10.075                -
  Accumulation Unit Value at end of
   period                                  $14.877          $15.236          $12.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.554           $8.727           $6.986          $13.581
  Accumulation Unit Value at end of
   period                                  $10.300          $10.554           $8.727           $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               93              110              125

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.070          $10.309           $9.530
  Accumulation Unit Value at end of
   period                                  $11.934          $12.070          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              276              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.145          $10.627           $9.553
  Accumulation Unit Value at end of
   period                                  $13.892          $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,140              547               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.104          $10.609           $9.550
  Accumulation Unit Value at end of
   period                                  $13.814          $11.104          $10.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157              115               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.084          $10.600           $9.548
  Accumulation Unit Value at end of
   period                                  $13.775          $11.084          $10.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  404               85               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.043          $10.582           $9.545
  Accumulation Unit Value at end of
   period                                  $13.697          $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  748              556              171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.043          $10.582           $9.545
  Accumulation Unit Value at end of
   period                                  $13.697          $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  748              556              171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.983          $10.556           $9.540
  Accumulation Unit Value at end of
   period                                  $13.581          $10.983          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  333               81               27

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.140          $12.551          $10.072                -
  Accumulation Unit Value at end of
   period                                  $14.739          $15.140          $12.551                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.513          $11.470           $8.340          $14.032
  Accumulation Unit Value at end of
   period                                  $12.733          $14.513          $11.470           $8.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,984            2,421            2,613            2,667
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.345          $11.359           $8.276          $13.953
  Accumulation Unit Value at end of
   period                                  $12.560          $14.345          $11.359           $8.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              309              359              360
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.261          $11.305           $8.244          $13.913
  Accumulation Unit Value at end of
   period                                  $12.474          $14.261          $11.305           $8.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              487              380              395
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.096          $11.196           $8.181          $13.834
  Accumulation Unit Value at end of
   period                                  $12.305          $14.096          $11.196           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,290            1,668            1,972            2,129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.096          $11.196           $8.181          $13.834
  Accumulation Unit Value at end of
   period                                  $12.305          $14.096          $11.196           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,290            1,668            1,972            2,129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.996          $14.329          $10.497                -
  Accumulation Unit Value at end of
   period                                  $15.670          $17.996          $14.329                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               32                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.851          $11.034           $8.087          $13.717
  Accumulation Unit Value at end of
   period                                  $12.055          $13.851          $11.034           $8.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  172              225              237              255
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.883          $14.282          $10.494                -
  Accumulation Unit Value at end of
   period                                  $15.525          $17.883          $14.282                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.359           $9.136           $5.907          $12.322
  Accumulation Unit Value at end of
   period                                  $10.168          $11.359           $9.136           $5.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              272              296              291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.227           $9.048           $5.862          $12.252
  Accumulation Unit Value at end of
   period                                  $10.030          $11.227           $9.048           $5.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               48               47               19

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.362          $11.176           $9.318
  Accumulation Unit Value at end of
   period                                  $14.032          $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,559            1,641              413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.317          $11.157           $9.314
  Accumulation Unit Value at end of
   period                                  $13.953          $12.317          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  369              332              124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.294          $11.148           $9.313
  Accumulation Unit Value at end of
   period                                  $13.913          $12.294          $11.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  392              309               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.249          $11.129           $9.310
  Accumulation Unit Value at end of
   period                                  $13.834          $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,197            1,850              700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.249          $11.129           $9.310
  Accumulation Unit Value at end of
   period                                  $13.834          $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,197            1,850              700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.182          $11.101           $9.305
  Accumulation Unit Value at end of
   period                                  $13.717          $12.182          $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              516              319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.874          $10.401           $8.953
  Accumulation Unit Value at end of
   period                                  $12.322          $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310               65               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.831          $10.384           $8.950
  Accumulation Unit Value at end of
   period                                  $12.252          $11.831          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               17                9

14

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.161           $9.004           $5.839          $12.217
  Accumulation Unit Value at end of
   period                                   $9.961          $11.161           $9.004           $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66              126              160               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.032           $8.917           $5.795          $12.148
  Accumulation Unit Value at end of
   period                                   $9.826          $11.032           $8.917           $5.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  215              397              410              372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.032           $8.917           $5.795          $12.148
  Accumulation Unit Value at end of
   period                                   $9.826          $11.032           $8.917           $5.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  215              397              410              372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.349          $16.489          $10.742                -
  Accumulation Unit Value at end of
   period                                  $18.079          $20.349          $16.489                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $8.788           $5.728          $12.045
  Accumulation Unit Value at end of
   period                                   $9.626          $10.840           $8.788           $5.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               39               33               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.221          $16.435          $10.739                -
  Accumulation Unit Value at end of
   period                                  $17.912          $20.221          $16.435                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.114           $4.634           $3.614           $5.372
  Accumulation Unit Value at end of
   period                                   $5.126           $5.114           $4.634           $3.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,625            1,892            1,799            1,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.028           $4.566           $3.568           $5.314
  Accumulation Unit Value at end of
   period                                   $5.030           $5.028           $4.566           $3.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  250              272              219              247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.165           $1.059           $0.828           $1.235
  Accumulation Unit Value at end of
   period                                   $1.164           $1.165           $1.059           $0.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,757            1,576            1,186            1,156
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.043           $0.818           $1.222
  Accumulation Unit Value at end of
   period                                   $1.142           $1.145           $1.043           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,252            7,128            6,125            6,599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.043           $0.818           $1.222
  Accumulation Unit Value at end of
   period                                   $1.142           $1.145           $1.043           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,252            7,128            6,125            6,599

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.809          $10.375           $8.948
  Accumulation Unit Value at end of
   period                                  $12.217          $11.809          $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               16                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.766          $10.358           $8.945
  Accumulation Unit Value at end of
   period                                  $12.148          $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  369              281              158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.766          $10.358           $8.945
  Accumulation Unit Value at end of
   period                                  $12.148          $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  369              281              158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.701          $10.332           $8.940
  Accumulation Unit Value at end of
   period                                  $12.045          $11.701          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               12                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.119           $4.699           $4.355
  Accumulation Unit Value at end of
   period                                   $5.372           $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,621            1,207              380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.074           $4.667           $4.331
  Accumulation Unit Value at end of
   period                                   $5.314           $5.074           $4.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              206              109
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.180           $1.087           $1.009
  Accumulation Unit Value at end of
   period                                   $1.235           $1.180           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  851              676              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.079           $1.003
  Accumulation Unit Value at end of
   period                                   $1.222           $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,748            5,626            3,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.079           $1.003
  Accumulation Unit Value at end of
   period                                   $1.222           $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,748            5,626            3,125

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.439          $13.183          $10.359                -
  Accumulation Unit Value at end of
   period                                  $14.366          $14.439          $13.183                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               18                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.033           $0.812           $1.217
  Accumulation Unit Value at end of
   period                                   $1.125           $1.131           $1.033           $0.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  429              650              551              615
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.349          $13.139          $10.356                -
  Accumulation Unit Value at end of
   period                                  $14.233          $14.349          $13.139                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.140          $10.588           $7.386           $7.517
  Accumulation Unit Value at end of
   period                                  $10.584          $12.140          $10.588           $7.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,404            1,743            1,492              199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.085          $10.562           $7.382           $7.516
  Accumulation Unit Value at end of
   period                                  $10.516          $12.085          $10.562           $7.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126              206              252               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.058          $10.549           $7.381           $7.515
  Accumulation Unit Value at end of
   period                                  $10.482          $12.058          $10.549           $7.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327              289              274                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.004          $10.522           $7.377           $7.513
  Accumulation Unit Value at end of
   period                                  $10.414          $12.004          $10.522           $7.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,020            1,398            1,351              171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.004          $10.522           $7.377           $7.513
  Accumulation Unit Value at end of
   period                                  $10.414          $12.004          $10.522           $7.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,020            1,398            1,351              171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.907          $14.857          $10.442                -
  Accumulation Unit Value at end of
   period                                  $14.630          $16.907          $14.857                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               35                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.923          $10.483           $7.371           $7.510
  Accumulation Unit Value at end of
   period                                  $10.313          $11.923          $10.483           $7.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  134               97              117               24

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.082           $1.008
  Accumulation Unit Value at end of
   period                                   $1.217           $1.169           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719              611              334
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

16

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.801          $14.808          $10.439                -
  Accumulation Unit Value at end of
   period                                  $14.495          $16.801          $14.808                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                1                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.272           $1.134           $0.917           $1.485
  Accumulation Unit Value at end of
   period                                   $1.267           $1.272           $1.134           $0.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               41,926           54,187           63,590           69,767
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.251           $1.117           $0.905           $1.469
  Accumulation Unit Value at end of
   period                                   $1.243           $1.251           $1.117           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,237           11,171           13,927           16,413
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.714           $9.574           $7.766          $12.618
  Accumulation Unit Value at end of
   period                                  $10.633          $10.714           $9.574           $7.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  880              911              931            1,090
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.000           $0.813           $1.323
  Accumulation Unit Value at end of
   period                                   $1.106           $1.117           $1.000           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,380           50,669           60,387           67,581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.000           $0.813           $1.323
  Accumulation Unit Value at end of
   period                                   $1.106           $1.117           $1.000           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,380           50,669           60,387           67,581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.253          $12.795          $10.425                -
  Accumulation Unit Value at end of
   period                                  $14.082          $14.253          $12.795                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               30                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.918           $0.748           $1.222
  Accumulation Unit Value at end of
   period                                   $1.009           $1.022           $0.918           $0.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,184            7,764            9,023            9,998
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.164          $12.753          $10.422                -
  Accumulation Unit Value at end of
   period                                  $13.952          $14.164          $12.753                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                2                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.698           $3.320           $2.706           $4.069
  Accumulation Unit Value at end of
   period                                   $3.688           $3.698           $3.320           $2.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,103           28,731           31,727           34,462

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.393           $1.259           $1.157
  Accumulation Unit Value at end of
   period                                   $1.485           $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               81,084           55,296           12,076
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.381           $1.250           $1.151
  Accumulation Unit Value at end of
   period                                   $1.469           $1.381           $1.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,130           16,884            7,910
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.870          $10.758           $9.910
  Accumulation Unit Value at end of
   period                                  $12.618          $11.870          $10.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,208              861              158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.133           $1.045
  Accumulation Unit Value at end of
   period                                   $1.323           $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,374           69,351           31,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.133           $1.045
  Accumulation Unit Value at end of
   period                                   $1.323           $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,374           69,351           31,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.155           $1.052           $0.972
  Accumulation Unit Value at end of
   period                                   $1.222           $1.155           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,291           10,039            4,391
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.819           $3.224           $3.001
  Accumulation Unit Value at end of
   period                                   $4.069           $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,091           13,978            2,160

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $3.637           $3.271           $2.671           $4.025
  Accumulation Unit Value at end of
   period                                   $3.619           $3.637           $3.271           $2.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,903            2,353            2,872            3,147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.460           $1.315           $1.075           $1.621
  Accumulation Unit Value at end of
   period                                   $1.452           $1.460           $1.315           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,938            9,446            9,831           10,707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.436           $1.295           $1.061           $1.604
  Accumulation Unit Value at end of
   period                                   $1.425           $1.436           $1.295           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,353           36,606           44,297           50,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.436           $1.295           $1.061           $1.604
  Accumulation Unit Value at end of
   period                                   $1.425           $1.436           $1.295           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,353           36,606           44,297           50,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.926          $12.594          $10.341                -
  Accumulation Unit Value at end of
   period                                  $13.781          $13.926          $12.594                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161               47               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.418           $1.283           $1.054           $1.598
  Accumulation Unit Value at end of
   period                                   $1.403           $1.418           $1.283           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,764            3,214            3,670            3,948
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.839          $12.552          $10.338                -
  Accumulation Unit Value at end of
   period                                  $13.654          $13.839          $12.552                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                6                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.783           $1.586           $1.188           $2.539
  Accumulation Unit Value at end of
   period                                   $1.511           $1.783           $1.586           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,063            1,522            1,875            2,030
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.753           $1.563           $1.173           $2.512
  Accumulation Unit Value at end of
   period                                   $1.483           $1.753           $1.563           $1.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98              105              103              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.884           $8.817           $6.625          $14.203
  Accumulation Unit Value at end of
   period                                   $8.351           $9.884           $8.817           $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               69               87              188

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $3.786           $3.202           $2.984
  Accumulation Unit Value at end of
   period                                   $4.025           $3.786           $3.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,961            2,315            1,003
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.526           $1.292           $1.205
  Accumulation Unit Value at end of
   period                                   $1.621           $1.526           $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,488            6,480            1,009
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.513           $1.284           $1.199
  Accumulation Unit Value at end of
   period                                   $1.604           $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,380           33,300           11,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.513           $1.284           $1.199
  Accumulation Unit Value at end of
   period                                   $1.604           $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,380           33,300           11,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.512           $1.287           $1.204
  Accumulation Unit Value at end of
   period                                   $1.598           $1.512           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,791            3,881            2,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.064           $1.837           $1.628
  Accumulation Unit Value at end of
   period                                   $2.539           $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,183            1,154              292
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.045           $1.824           $1.619
  Accumulation Unit Value at end of
   period                                   $2.512           $2.045           $1.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              108               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.576          $10.336           $9.180
  Accumulation Unit Value at end of
   period                                  $14.203          $11.576          $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238               42                5

18

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.696           $1.516           $1.141           $2.451
  Accumulation Unit Value at end of
   period                                   $1.430           $1.696           $1.516           $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,226            1,495            1,705            1,894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.696           $1.516           $1.141           $2.451
  Accumulation Unit Value at end of
   period                                   $1.430           $1.696           $1.516           $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,226            1,495            1,705            1,894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.580          $13.961          $10.537                -
  Accumulation Unit Value at end of
   period                                  $13.104          $15.580          $13.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.165           $1.044           $0.788           $1.699
  Accumulation Unit Value at end of
   period                                   $0.979           $1.165           $1.044           $0.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              300              380              470
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.482          $13.915          $10.534                -
  Accumulation Unit Value at end of
   period                                  $12.983          $15.482          $13.915                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.821           $8.602           $6.150          $10.478
  Accumulation Unit Value at end of
   period                                   $8.768           $9.821           $8.602           $6.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               28               64                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.766           $8.571           $6.140          $10.474
  Accumulation Unit Value at end of
   period                                   $8.701           $9.766           $8.571           $6.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               10                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.738           $8.555           $6.135          $10.473
  Accumulation Unit Value at end of
   period                                   $8.668           $9.738           $8.555           $6.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               24               26               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.683           $8.524           $6.125          $10.469
  Accumulation Unit Value at end of
   period                                   $8.601           $9.683           $8.524           $6.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               14               19               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.683           $8.524           $6.125          $10.469
  Accumulation Unit Value at end of
   period                                   $8.601           $9.683           $8.524           $6.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               14               19               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.484          $14.547          $10.479                -
  Accumulation Unit Value at end of
   period                                  $14.606          $16.484          $14.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.002           $1.791           $1.593
  Accumulation Unit Value at end of
   period                                   $2.451           $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,175            1,442              568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.002           $1.791           $1.593
  Accumulation Unit Value at end of
   period                                   $2.451           $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,175            1,442              568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.391           $1.249           $1.113
  Accumulation Unit Value at end of
   period                                   $1.699           $1.391           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,436              379               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.601           $8.477           $6.109          $10.464
  Accumulation Unit Value at end of
   period                                   $8.503           $9.601           $8.477           $6.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.381          $14.499          $10.476                -
  Accumulation Unit Value at end of
   period                                  $14.471          $16.381          $14.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.343           $1.143           $0.865           $1.510
  Accumulation Unit Value at end of
   period                                   $1.203           $1.343           $1.143           $0.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,641            7,846            5,030            5,664
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.320           $1.126           $0.854           $1.494
  Accumulation Unit Value at end of
   period                                   $1.181           $1.320           $1.126           $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  642              797              587              694
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.309           $1.118           $0.849           $1.486
  Accumulation Unit Value at end of
   period                                   $1.170           $1.309           $1.118           $0.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  877            1,008              588              834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.102           $0.838           $1.470
  Accumulation Unit Value at end of
   period                                   $1.148           $1.288           $1.102           $0.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,949            5,337            2,959            3,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.102           $0.838           $1.470
  Accumulation Unit Value at end of
   period                                   $1.148           $1.288           $1.102           $0.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,949            5,337            2,959            3,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.905          $13.641          $10.403                -
  Accumulation Unit Value at end of
   period                                  $14.145          $15.905          $13.641                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                8                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.272           $1.091           $0.833           $1.465
  Accumulation Unit Value at end of
   period                                   $1.130           $1.272           $1.091           $0.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  305              428              252              300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.805          $13.596          $10.400                -
  Accumulation Unit Value at end of
   period                                  $14.014          $15.805          $13.596                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.314           $1.277           $1.135
  Accumulation Unit Value at end of
   period                                   $1.510           $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,802            2,764              992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.268           $1.129
  Accumulation Unit Value at end of
   period                                   $1.494           $1.303           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  642              565              335
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.264           $1.126
  Accumulation Unit Value at end of
   period                                   $1.486           $1.297           $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  779              334              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.286           $1.255           $1.119
  Accumulation Unit Value at end of
   period                                   $1.470           $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,223            3,395            1,850
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.286           $1.255           $1.119
  Accumulation Unit Value at end of
   period                                   $1.470           $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,223            3,395            1,850
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.258           $1.125
  Accumulation Unit Value at end of
   period                                   $1.465           $1.285           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              191               86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

20

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.590           $1.374           $1.077           $2.014
  Accumulation Unit Value at end of
   period                                   $1.426           $1.590           $1.374           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,951           15,691           19,293           21,437
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.563           $1.354           $1.063           $1.993
  Accumulation Unit Value at end of
   period                                   $1.399           $1.563           $1.354           $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,507            1,844            2,244            2,444
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.980          $13.853          $10.894          $20.435
  Accumulation Unit Value at end of
   period                                  $14.288          $15.980          $13.853          $10.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234              197              196              365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.524           $1.324           $1.043           $1.961
  Accumulation Unit Value at end of
   period                                   $1.360           $1.524           $1.324           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,489           13,035           16,194           20,016
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.524           $1.324           $1.043           $1.961
  Accumulation Unit Value at end of
   period                                   $1.360           $1.524           $1.324           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,489           13,035           16,194           20,016
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.328          $13.348          $10.544                -
  Accumulation Unit Value at end of
   period                                  $13.644          $15.328          $13.348                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               34                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.545           $1.346           $1.064           $2.006
  Accumulation Unit Value at end of
   period                                   $1.375           $1.545           $1.346           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  695              966            1,275            1,506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.232          $13.304          $10.541                -
  Accumulation Unit Value at end of
   period                                  $13.518          $15.232          $13.304                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.751           $1.532           $1.035           $1.406
  Accumulation Unit Value at end of
   period                                   $1.804           $1.751           $1.532           $1.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,999           13,633           11,023            7,480
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.722           $1.509           $1.021           $1.391
  Accumulation Unit Value at end of
   period                                   $1.770           $1.722           $1.509           $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,245            1,362            2,032            1,278

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.579           $1.432           $1.148
  Accumulation Unit Value at end of
   period                                   $2.014           $1.579           $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,275            6,715            1,702
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.565           $1.422           $1.142
  Accumulation Unit Value at end of
   period                                   $1.993           $1.565           $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,952            1,064              235
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.063          $14.611          $11.742
  Accumulation Unit Value at end of
   period                                  $20.435          $16.063          $14.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  424               83               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.544           $1.408           $1.133
  Accumulation Unit Value at end of
   period                                   $1.961           $1.544           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,737           12,160            3,838
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.544           $1.408           $1.133
  Accumulation Unit Value at end of
   period                                   $1.961           $1.544           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,737           12,160            3,838
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.585           $1.449           $1.168
  Accumulation Unit Value at end of
   period                                   $2.006           $1.585           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,271            1,160            1,327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.390           $1.270           $1.220
  Accumulation Unit Value at end of
   period                                   $1.406           $1.390           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,498            3,969              846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.378           $1.262           $1.214
  Accumulation Unit Value at end of
   period                                   $1.391           $1.378           $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,284            1,179              526

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.733          $12.928           $8.757          $11.937
  Accumulation Unit Value at end of
   period                                  $15.135          $14.733          $12.928           $8.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  293              284              292              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.665           $1.464           $0.994           $1.357
  Accumulation Unit Value at end of
   period                                   $1.707           $1.665           $1.464           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,037            7,741            7,666            5,192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.665           $1.464           $0.994           $1.357
  Accumulation Unit Value at end of
   period                                   $1.707           $1.665           $1.464           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,037            7,741            7,666            5,192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.317          $15.264          $10.386                -
  Accumulation Unit Value at end of
   period                                  $17.709          $17.317          $15.264                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               18                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.645           $1.451           $0.987           $1.353
  Accumulation Unit Value at end of
   period                                   $1.681           $1.645           $1.451           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,328              766              756              844
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.209          $15.214          $10.383                -
  Accumulation Unit Value at end of
   period                                  $17.546          $17.209          $15.214                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.735           $4.193           $3.378           $5.458
  Accumulation Unit Value at end of
   period                                   $4.744           $4.735           $4.193           $3.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,086            1,235            1,096              814
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $4.656           $4.132           $3.335           $5.399
  Accumulation Unit Value at end of
   period                                   $4.655           $4.656           $4.132           $3.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               43              106              110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.902           $0.729           $1.182
  Accumulation Unit Value at end of
   period                                   $1.015           $1.016           $0.902           $0.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  899            1,178              973              846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.999           $0.889           $0.720           $1.169
  Accumulation Unit Value at end of
   period                                   $0.996           $0.999           $0.889           $0.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,256            3,244            4,051            3,944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.999           $0.889           $0.720           $1.169
  Accumulation Unit Value at end of
   period                                   $0.996           $0.999           $0.889           $0.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,256            3,244            4,051            3,944

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.836          $10.851          $10.443
  Accumulation Unit Value at end of
   period                                  $11.937          $11.836          $10.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181               50               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.348           $1.239           $1.194
  Accumulation Unit Value at end of
   period                                   $1.357           $1.348           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,229            3,815            1,710
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.348           $1.239           $1.194
  Accumulation Unit Value at end of
   period                                   $1.357           $1.348           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,229            3,815            1,710
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.348           $1.242           $1.199
  Accumulation Unit Value at end of
   period                                   $1.353           $1.348           $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  764            1,347              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.272           $4.640           $4.321
  Accumulation Unit Value at end of
   period                                   $5.458           $5.272           $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,315              670               99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.225           $4.608           $4.297
  Accumulation Unit Value at end of
   period                                   $5.399           $5.225           $4.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122               86               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.011           $0.943
  Accumulation Unit Value at end of
   period                                   $1.182           $1.145           $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  948              521              498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.135           $1.004           $0.938
  Accumulation Unit Value at end of
   period                                   $1.169           $1.135           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,604            3,765            2,169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.135           $1.004           $0.938
  Accumulation Unit Value at end of
   period                                   $1.169           $1.135           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,604            3,765            2,169

22

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.052          $12.539          $10.176                -
  Accumulation Unit Value at end of
   period                                  $13.974          $14.052          $12.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                8                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.987           $0.881           $0.715           $1.165
  Accumulation Unit Value at end of
   period                                   $0.981           $0.987           $0.881           $0.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              590              538              291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.964          $12.497          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.845          $13.964          $12.497                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.653           $2.354           $1.793           $3.154
  Accumulation Unit Value at end of
   period                                   $2.246           $2.653           $2.354           $1.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,800           17,621           12,744           13,685
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.608           $2.320           $1.770           $3.120
  Accumulation Unit Value at end of
   period                                   $2.204           $2.608           $2.320           $1.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,215            2,654            2,189            2,549
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.446           $1.287           $0.983           $1.734
  Accumulation Unit Value at end of
   period                                   $1.220           $1.446           $1.287           $0.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,595            4,384            3,838            4,644
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.268           $0.970           $1.716
  Accumulation Unit Value at end of
   period                                   $1.197           $1.422           $1.268           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,881           25,719           20,511           22,265
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.268           $0.970           $1.716
  Accumulation Unit Value at end of
   period                                   $1.197           $1.422           $1.268           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,881           25,719           20,511           22,265
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.594          $13.944          $10.697                -
  Accumulation Unit Value at end of
   period                                  $13.103          $15.594          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               36                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.404           $1.256           $0.964           $1.710
  Accumulation Unit Value at end of
   period                                   $1.179           $1.404           $1.256           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,590            3,602            2,652            2,787

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.134           $1.006           $0.942
  Accumulation Unit Value at end of
   period                                   $1.165           $1.134           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  705              702              590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.515           $2.053           $1.761
  Accumulation Unit Value at end of
   period                                   $3.154           $2.515           $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,333            7,858            1,782
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.493           $2.039           $1.752
  Accumulation Unit Value at end of
   period                                   $3.120           $2.493           $2.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,330            2,290            1,098
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.387           $1.136           $0.976
  Accumulation Unit Value at end of
   period                                   $1.734           $1.387           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,734            2,682              341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.375           $1.128           $0.971
  Accumulation Unit Value at end of
   period                                   $1.716           $1.375           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,823           17,069            8,142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.375           $1.128           $0.971
  Accumulation Unit Value at end of
   period                                   $1.716           $1.375           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,823           17,069            8,142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.375           $1.131           $0.975
  Accumulation Unit Value at end of
   period                                   $1.710           $1.375           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,526            2,516            1,049

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.496          $13.899          $10.694                -
  Accumulation Unit Value at end of
   period                                  $12.982          $15.496          $13.899                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                1                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.052          $12.281                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               94                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.268          $10.266                -                -
  Accumulation Unit Value at end of
   period                                  $11.018          $12.268                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               27                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.262          $10.265                -                -
  Accumulation Unit Value at end of
   period                                  $11.001          $12.262                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               27                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.249          $10.263                -                -
  Accumulation Unit Value at end of
   period                                  $10.968          $12.249                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68              111                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.249          $10.263                -                -
  Accumulation Unit Value at end of
   period                                  $10.968          $12.249                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68              111                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.233          $10.261                -                -
  Accumulation Unit Value at end of
   period                                  $10.926          $12.233                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.230          $10.260                -                -
  Accumulation Unit Value at end of
   period                                  $10.918          $12.230                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               32                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.214          $10.258                -                -
  Accumulation Unit Value at end of
   period                                  $10.877          $12.214                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.960           $1.992           $2.023           $2.012
  Accumulation Unit Value at end of
   period                                   $1.929           $1.960           $1.992           $2.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,443           23,576           33,252           53,528

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.948           $1.891           $1.871
  Accumulation Unit Value at end of
   period                                   $2.012           $1.948           $1.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,113            6,472            2,184

24

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.928           $1.963           $1.997           $1.991
  Accumulation Unit Value at end of
   period                                   $1.893           $1.928           $1.963           $1.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,073            2,121            2,751            5,276
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.035           $1.055           $1.075           $1.072
  Accumulation Unit Value at end of
   period                                   $1.016           $1.035           $1.055           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,426           12,037           13,533           21,425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.096           $1.118           $1.118
  Accumulation Unit Value at end of
   period                                   $1.051           $1.073           $1.096           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,315           18,008           26,333           44,057
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.096           $1.118           $1.118
  Accumulation Unit Value at end of
   period                                   $1.051           $1.073           $1.096           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,315           18,008           26,333           44,057
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.530           $9.757           $9.982                -
  Accumulation Unit Value at end of
   period                                   $9.309           $9.530           $9.757                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               39               71                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.014           $1.038           $1.041
  Accumulation Unit Value at end of
   period                                   $0.966           $0.990           $1.014           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,666            9,056           11,144           15,839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.471           $9.725           $9.979                -
  Accumulation Unit Value at end of
   period                                   $9.223           $9.471           $9.725                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.569           $2.103           $1.653           $2.828
  Accumulation Unit Value at end of
   period                                   $2.443           $2.569           $2.103           $1.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,919            6,964            6,535            6,696
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.526           $2.072           $1.632           $2.797
  Accumulation Unit Value at end of
   period                                   $2.398           $2.526           $2.072           $1.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  415              489              578              495
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.764           $1.448           $1.142           $1.959
  Accumulation Unit Value at end of
   period                                   $1.673           $1.764           $1.448           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,959            1,187            1,330            1,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.427           $1.127           $1.938
  Accumulation Unit Value at end of
   period                                   $1.641           $1.735           $1.427           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,283            5,552            6,189            7,066

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.931           $1.878           $1.861
  Accumulation Unit Value at end of
   period                                   $1.991           $1.931           $1.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,356              896              605
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.041           $1.014           $1.005
  Accumulation Unit Value at end of
   period                                   $1.072           $1.041           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,138            2,832              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.088           $1.061           $1.054
  Accumulation Unit Value at end of
   period                                   $1.118           $1.088           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,843            7,990            4,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.088           $1.061           $1.054
  Accumulation Unit Value at end of
   period                                   $1.118           $1.088           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,843            7,990            4,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.994           $0.989
  Accumulation Unit Value at end of
   period                                   $1.041           $1.016           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,595              828              626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.515           $2.463                -
  Accumulation Unit Value at end of
   period                                   $2.828           $2.515                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,981              401                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.493           $2.444                -
  Accumulation Unit Value at end of
   period                                   $2.797           $2.493                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  278               21                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.748           $1.714                -
  Accumulation Unit Value at end of
   period                                   $1.959           $1.748                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,150              148                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.701                -
  Accumulation Unit Value at end of
   period                                   $1.938           $1.733                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,769              848                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.427           $1.127           $1.938
  Accumulation Unit Value at end of
   period                                   $1.641           $1.735           $1.427           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,283            5,552            6,189            7,066
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.011          $13.205          $10.456                -
  Accumulation Unit Value at end of
   period                                  $15.113          $16.011          $13.205                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               11                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.697           $1.400           $1.109           $1.913
  Accumulation Unit Value at end of
   period                                   $1.601           $1.697           $1.400           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  432              401              449              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.910          $13.161          $10.453                -
  Accumulation Unit Value at end of
   period                                  $14.973          $15.910          $13.161                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.223           $7.448           $5.118           $9.785
  Accumulation Unit Value at end of
   period                                   $8.974           $9.223           $7.448           $5.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              286              297              111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.163           $7.414           $5.105           $9.780
  Accumulation Unit Value at end of
   period                                   $8.897           $9.163           $7.414           $5.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               65               55               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.133           $7.397           $5.099           $9.777
  Accumulation Unit Value at end of
   period                                   $8.859           $9.133           $7.397           $5.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212              218              216               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.073           $7.364           $5.085           $9.772
  Accumulation Unit Value at end of
   period                                   $8.784           $9.073           $7.364           $5.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              202              225               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.073           $7.364           $5.085           $9.772
  Accumulation Unit Value at end of
   period                                   $8.784           $9.073           $7.364           $5.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              202              225               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.304          $14.892          $10.310                -
  Accumulation Unit Value at end of
   period                                  $17.675          $18.304          $14.892                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.984           $7.313           $5.066           $9.764
  Accumulation Unit Value at end of
   period                                   $8.671           $8.984           $7.313           $5.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               19               19                5

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.701                -
  Accumulation Unit Value at end of
   period                                   $1.938           $1.733                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,769              848                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.716           $1.687                -
  Accumulation Unit Value at end of
   period                                   $1.913           $1.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,185              410                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.510                -                -
  Accumulation Unit Value at end of
   period                                   $9.785                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.507                -                -
  Accumulation Unit Value at end of
   period                                   $9.780                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.506                -                -
  Accumulation Unit Value at end of
   period                                   $9.777                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.503                -                -
  Accumulation Unit Value at end of
   period                                   $9.772                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.503                -                -
  Accumulation Unit Value at end of
   period                                   $9.772                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.499                -                -
  Accumulation Unit Value at end of
   period                                   $9.764                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

26

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.189          $14.843          $10.307                -
  Accumulation Unit Value at end of
   period                                  $17.512          $18.189          $14.843                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.112           $0.835           $1.356
  Accumulation Unit Value at end of
   period                                   $1.492           $1.495           $1.112           $0.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,895            5,551            5,489            6,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.470           $1.096           $0.824           $1.341
  Accumulation Unit Value at end of
   period                                   $1.464           $1.470           $1.096           $0.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  751              985            1,121            1,284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.798          $11.044           $8.314          $13.541
  Accumulation Unit Value at end of
   period                                  $14.726          $14.798          $11.044           $8.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  246              228               89              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.433           $1.072           $0.809           $1.320
  Accumulation Unit Value at end of
   period                                   $1.424           $1.433           $1.072           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,710            4,974            5,446            6,177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.433           $1.072           $0.809           $1.320
  Accumulation Unit Value at end of
   period                                   $1.424           $1.433           $1.072           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,710            4,974            5,446            6,177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.780          $14.079          $10.646                -
  Accumulation Unit Value at end of
   period                                  $18.604          $18.780          $14.079                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               12                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.090           $0.825           $1.350
  Accumulation Unit Value at end of
   period                                   $1.439           $1.453           $1.090           $0.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  715              770              766              842
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.662          $14.033          $10.643                -
  Accumulation Unit Value at end of
   period                                  $18.432          $18.662          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.033           $5.340           $3.834           $6.850
  Accumulation Unit Value at end of
   period                                   $5.872           $6.033           $5.340           $3.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  683            1,029            1,180            1,391

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.403           $1.334           $1.140
  Accumulation Unit Value at end of
   period                                   $1.356           $1.403           $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,427            4,123            1,786
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.391           $1.325           $1.133
  Accumulation Unit Value at end of
   period                                   $1.341           $1.391           $1.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,373            1,386            1,050
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.059          $13.410          $11.474
  Accumulation Unit Value at end of
   period                                  $13.541          $14.059          $13.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97               60               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.312           $1.124
  Accumulation Unit Value at end of
   period                                   $1.320           $1.373           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,677            8,881            7,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.312           $1.124
  Accumulation Unit Value at end of
   period                                   $1.320           $1.373           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,677            8,881            7,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.409           $1.350           $1.159
  Accumulation Unit Value at end of
   period                                   $1.350           $1.409           $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  851            1,413            1,255
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.573           $5.825           $5.211
  Accumulation Unit Value at end of
   period                                   $6.850           $6.573           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,388              941              269

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.932           $5.261           $3.785           $6.776
  Accumulation Unit Value at end of
   period                                   $5.763           $5.932           $5.261           $3.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142              156              184              199
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.998           $0.886           $0.638           $1.143
  Accumulation Unit Value at end of
   period                                   $0.968           $0.998           $0.886           $0.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,019              908              924              912
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.981           $0.873           $0.630           $1.131
  Accumulation Unit Value at end of
   period                                   $0.950           $0.981           $0.873           $0.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,183            4,345            5,380            7,163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.981           $0.873           $0.630           $1.131
  Accumulation Unit Value at end of
   period                                   $0.950           $0.981           $0.873           $0.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,183            4,345            5,380            7,163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.017          $14.283          $10.332                -
  Accumulation Unit Value at end of
   period                                  $15.473          $16.017          $14.283                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.969           $0.865           $0.626           $1.127
  Accumulation Unit Value at end of
   period                                   $0.936           $0.969           $0.865           $0.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  516              722              790              814
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.916          $14.236          $10.329                -
  Accumulation Unit Value at end of
   period                                  $15.330          $15.916          $14.236                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.560           $3.364           $2.972           $3.269
  Accumulation Unit Value at end of
   period                                   $3.748           $3.560           $3.364           $2.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,946           42,157           45,854           43,861
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $3.500           $3.315           $2.934           $3.234
  Accumulation Unit Value at end of
   period                                   $3.678           $3.500           $3.315           $2.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,178            5,202            6,519            6,679
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.898          $14.123          $12.515          $13.808
  Accumulation Unit Value at end of
   period                                  $15.640          $14.898          $14.123          $12.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,866            1,554            1,618            1,317
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.546           $1.469           $1.304           $1.442
  Accumulation Unit Value at end of
   period                                   $1.620           $1.546           $1.469           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,034           58,330           66,694           68,387

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.515           $5.785           $5.183
  Accumulation Unit Value at end of
   period                                   $6.776           $6.515           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  214              217              100
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.100           $0.978           $0.877
  Accumulation Unit Value at end of
   period                                   $1.143           $1.100           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  857              675               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.090           $0.971           $0.872
  Accumulation Unit Value at end of
   period                                   $1.131           $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,939            6,544            3,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.090           $0.971           $0.872
  Accumulation Unit Value at end of
   period                                   $1.131           $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,939            6,544            3,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.090           $0.974           $0.876
  Accumulation Unit Value at end of
   period                                   $1.127           $1.090           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  820              977              653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.174           $3.077           $3.066
  Accumulation Unit Value at end of
   period                                   $3.269           $3.174           $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,451           22,682            5,008
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $3.146           $3.056           $3.049
  Accumulation Unit Value at end of
   period                                   $3.234           $3.146           $3.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,967            6,528            3,209
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.445          $13.075          $13.053
  Accumulation Unit Value at end of
   period                                  $13.808          $13.445          $13.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,232              607              134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.407           $1.371           $1.370
  Accumulation Unit Value at end of
   period                                   $1.442           $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,435           58,269           27,613

28

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.546           $1.469           $1.304           $1.442
  Accumulation Unit Value at end of
   period                                   $1.620           $1.546           $1.469           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,034           58,330           66,694           68,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.101          $11.522          $10.257                -
  Accumulation Unit Value at end of
   period                                  $12.646          $12.101          $11.522                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  319              118               36                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.541           $1.372           $1.522
  Accumulation Unit Value at end of
   period                                   $1.690           $1.618           $1.541           $1.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,141            6,266            6,281            5,100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.025          $11.485          $10.254                -
  Accumulation Unit Value at end of
   period                                  $12.529          $12.025          $11.485                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               11                1                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.129           $1.110           $1.135
  Accumulation Unit Value at end of
   period                                   $1.191           $1.153           $1.129           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,604           56,375           62,485           68,363
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.134           $1.113           $1.096           $1.123
  Accumulation Unit Value at end of
   period                                   $1.168           $1.134           $1.113           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,685            7,572            9,226           10,525
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.125           $1.104           $1.089           $1.117
  Accumulation Unit Value at end of
   period                                   $1.157           $1.125           $1.104           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,284            9,981           10,277           11,368
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.088           $1.075           $1.105
  Accumulation Unit Value at end of
   period                                   $1.136           $1.106           $1.088           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,545           35,031           38,517           46,066
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.088           $1.075           $1.105
  Accumulation Unit Value at end of
   period                                   $1.136           $1.106           $1.088           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,545           35,031           38,517           46,066
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.265          $10.125          $10.027                -
  Accumulation Unit Value at end of
   period                                  $10.515          $10.265          $10.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               46               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.078           $1.068           $1.101
  Accumulation Unit Value at end of
   period                                   $1.119           $1.092           $1.078           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,451            4,517            4,261            4,210

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.407           $1.371           $1.370
  Accumulation Unit Value at end of
   period                                   $1.442           $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,435           58,269           27,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.489           $1.456           $1.458
  Accumulation Unit Value at end of
   period                                   $1.522           $1.489           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,935            4,694            3,152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.105           $1.080           $1.081
  Accumulation Unit Value at end of
   period                                   $1.135           $1.105           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               60,999           29,837            6,100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.095           $1.072           $1.075
  Accumulation Unit Value at end of
   period                                   $1.123           $1.095           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,647            9,090            4,210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.091           $1.069           $1.072
  Accumulation Unit Value at end of
   period                                   $1.117           $1.091           $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,134            3,660              640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.061           $1.066
  Accumulation Unit Value at end of
   period                                   $1.105           $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,368           31,551           13,440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.061           $1.066
  Accumulation Unit Value at end of
   period                                   $1.105           $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,368           31,551           13,440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.064           $1.071
  Accumulation Unit Value at end of
   period                                   $1.101           $1.081           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,303            3,695            1,449

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.201          $10.092          $10.024                -
  Accumulation Unit Value at end of
   period                                  $10.418          $10.201          $10.092                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.139           $0.931           $1.433
  Accumulation Unit Value at end of
   period                                   $1.240           $1.285           $1.139           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,827           27,148           16,406           18,014
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.122           $0.919           $1.418
  Accumulation Unit Value at end of
   period                                   $1.217           $1.264           $1.122           $0.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,874            2,287            1,184            1,289
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.250           $1.111           $0.911           $1.407
  Accumulation Unit Value at end of
   period                                   $1.203           $1.250           $1.111           $0.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,997            4,278            2,956            2,996
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.229           $1.095           $0.899           $1.392
  Accumulation Unit Value at end of
   period                                   $1.180           $1.229           $1.095           $0.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,986           14,837            7,406            8,652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.229           $1.095           $0.899           $1.392
  Accumulation Unit Value at end of
   period                                   $1.180           $1.229           $1.095           $0.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,986           14,837            7,406            8,652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.026          $12.523          $10.308                -
  Accumulation Unit Value at end of
   period                                  $13.432          $14.026          $12.523                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               28               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.214           $1.085           $0.893           $1.387
  Accumulation Unit Value at end of
   period                                   $1.162           $1.214           $1.085           $0.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  937            1,435              894            1,080
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.939          $12.482          $10.305                -
  Accumulation Unit Value at end of
   period                                  $13.308          $13.939          $12.482                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.785          $12.985          $10.276          $16.264
  Accumulation Unit Value at end of
   period                                  $14.243          $14.785          $12.985          $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,031            1,260            1,375            1,562

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.115           $1.037
  Accumulation Unit Value at end of
   period                                   $1.433           $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,834            2,201              343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.325           $1.107           $1.031
  Accumulation Unit Value at end of
   period                                   $1.418           $1.325           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  678              202               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.316           $1.101           $1.026
  Accumulation Unit Value at end of
   period                                   $1.407           $1.316           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,873            1,131              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.093           $1.020
  Accumulation Unit Value at end of
   period                                   $1.392           $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,451            2,300              400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.093           $1.020
  Accumulation Unit Value at end of
   period                                   $1.392           $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,451            2,300              400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.096           $1.025
  Accumulation Unit Value at end of
   period                                   $1.387           $1.304           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,039              709              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.920          $14.816          $14.064
  Accumulation Unit Value at end of
   period                                  $16.264          $16.920          $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,751            1,167              329

30

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.560          $12.813          $10.160          $16.113
  Accumulation Unit Value at end of
   period                                  $13.999          $14.560          $12.813          $10.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180              233              296              353
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.448          $12.728          $10.102          $16.038
  Accumulation Unit Value at end of
   period                                  $13.878          $14.448          $12.728          $10.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              214              237              262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.229          $12.559           $9.988          $15.889
  Accumulation Unit Value at end of
   period                                  $13.639          $14.229          $12.559           $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835            1,098            1,357            1,541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.229          $12.559           $9.988          $15.889
  Accumulation Unit Value at end of
   period                                  $13.639          $14.229          $12.559           $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835            1,098            1,357            1,541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.886          $13.172          $10.502                -
  Accumulation Unit Value at end of
   period                                  $14.234          $14.886          $13.172                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               10                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.919          $12.323           $9.830          $15.683
  Accumulation Unit Value at end of
   period                                  $13.302          $13.919          $12.323           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106              125              149              171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.793          $13.129          $10.499                -
  Accumulation Unit Value at end of
   period                                  $14.102          $14.793          $13.129                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.405          $13.953          $11.424          $17.123
  Accumulation Unit Value at end of
   period                                  $14.818          $15.405          $13.953          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  695              836              966            1,038
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.103          $13.706          $11.244          $16.888
  Accumulation Unit Value at end of
   period                                  $14.498          $15.103          $13.706          $11.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               89              107              124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.987          $13.615          $11.181          $16.809
  Accumulation Unit Value at end of
   period                                  $14.373          $14.987          $13.615          $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              140              160              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.737          $13.415          $11.038          $16.628
  Accumulation Unit Value at end of
   period                                  $14.105          $14.737          $13.415          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              533              644              712

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.797          $14.737          $14.008
  Accumulation Unit Value at end of
   period                                  $16.113          $16.797          $14.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  404              373              208
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.735          $14.698          $13.980
  Accumulation Unit Value at end of
   period                                  $16.038          $16.735          $14.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283              185               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.613          $14.620          $13.924
  Accumulation Unit Value at end of
   period                                  $15.889          $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,800            1,614              899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.613          $14.620          $13.924
  Accumulation Unit Value at end of
   period                                  $15.889          $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,800            1,614              899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.447          $14.517          $13.854
  Accumulation Unit Value at end of
   period                                  $15.683          $16.447          $14.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              171               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.971          $14.870          $13.596
  Accumulation Unit Value at end of
   period                                  $17.123          $16.971          $14.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  956              405               91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.772          $14.724          $13.481
  Accumulation Unit Value at end of
   period                                  $16.888          $16.772          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              106               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.710          $14.685          $13.454
  Accumulation Unit Value at end of
   period                                  $16.809          $16.710          $14.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142               57                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.563          $14.585          $13.380
  Accumulation Unit Value at end of
   period                                  $16.628          $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  772              617              204

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.737          $13.415          $11.038          $16.628
  Accumulation Unit Value at end of
   period                                  $14.105          $14.737          $13.415          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              533              644              712
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.758          $12.554          $10.356                -
  Accumulation Unit Value at end of
   period                                  $13.134          $13.758          $12.554                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                4                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.400          $13.147          $10.850          $16.395
  Accumulation Unit Value at end of
   period                                  $13.741          $14.400          $13.147          $10.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               37               48               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.672          $12.513          $10.353                -
  Accumulation Unit Value at end of
   period                                  $13.013          $13.672          $12.513                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.038          $10.843           $7.917          $13.734
  Accumulation Unit Value at end of
   period                                  $12.937          $13.038          $10.843           $7.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234              302              314              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.887          $10.739           $7.857          $13.656
  Accumulation Unit Value at end of
   period                                  $12.761          $12.887          $10.739           $7.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               52               54               57
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.812          $10.687           $7.827          $13.617
  Accumulation Unit Value at end of
   period                                  $12.674          $12.812          $10.687           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               80               78               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.663          $10.584           $7.767          $13.540
  Accumulation Unit Value at end of
   period                                  $12.502          $12.663          $10.584           $7.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              154              178              217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.663          $10.584           $7.767          $13.540
  Accumulation Unit Value at end of
   period                                  $12.502          $12.663          $10.584           $7.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              154              178              217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.129          $14.353          $10.559                -
  Accumulation Unit Value at end of
   period                                  $16.870          $17.129          $14.353                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.563          $14.585          $13.380
  Accumulation Unit Value at end of
   period                                  $16.628          $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  772              617              204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.380          $14.467          $13.299
  Accumulation Unit Value at end of
   period                                  $16.395          $16.380          $14.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               57               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.952          $10.911           $9.630
  Accumulation Unit Value at end of
   period                                  $13.734          $12.952          $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              126               38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.905          $10.893           $9.627
  Accumulation Unit Value at end of
   period                                  $13.656          $12.905          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               37                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.881          $10.884           $9.625
  Accumulation Unit Value at end of
   period                                  $13.617          $12.881          $10.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               71               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.834          $10.865           $9.622
  Accumulation Unit Value at end of
   period                                  $13.540          $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              144               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.834          $10.865           $9.622
  Accumulation Unit Value at end of
   period                                  $13.540          $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              144               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

32

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.443          $10.431           $7.678          $13.425
  Accumulation Unit Value at end of
   period                                  $12.248          $12.443          $10.431           $7.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               31               31               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.022          $14.306          $10.556                -
  Accumulation Unit Value at end of
   period                                  $16.714          $17.022          $14.306                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.260          $11.996           $9.076          $11.183
  Accumulation Unit Value at end of
   period                                  $13.621          $13.260          $11.996           $9.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,605            1,691            1,725            1,515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.106          $11.881           $9.006          $11.120
  Accumulation Unit Value at end of
   period                                  $13.436          $13.106          $11.881           $9.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167              167              233              174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.030          $11.824           $8.972          $11.088
  Accumulation Unit Value at end of
   period                                  $13.345          $13.030          $11.824           $8.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              325              305              303
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.878          $11.710           $8.903          $11.026
  Accumulation Unit Value at end of
   period                                  $13.164          $12.878          $11.710           $8.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  862            1,035            1,121            1,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.878          $11.710           $8.903          $11.026
  Accumulation Unit Value at end of
   period                                  $13.164          $12.878          $11.710           $8.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  862            1,035            1,121            1,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.119          $13.781          $10.504                -
  Accumulation Unit Value at end of
   period                                  $15.415          $15.119          $13.781                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               30                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.655          $11.541           $8.801          $10.932
  Accumulation Unit Value at end of
   period                                  $12.896          $12.655          $11.541           $8.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               73               81               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.024          $13.736          $10.502                -
  Accumulation Unit Value at end of
   period                                  $15.273          $15.024          $13.736                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.763          $10.838           $9.617
  Accumulation Unit Value at end of
   period                                  $13.425          $12.763          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44              129               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.702           $9.946           $9.561
  Accumulation Unit Value at end of
   period                                  $11.183          $10.702           $9.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224              528               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.662           $9.930           $9.557
  Accumulation Unit Value at end of
   period                                  $11.120          $10.662           $9.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143              119               74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.643           $9.921           $9.556
  Accumulation Unit Value at end of
   period                                  $11.088          $10.643           $9.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220               65                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.604           $9.905           $9.552
  Accumulation Unit Value at end of
   period                                  $11.026          $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  944              552              170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.604           $9.905           $9.552
  Accumulation Unit Value at end of
   period                                  $11.026          $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  944              552              170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.545           $9.880           $9.547
  Accumulation Unit Value at end of
   period                                  $10.932          $10.545           $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               28               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.644          $10.310           $8.489          $11.687
  Accumulation Unit Value at end of
   period                                  $11.482          $11.644          $10.310           $8.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              152              182              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.509          $10.210           $8.424          $11.620
  Accumulation Unit Value at end of
   period                                  $11.326          $11.509          $10.210           $8.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               36               39               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.442          $10.161           $8.392          $11.588
  Accumulation Unit Value at end of
   period                                  $11.249          $11.442          $10.161           $8.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               33               23               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.310          $10.063           $8.327          $11.522
  Accumulation Unit Value at end of
   period                                  $11.096          $11.310          $10.063           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97              113              129              135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.310          $10.063           $8.327          $11.522
  Accumulation Unit Value at end of
   period                                  $11.096          $11.310          $10.063           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97              113              129              135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.072          $12.553          $10.414                -
  Accumulation Unit Value at end of
   period                                  $13.772          $14.072          $12.553                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.113           $9.918           $8.232          $11.424
  Accumulation Unit Value at end of
   period                                  $10.871          $11.113           $9.918           $8.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               21               21               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.984          $12.512          $10.411                -
  Accumulation Unit Value at end of
   period                                  $13.645          $13.984          $12.512                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.014          $10.697           $8.661          $12.807
  Accumulation Unit Value at end of
   period                                  $10.860          $12.014          $10.697           $8.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              326              321              411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.598           $8.598          $12.739
  Accumulation Unit Value at end of
   period                                  $10.716          $11.878          $10.598           $8.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               29               47               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.811          $10.549           $8.566          $12.705
  Accumulation Unit Value at end of
   period                                  $10.645          $11.811          $10.549           $8.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               51               50               39

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.511          $10.211           $9.642
  Accumulation Unit Value at end of
   period                                  $11.687          $11.511          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175               92               32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.469          $10.194           $9.638
  Accumulation Unit Value at end of
   period                                  $11.620          $11.469          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               22               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.448          $10.185           $9.637
  Accumulation Unit Value at end of
   period                                  $11.588          $11.448          $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               12                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.406          $10.168           $9.633
  Accumulation Unit Value at end of
   period                                  $11.522          $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              112               92
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.406          $10.168           $9.633
  Accumulation Unit Value at end of
   period                                  $11.522          $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              112               92
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.343          $10.142           $9.628
  Accumulation Unit Value at end of
   period                                  $11.424          $11.343          $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               22                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.758          $10.581          $10.000
  Accumulation Unit Value at end of
   period                                  $12.807          $11.758          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151               79               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.719          $10.567          $10.000
  Accumulation Unit Value at end of
   period                                  $12.739          $11.719          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               34               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.560          $10.000
  Accumulation Unit Value at end of
   period                                  $12.705          $11.700          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               16                4

34

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.678          $10.451           $8.504          $12.637
  Accumulation Unit Value at end of
   period                                  $10.504          $11.678          $10.451           $8.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              167              192              157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.678          $10.451           $8.504          $12.637
  Accumulation Unit Value at end of
   period                                  $10.504          $11.678          $10.451           $8.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              167              192              157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.835          $12.411          $10.124                -
  Accumulation Unit Value at end of
   period                                  $12.412          $13.835          $12.411                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.481          $10.305           $8.411          $12.537
  Accumulation Unit Value at end of
   period                                  $10.296          $11.481          $10.305           $8.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               27               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.748          $12.371          $10.122                -
  Accumulation Unit Value at end of
   period                                  $12.297          $13.748          $12.371                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.729          $10.867           $8.765          $12.486
  Accumulation Unit Value at end of
   period                                  $11.965          $12.729          $10.867           $8.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              392              361              496
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.581          $10.762           $8.698          $12.416
  Accumulation Unit Value at end of
   period                                  $11.802          $12.581          $10.762           $8.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               63               78               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.508          $10.710           $8.665          $12.381
  Accumulation Unit Value at end of
   period                                  $11.722          $12.508          $10.710           $8.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97               65               60               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.607           $8.599          $12.311
  Accumulation Unit Value at end of
   period                                  $11.562          $12.363          $10.607           $8.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              172              207              246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.607           $8.599          $12.311
  Accumulation Unit Value at end of
   period                                  $11.562          $12.363          $10.607           $8.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              172              207              246

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.661          $10.546          $10.000
  Accumulation Unit Value at end of
   period                                  $12.637          $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              118               63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.661          $10.546          $10.000
  Accumulation Unit Value at end of
   period                                  $12.637          $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              118               63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.603          $10.525          $10.000
  Accumulation Unit Value at end of
   period                                  $12.537          $11.603          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               17                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.889          $10.538           $9.508
  Accumulation Unit Value at end of
   period                                  $12.486          $11.889          $10.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              292               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.845          $10.520           $9.505
  Accumulation Unit Value at end of
   period                                  $12.416          $11.845          $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               51               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.823          $10.511           $9.503
  Accumulation Unit Value at end of
   period                                  $12.381          $11.823          $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               74               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.780          $10.493           $9.500
  Accumulation Unit Value at end of
   period                                  $12.311          $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              225              415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.780          $10.493           $9.500
  Accumulation Unit Value at end of
   period                                  $12.311          $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              225              415

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.872          $12.792          $10.396                -
  Accumulation Unit Value at end of
   period                                  $13.874          $14.872          $12.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                3                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.148          $10.454           $8.500          $12.206
  Accumulation Unit Value at end of
   period                                  $11.328          $12.148          $10.454           $8.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               53               54               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.779          $12.750          $10.393                -
  Accumulation Unit Value at end of
   period                                  $13.746          $14.779          $12.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.136           $8.772           $7.497          $11.982
  Accumulation Unit Value at end of
   period                                   $9.369          $10.136           $8.772           $7.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,105            4,886            5,527            6,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.018           $8.688           $7.439          $11.914
  Accumulation Unit Value at end of
   period                                   $9.241          $10.018           $8.688           $7.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  244              309              355              397
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.960           $8.646           $7.411          $11.880
  Accumulation Unit Value at end of
   period                                   $9.178           $9.960           $8.646           $7.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              727              798              857
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.844           $8.562           $7.354          $11.813
  Accumulation Unit Value at end of
   period                                   $9.054           $9.844           $8.562           $7.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,569            1,984            2,384            2,728
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.844           $8.562           $7.354          $11.813
  Accumulation Unit Value at end of
   period                                   $9.054           $9.844           $8.562           $7.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,569            1,984            2,384            2,728
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.776          $12.012          $10.343                -
  Accumulation Unit Value at end of
   period                                  $12.637          $13.776          $12.012                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28                5                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.673           $8.439           $7.270          $11.713
  Accumulation Unit Value at end of
   period                                   $8.870           $9.673           $8.439           $7.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              149              195              207

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.715          $10.467           $9.495
  Accumulation Unit Value at end of
   period                                  $12.206          $11.715          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               41               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.770          $10.198           $9.583
  Accumulation Unit Value at end of
   period                                  $11.982          $11.770          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,787            2,448              183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.727          $10.181           $9.580
  Accumulation Unit Value at end of
   period                                  $11.914          $11.727          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  481              349              140
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.705          $10.173           $9.578
  Accumulation Unit Value at end of
   period                                  $11.880          $11.705          $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  863              571               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.662          $10.156           $9.575
  Accumulation Unit Value at end of
   period                                  $11.813          $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,959            2,056              550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.662          $10.156           $9.575
  Accumulation Unit Value at end of
   period                                  $11.813          $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,959            2,056              550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.598          $10.130           $9.570
  Accumulation Unit Value at end of
   period                                  $11.713          $11.598          $10.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              179               68

36

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.689          $11.972          $10.340                -
  Accumulation Unit Value at end of
   period                                  $12.521          $13.689          $11.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                1                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.189           $9.486           $6.686          $12.504
  Accumulation Unit Value at end of
   period                                   $9.889          $10.189           $9.486           $6.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,965            2,368            2,536            2,816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.070           $9.394           $6.635          $12.433
  Accumulation Unit Value at end of
   period                                   $9.755          $10.070           $9.394           $6.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              254              318              356
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.012           $9.349           $6.610          $12.398
  Accumulation Unit Value at end of
   period                                   $9.688          $10.012           $9.349           $6.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321              347              397              418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.896           $9.259           $6.559          $12.328
  Accumulation Unit Value at end of
   period                                   $9.557           $9.896           $9.259           $6.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,050            1,367            1,523            1,718
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.896           $9.259           $6.559          $12.328
  Accumulation Unit Value at end of
   period                                   $9.557           $9.896           $9.259           $6.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,050            1,367            1,523            1,718
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.409          $14.454          $10.265                -
  Accumulation Unit Value at end of
   period                                  $14.844          $15.409          $14.454                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               11                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.724           $9.126           $6.484          $12.223
  Accumulation Unit Value at end of
   period                                   $9.363           $9.724           $9.126           $6.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153              190              210              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.313          $14.407          $10.262                -
  Accumulation Unit Value at end of
   period                                  $14.707          $15.313          $14.407                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                3                1                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.655          $11.114           $8.104          $13.801
  Accumulation Unit Value at end of
   period                                  $11.392          $12.655          $11.114           $8.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,674            5,688            6,438            7,095

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.159          $10.530           $9.696
  Accumulation Unit Value at end of
   period                                  $12.504          $11.159          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,064              973              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.118          $10.512           $9.693
  Accumulation Unit Value at end of
   period                                  $12.433          $11.118          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              283              134
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.097          $10.504           $9.691
  Accumulation Unit Value at end of
   period                                  $12.398          $11.097          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  254              151               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.057          $10.486           $9.688
  Accumulation Unit Value at end of
   period                                  $12.328          $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,409            1,133              542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.057          $10.486           $9.688
  Accumulation Unit Value at end of
   period                                  $12.328          $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,409            1,133              542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.996          $10.460           $9.683
  Accumulation Unit Value at end of
   period                                  $12.223          $10.996          $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              186              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.219          $11.445           $9.607
  Accumulation Unit Value at end of
   period                                  $13.801          $13.219          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,504            3,030              344

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.508          $11.007           $8.042          $13.723
  Accumulation Unit Value at end of
   period                                  $11.238          $12.508          $11.007           $8.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  297              408              487              563
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.435          $10.954           $8.011          $13.684
  Accumulation Unit Value at end of
   period                                  $11.161          $12.435          $10.954           $8.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  732              747              813              856
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.291          $10.848           $7.950          $13.606
  Accumulation Unit Value at end of
   period                                  $11.009          $12.291          $10.848           $7.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,207            2,850            3,440            3,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.291          $10.848           $7.950          $13.606
  Accumulation Unit Value at end of
   period                                  $11.009          $12.291          $10.848           $7.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,207            2,850            3,440            3,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.381          $14.495          $10.648                -
  Accumulation Unit Value at end of
   period                                  $14.636          $16.381          $14.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               17               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.078          $10.692           $7.859          $13.491
  Accumulation Unit Value at end of
   period                                  $10.786          $12.078          $10.692           $7.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              213              243              253
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.279          $14.447          $10.646                -
  Accumulation Unit Value at end of
   period                                  $14.501          $16.279          $14.447                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.451           $9.168           $7.278          $12.051
  Accumulation Unit Value at end of
   period                                  $10.252          $10.451           $9.168           $7.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              247              283              403
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.329           $9.080           $7.223          $11.982
  Accumulation Unit Value at end of
   period                                  $10.113          $10.329           $9.080           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               27               37               41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.269           $9.036           $7.195          $11.948
  Accumulation Unit Value at end of
   period                                  $10.044          $10.269           $9.036           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               35               38               40

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.171          $11.426           $9.604
  Accumulation Unit Value at end of
   period                                  $13.723          $13.171          $11.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  635              500              198
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.147          $11.417           $9.602
  Accumulation Unit Value at end of
   period                                  $13.684          $13.147          $11.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  874              497               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.098          $11.397           $9.599
  Accumulation Unit Value at end of
   period                                  $13.606          $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,104            2,945              833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.098          $11.397           $9.599
  Accumulation Unit Value at end of
   period                                  $13.606          $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,104            2,945              833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.026          $11.369           $9.594
  Accumulation Unit Value at end of
   period                                  $13.491          $13.026          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              207               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.757          $10.410           $9.592
  Accumulation Unit Value at end of
   period                                  $12.051          $11.757          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  439              202               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.714          $10.393           $9.589
  Accumulation Unit Value at end of
   period                                  $11.982          $11.714          $10.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               35               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.692          $10.384           $9.587
  Accumulation Unit Value at end of
   period                                  $11.948          $11.692          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               33                5

38

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.150           $8.949           $7.140          $11.881
  Accumulation Unit Value at end of
   period                                   $9.908          $10.150           $8.949           $7.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              132              144              191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.150           $8.949           $7.140          $11.881
  Accumulation Unit Value at end of
   period                                   $9.908          $10.150           $8.949           $7.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              132              144              191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.716          $13.007          $10.404                -
  Accumulation Unit Value at end of
   period                                  $14.329          $14.716          $13.007                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.974           $8.820           $7.058          $11.780
  Accumulation Unit Value at end of
   period                                   $9.707           $9.974           $8.820           $7.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               42               46               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.624          $12.965          $10.401                -
  Accumulation Unit Value at end of
   period                                  $14.197          $14.624          $12.965                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET SMALL &
 MID-CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.873           $9.804           $7.278          $11.929
  Accumulation Unit Value at end of
   period                                  $11.406          $11.873           $9.804           $7.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,651            3,047            3,405            3,795
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.735           $9.710           $7.222          $11.861
  Accumulation Unit Value at end of
   period                                  $11.251          $11.735           $9.710           $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  299              395              494              575
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.667           $9.663           $7.194          $11.827
  Accumulation Unit Value at end of
   period                                  $11.175          $11.667           $9.663           $7.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  382              400              438              499
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.532           $9.570           $7.139          $11.760
  Accumulation Unit Value at end of
   period                                  $11.023          $11.532           $9.570           $7.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,675            2,125            2,551            2,834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.532           $9.570           $7.139          $11.760
  Accumulation Unit Value at end of
   period                                  $11.023          $11.532           $9.570           $7.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,675            2,125            2,551            2,834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.354          $14.438          $10.798                -
  Accumulation Unit Value at end of
   period                                  $16.547          $17.354          $14.438                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               14                2                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.649          $10.366           $9.584
  Accumulation Unit Value at end of
   period                                  $11.881          $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              210               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.649          $10.366           $9.584
  Accumulation Unit Value at end of
   period                                  $11.881          $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              210               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.585          $10.340           $9.579
  Accumulation Unit Value at end of
   period                                  $11.780          $11.585          $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               27               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET SMALL &
 MID-CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.292          $10.893           $9.300
  Accumulation Unit Value at end of
   period                                  $11.929          $12.292          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,542            2,022              320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.247          $10.875           $9.297
  Accumulation Unit Value at end of
   period                                  $11.861          $12.247          $10.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  588              522              180
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.224          $10.866           $9.295
  Accumulation Unit Value at end of
   period                                  $11.827          $12.224          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  473              313               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.179          $10.848           $9.292
  Accumulation Unit Value at end of
   period                                  $11.760          $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,792            2,402              793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.179          $10.848           $9.292
  Accumulation Unit Value at end of
   period                                  $11.760          $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,792            2,402              793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.331           $9.432           $7.058          $11.661
  Accumulation Unit Value at end of
   period                                  $10.799          $11.331           $9.432           $7.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              243              278              314
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.245          $14.391          $10.795                -
  Accumulation Unit Value at end of
   period                                  $16.394          $17.245          $14.391                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                1                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.488           $7.582           $5.825          $11.654
  Accumulation Unit Value at end of
   period                                   $9.415           $9.488           $7.582           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  186              143              111              109
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.378           $7.509           $5.780          $11.588
  Accumulation Unit Value at end of
   period                                   $9.288           $9.378           $7.509           $5.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               31               33               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.323           $7.472           $5.758          $11.555
  Accumulation Unit Value at end of
   period                                   $9.224           $9.323           $7.472           $5.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  186              102               16               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.215           $7.400           $5.714          $11.490
  Accumulation Unit Value at end of
   period                                   $9.099           $9.215           $7.400           $5.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               83               56               66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.215           $7.400           $5.714          $11.490
  Accumulation Unit Value at end of
   period                                   $9.099           $9.215           $7.400           $5.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               83               56               66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.614          $13.376          $10.354                -
  Accumulation Unit Value at end of
   period                                  $16.364          $16.614          $13.376                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                6                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.055           $7.294           $5.649          $11.392
  Accumulation Unit Value at end of
   period                                   $8.914           $9.055           $7.294           $5.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               13               11               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.510          $13.332          $10.351                -
  Accumulation Unit Value at end of
   period                                  $16.213          $16.510          $13.332                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.113          $10.821           $9.287
  Accumulation Unit Value at end of
   period                                  $11.661          $12.113          $10.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              264               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.168          $11.049           $9.483
  Accumulation Unit Value at end of
   period                                  $11.654          $11.168          $11.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               49                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.127          $11.031           $9.480
  Accumulation Unit Value at end of
   period                                  $11.588          $11.127          $11.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               23                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.106          $11.022           $9.478
  Accumulation Unit Value at end of
   period                                  $11.555          $11.106          $11.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.065          $11.003           $9.475
  Accumulation Unit Value at end of
   period                                  $11.490          $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               48               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.065          $11.003           $9.475
  Accumulation Unit Value at end of
   period                                  $11.490          $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               48               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.005          $10.975           $9.470
  Accumulation Unit Value at end of
   period                                  $11.392          $11.005          $10.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

40

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.903          $18.852          $12.330          $18.109
  Accumulation Unit Value at end of
   period                                  $19.920          $20.903          $18.852          $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,049            1,271            1,667              939
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.196          $14.636           $9.592          $14.116
  Accumulation Unit Value at end of
   period                                  $15.403          $16.196          $14.636           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117              153              159              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.433          $14.865           $9.752          $14.366
  Accumulation Unit Value at end of
   period                                  $15.613          $16.433          $14.865           $9.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              252              322              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.042          $18.165          $11.940          $17.625
  Accumulation Unit Value at end of
   period                                  $19.004          $20.042          $18.165          $11.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  479              597              684              566
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.042          $18.165          $11.940          $17.625
  Accumulation Unit Value at end of
   period                                  $19.004          $20.042          $18.165          $11.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  479              597              684              566
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.431          $15.838          $10.437                -
  Accumulation Unit Value at end of
   period                                  $16.487          $17.431          $15.838                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               10                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.714          $14.285           $9.418          $13.944
  Accumulation Unit Value at end of
   period                                  $14.855          $15.714          $14.285           $9.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               36               48               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.322          $15.786          $10.434                -
  Accumulation Unit Value at end of
   period                                  $16.334          $17.322          $15.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                1                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.509          $13.092          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.553          $14.509          $13.092                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              186              171                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.448          $13.063          $10.436                -
  Accumulation Unit Value at end of
   period                                  $14.463          $14.448          $13.063                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               34               34                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.671          $16.893          $16.626
  Accumulation Unit Value at end of
   period                                  $18.109          $17.671          $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  917              366               90
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.802          $13.221          $13.029
  Accumulation Unit Value at end of
   period                                  $14.116          $13.802          $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              100               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.060          $13.481          $13.295
  Accumulation Unit Value at end of
   period                                  $14.366          $14.060          $13.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167               49               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.285          $16.607          $16.399
  Accumulation Unit Value at end of
   period                                  $17.625          $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              342              147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.285          $16.607          $16.399
  Accumulation Unit Value at end of
   period                                  $17.625          $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              342              147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.716          $13.218          $13.078
  Accumulation Unit Value at end of
   period                                  $13.944          $13.716          $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               17               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.418          $13.049          $10.435                -
  Accumulation Unit Value at end of
   period                                  $14.418          $14.418          $13.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               15               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.357          $13.021          $10.433                -
  Accumulation Unit Value at end of
   period                                  $14.329          $14.357          $13.021                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               92              104                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.357          $13.021          $10.433                -
  Accumulation Unit Value at end of
   period                                  $14.329          $14.357          $13.021                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               92              104                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.282          $12.985          $10.430                -
  Accumulation Unit Value at end of
   period                                  $14.219          $14.282          $12.985                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.267          $12.978          $10.430                -
  Accumulation Unit Value at end of
   period                                  $14.197          $14.267          $12.978                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               21               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.193          $12.942          $10.427                -
  Accumulation Unit Value at end of
   period                                  $14.087          $14.193          $12.942                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.445           $9.577           $7.746          $13.278
  Accumulation Unit Value at end of
   period                                  $10.564          $10.445           $9.577           $7.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              378              406              474
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.924          $10.036           $8.134          $13.971
  Accumulation Unit Value at end of
   period                                  $11.026          $10.924          $10.036           $8.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               46               46               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.884           $9.090           $7.374          $12.680
  Accumulation Unit Value at end of
   period                                   $9.967           $9.884           $9.090           $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               44               46               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.014           $9.228           $7.501          $12.924
  Accumulation Unit Value at end of
   period                                  $10.078          $10.014           $9.228           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              126              141              153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.014           $9.228           $7.501          $12.924
  Accumulation Unit Value at end of
   period                                  $10.078          $10.014           $9.228           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              126              141              153

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.365          $12.134          $11.639
  Accumulation Unit Value at end of
   period                                  $13.278          $13.365          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  515              210               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.090          $12.818          $12.311
  Accumulation Unit Value at end of
   period                                  $13.971          $14.090          $12.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152               66               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.801          $11.657          $11.203
  Accumulation Unit Value at end of
   period                                  $12.680          $12.801          $11.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.073          $11.929          $11.480
  Accumulation Unit Value at end of
   period                                  $12.924          $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  480              320               56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.073          $11.929          $11.480
  Accumulation Unit Value at end of
   period                                  $12.924          $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  480              320               56

42

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.735          $12.688          $10.340                -
  Accumulation Unit Value at end of
   period                                  $13.787          $13.735          $12.688                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.452           $8.735           $7.122          $12.307
  Accumulation Unit Value at end of
   period                                   $9.483           $9.452           $8.735           $7.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               22               48               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.649          $12.646          $10.337                -
  Accumulation Unit Value at end of
   period                                  $13.660          $13.649          $12.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $36.392          $32.243          $24.232          $36.928
  Accumulation Unit Value at end of
   period                                  $35.664          $36.392          $32.243          $24.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              162              151              171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.898           $9.675           $7.286          $11.125
  Accumulation Unit Value at end of
   period                                  $10.659          $10.898           $9.675           $7.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               72               62               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.306          $10.047           $7.573          $11.576
  Accumulation Unit Value at end of
   period                                  $11.047          $11.306          $10.047           $7.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99              104              106               89
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $34.892          $31.068          $23.466          $35.941
  Accumulation Unit Value at end of
   period                                  $34.024          $34.892          $31.068          $23.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               58               67               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $34.892          $31.068          $23.466          $35.941
  Accumulation Unit Value at end of
   period                                  $34.024          $34.892          $31.068          $23.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               58               67               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.797          $10.447                -
  Accumulation Unit Value at end of
   period                                  $15.034          $15.457          $13.797                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.811           $9.655           $7.314          $11.237
  Accumulation Unit Value at end of
   period                                  $10.510          $10.811           $9.655           $7.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               25               30               47

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.487          $11.428          $11.020
  Accumulation Unit Value at end of
   period                                  $12.307          $12.487          $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               73               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $36.452          $32.820          $30.837
  Accumulation Unit Value at end of
   period                                  $36.928          $36.452          $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164               85               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.004           $9.927           $9.340
  Accumulation Unit Value at end of
   period                                  $11.125          $11.004           $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               24                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.462          $10.351           $9.744
  Accumulation Unit Value at end of
   period                                  $11.576          $11.462          $10.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $35.656          $32.264          $30.415
  Accumulation Unit Value at end of
   period                                  $35.941          $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               50               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $35.656          $32.264          $30.415
  Accumulation Unit Value at end of
   period                                  $35.941          $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               50               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.181          $10.148           $9.585
  Accumulation Unit Value at end of
   period                                  $11.237          $11.181          $10.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               55               32

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.360          $13.752          $10.444                -
  Accumulation Unit Value at end of
   period                                  $14.895          $15.360          $13.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $46.379          $41.203          $32.252          $53.461
  Accumulation Unit Value at end of
   period                                  $43.524          $46.379          $41.203          $32.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               37               39               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.168           $9.941           $7.797          $12.951
  Accumulation Unit Value at end of
   period                                  $10.460          $11.168           $9.941           $7.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               21               20               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.871           $8.796           $6.906          $11.481
  Accumulation Unit Value at end of
   period                                   $9.236           $9.871           $8.796           $6.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               40               39               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $44.467          $39.702          $31.233          $52.033
  Accumulation Unit Value at end of
   period                                  $41.521          $44.467          $39.702          $31.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               21               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $44.467          $39.702          $31.233          $52.033
  Accumulation Unit Value at end of
   period                                  $41.521          $44.467          $39.702          $31.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               21               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.527          $13.003          $10.255                -
  Accumulation Unit Value at end of
   period                                  $13.531          $14.527          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.439           $8.453           $6.670          $11.145
  Accumulation Unit Value at end of
   period                                   $8.787           $9.439           $8.453           $6.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               16               16               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.436          $12.960          $10.252                -
  Accumulation Unit Value at end of
   period                                  $13.405          $14.436          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.752          $17.318          $14.119          $25.598
  Accumulation Unit Value at end of
   period                                  $15.329          $18.752          $17.318          $14.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,218            1,316            1,424            1,619

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $57.815          $50.684          $47.143
  Accumulation Unit Value at end of
   period                                  $53.461          $57.815          $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               18                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.034          $12.327          $11.482
  Accumulation Unit Value at end of
   period                                  $12.951          $14.034          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               19                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.454          $10.950          $10.206
  Accumulation Unit Value at end of
   period                                  $11.481          $12.454          $10.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               17                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $56.552          $49.825          $46.499
  Accumulation Unit Value at end of
   period                                  $52.033          $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               22               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $56.552          $49.825          $46.499
  Accumulation Unit Value at end of
   period                                  $52.033          $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               22               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.149          $10.736          $10.039
  Accumulation Unit Value at end of
   period                                  $11.145          $12.149          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               22               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.003          $19.096          $16.749
  Accumulation Unit Value at end of
   period                                  $25.598          $24.003          $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,496              970              222

44

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.004           $7.407           $6.051          $10.992
  Accumulation Unit Value at end of
   period                                   $6.530           $8.004           $7.407           $6.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  470              505              602              728
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.939           $9.206           $7.528          $13.690
  Accumulation Unit Value at end of
   period                                   $8.100           $9.939           $9.206           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  400              380              403              488
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.979          $16.687          $13.673          $24.914
  Accumulation Unit Value at end of
   period                                  $14.624          $17.979          $16.687          $13.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  882            1,001            1,163            1,346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.979          $16.687          $13.673          $24.914
  Accumulation Unit Value at end of
   period                                  $14.624          $17.979          $16.687          $13.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  882            1,001            1,163            1,346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.982          $13.010          $10.687                -
  Accumulation Unit Value at end of
   period                                  $11.344          $13.982          $13.010                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29                8                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.503           $8.847           $7.271          $13.288
  Accumulation Unit Value at end of
   period                                   $7.706           $9.503           $8.847           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238              254              283              327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.894          $12.967          $10.684                -
  Accumulation Unit Value at end of
   period                                  $11.239          $13.894          $12.967                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                1                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.780           $6.431           $5.178           $9.748
  Accumulation Unit Value at end of
   period                                   $5.752           $6.780           $6.431           $5.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               15               14               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.735           $6.401           $5.165           $9.743
  Accumulation Unit Value at end of
   period                                   $5.703           $6.735           $6.401           $5.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                5                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.713           $6.387           $5.158           $9.740
  Accumulation Unit Value at end of
   period                                   $5.679           $6.713           $6.387           $5.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               13               11               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.669           $6.358           $5.145           $9.735
  Accumulation Unit Value at end of
   period                                   $5.630           $6.669           $6.358           $5.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               31                9                8

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.328           $8.233           $7.231
  Accumulation Unit Value at end of
   period                                  $10.992          $10.328           $8.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  692              658              324
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.875          $10.274           $9.029
  Accumulation Unit Value at end of
   period                                  $13.690          $12.875          $10.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  468              337               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $23.478          $18.773          $16.520
  Accumulation Unit Value at end of
   period                                  $24.914          $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,317            1,177              552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.478          $18.773          $16.520
  Accumulation Unit Value at end of
   period                                  $24.914          $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,317            1,177              552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.560          $10.073           $8.882
  Accumulation Unit Value at end of
   period                                  $13.288          $12.560          $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  322              283              140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.864                -                -
  Accumulation Unit Value at end of
   period                                   $9.748                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.861                -                -
  Accumulation Unit Value at end of
   period                                   $9.743                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.860                -                -
  Accumulation Unit Value at end of
   period                                   $9.740                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.857                -                -
  Accumulation Unit Value at end of
   period                                   $9.735                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.669           $6.358           $5.145           $9.735
  Accumulation Unit Value at end of
   period                                   $5.630           $6.669           $6.358           $5.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               31                9                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.858          $13.244          $10.745                -
  Accumulation Unit Value at end of
   period                                  $11.670          $13.858          $13.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.604           $6.314           $5.125           $9.726
  Accumulation Unit Value at end of
   period                                   $5.559           $6.604           $6.314           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                6                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.772          $13.201          $10.742                -
  Accumulation Unit Value at end of
   period                                  $11.563          $13.772          $13.201                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.716           $7.774           $6.038          $10.150
  Accumulation Unit Value at end of
   period                                   $8.581           $8.716           $7.774           $6.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,028            2,342            2,234            2,480
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.970           $5.336           $4.153           $6.994
  Accumulation Unit Value at end of
   period                                   $5.866           $5.970           $5.336           $4.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157              194              212              240
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.404           $5.729           $4.463           $7.525
  Accumulation Unit Value at end of
   period                                   $6.286           $6.404           $5.729           $4.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  352              407              472              486
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.357           $7.491           $5.848           $9.879
  Accumulation Unit Value at end of
   period                                   $8.186           $8.357           $7.491           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  717              890              934            1,086
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.357           $7.491           $5.848           $9.879
  Accumulation Unit Value at end of
   period                                   $8.186           $8.357           $7.491           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  717              890              934            1,086
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.479          $13.011          $10.182                -
  Accumulation Unit Value at end of
   period                                  $14.148          $14.479          $13.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               10                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.124           $5.506           $4.311           $7.304
  Accumulation Unit Value at end of
   period                                   $5.981           $6.124           $5.506           $4.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              108              119              129

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.857                -                -
  Accumulation Unit Value at end of
   period                                   $9.735                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.853                -                -
  Accumulation Unit Value at end of
   period                                   $9.726                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.876           $9.700           $8.601
  Accumulation Unit Value at end of
   period                                  $10.150          $10.876           $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,194              207               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.509           $6.711           $5.958
  Accumulation Unit Value at end of
   period                                   $6.994           $7.509           $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               47               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.087           $7.235           $6.428
  Accumulation Unit Value at end of
   period                                   $7.525           $8.087           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.638           $9.535           $8.483
  Accumulation Unit Value at end of
   period                                   $9.879          $10.638           $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  525              105               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.638           $9.535           $8.483
  Accumulation Unit Value at end of
   period                                   $9.879          $10.638           $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  525              105               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.890           $7.093           $6.323
  Accumulation Unit Value at end of
   period                                   $7.304           $7.890           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               17               14

46

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.388          $12.969          $10.179                -
  Accumulation Unit Value at end of
   period                                  $14.017          $14.388          $12.969                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.378          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.562          $12.378                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               51                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.369          $10.726                -                -
  Accumulation Unit Value at end of
   period                                  $11.531          $12.369                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               22                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.365          $10.725                -                -
  Accumulation Unit Value at end of
   period                                  $11.516          $12.365                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.357          $10.723                -                -
  Accumulation Unit Value at end of
   period                                  $11.485          $12.357                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.357          $10.723                -                -
  Accumulation Unit Value at end of
   period                                  $11.485          $12.357                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.346          $10.721                -                -
  Accumulation Unit Value at end of
   period                                  $11.446          $12.346                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.344          $10.721                -                -
  Accumulation Unit Value at end of
   period                                  $11.438          $12.344                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               12                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.333          $10.719                -                -
  Accumulation Unit Value at end of
   period                                  $11.400          $12.333                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.552          $17.383          $13.429          $22.504
  Accumulation Unit Value at end of
   period                                  $20.208          $21.552          $17.383          $13.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  653              831              961            1,037

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $26.199          $22.697          $19.908
  Accumulation Unit Value at end of
   period                                  $22.504          $26.199          $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,189              721              138

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.832          $16.027          $12.406          $20.832
  Accumulation Unit Value at end of
   period                                  $18.557          $19.832          $16.027          $12.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              145              183              205
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.853          $15.251          $11.818          $19.863
  Accumulation Unit Value at end of
   period                                  $17.624          $18.853          $15.251          $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              135              131              151
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.664          $16.750          $13.005          $21.902
  Accumulation Unit Value at end of
   period                                  $19.278          $20.664          $16.750          $13.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521              681              829              924
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.664          $16.750          $13.005          $21.902
  Accumulation Unit Value at end of
   period                                  $19.278          $20.664          $16.750          $13.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521              681              829              924
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.925          $13.754          $10.705                -
  Accumulation Unit Value at end of
   period                                  $15.751          $16.925          $13.754                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                7                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.027          $14.656          $11.414          $19.281
  Accumulation Unit Value at end of
   period                                  $16.767          $18.027          $14.656          $11.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              118              136              149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.819          $13.709          $10.702                -
  Accumulation Unit Value at end of
   period                                  $15.605          $16.819          $13.709                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $66.516          $55.951          $34.689          $55.979
  Accumulation Unit Value at end of
   period                                  $53.775          $66.516          $55.951          $34.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               53               76                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.682           $5.632           $3.498           $5.657
  Accumulation Unit Value at end of
   period                                   $5.391           $6.682           $5.632           $3.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123               99              132               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.242           $6.954           $4.324           $6.999
  Accumulation Unit Value at end of
   period                                   $6.643           $8.242           $6.954           $4.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91              120              235                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $63.774          $53.913          $33.592          $54.483
  Accumulation Unit Value at end of
   period                                  $51.301          $63.774          $53.913          $33.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               27               73               11

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.301          $21.094          $18.527
  Accumulation Unit Value at end of
   period                                  $20.832          $24.301          $21.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  226              206               86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $23.195          $20.154          $17.713
  Accumulation Unit Value at end of
   period                                  $19.863          $23.195          $20.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              144               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $25.627          $22.312          $19.636
  Accumulation Unit Value at end of
   period                                  $21.902          $25.627          $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,059            1,003              450
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.627          $22.312          $19.636
  Accumulation Unit Value at end of
   period                                  $21.902          $25.627          $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,059            1,003              450
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.627          $19.760          $17.424
  Accumulation Unit Value at end of
   period                                  $19.281          $22.627          $19.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              187               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $53.906          $51.952          $46.089
  Accumulation Unit Value at end of
   period                                  $55.979          $53.906          $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.458           $5.271           $4.682
  Accumulation Unit Value at end of
   period                                   $5.657           $5.458           $5.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.760           $6.535           $5.809
  Accumulation Unit Value at end of
   period                                   $6.999           $6.760           $6.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $52.728          $51.072          $45.459
  Accumulation Unit Value at end of
   period                                  $54.483          $52.728          $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13                7

48

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $63.774          $53.913          $33.592          $54.483
  Accumulation Unit Value at end of
   period                                  $51.301          $63.774          $53.913          $33.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               27               73               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.840          $16.815          $10.503                -
  Accumulation Unit Value at end of
   period                                  $15.920          $19.840          $16.815                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.881           $6.683           $4.176           $6.794
  Accumulation Unit Value at end of
   period                                   $6.321           $7.881           $6.683           $4.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               37               77               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.716          $16.760          $10.500                -
  Accumulation Unit Value at end of
   period                                  $15.773          $19.716          $16.760                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
VAN KAMPEN - UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.763          $16.029           $9.574          $22.490
  Accumulation Unit Value at end of
   period                                  $15.098          $18.763          $16.029           $9.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  965            1,197            1,193            1,129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.546          $15.875           $9.501          $22.363
  Accumulation Unit Value at end of
   period                                  $14.893          $18.546          $15.875           $9.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  116              161              193              151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.438          $15.798           $9.464          $22.299
  Accumulation Unit Value at end of
   period                                  $14.791          $18.438          $15.798           $9.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  254              320              360              301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.224          $15.646           $9.392          $22.173
  Accumulation Unit Value at end of
   period                                  $14.591          $18.224          $15.646           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  563              805              975              804
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.224          $15.646           $9.392          $22.173
  Accumulation Unit Value at end of
   period                                  $14.591          $18.224          $15.646           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  563              805              975              804
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.616          $17.744          $10.678                -
  Accumulation Unit Value at end of
   period                                  $16.465          $20.616          $17.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               19                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.908          $15.421           $9.284          $21.986
  Accumulation Unit Value at end of
   period                                  $14.294          $17.908          $15.421           $9.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               90              134              122

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $52.728          $51.072          $45.459
  Accumulation Unit Value at end of
   period                                  $54.483          $52.728          $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.595           $6.407           $5.714
  Accumulation Unit Value at end of
   period                                   $6.794           $6.595           $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               15               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
VAN KAMPEN - UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.270          $12.052           $9.032
  Accumulation Unit Value at end of
   period                                  $22.490          $16.270          $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  859              360              110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.210          $12.032           $9.029
  Accumulation Unit Value at end of
   period                                  $22.363          $16.210          $12.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152               90               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.180          $12.022           $9.027
  Accumulation Unit Value at end of
   period                                  $22.299          $16.180          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  317              195               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.121          $12.002           $9.024
  Accumulation Unit Value at end of
   period                                  $22.173          $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  818              581              162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.121          $12.002           $9.024
  Accumulation Unit Value at end of
   period                                  $22.173          $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  818              581              162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.032          $11.972           $9.020
  Accumulation Unit Value at end of
   period                                  $21.986          $16.032          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              123               82

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.487          $17.686          $10.675                -
  Accumulation Unit Value at end of
   period                                  $16.313          $20.487          $17.686                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                1                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.044          $12.325           $7.958          $15.205
  Accumulation Unit Value at end of
   period                                  $14.656          $16.044          $12.325           $7.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  752              730              639              770
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.857          $12.206           $7.897          $15.119
  Accumulation Unit Value at end of
   period                                  $14.457          $15.857          $12.206           $7.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               78               93               89
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.765          $12.147           $7.867          $15.076
  Accumulation Unit Value at end of
   period                                  $14.359          $15.765          $12.147           $7.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  239              230              251              241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.582          $12.030           $7.807          $14.991
  Accumulation Unit Value at end of
   period                                  $14.164          $15.582          $12.030           $7.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  307              441              564              573
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.582          $12.030           $7.807          $14.991
  Accumulation Unit Value at end of
   period                                  $14.164          $15.582          $12.030           $7.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  307              441              564              573
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.419          $15.804          $10.281                -
  Accumulation Unit Value at end of
   period                                  $18.513          $20.419          $15.804                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               17                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.312          $11.857           $7.717          $14.864
  Accumulation Unit Value at end of
   period                                  $13.876          $15.312          $11.857           $7.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               41               58               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.291          $15.752          $10.278                -
  Accumulation Unit Value at end of
   period                                  $18.343          $20.291          $15.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.601          $11.732           $9.494
  Accumulation Unit Value at end of
   period                                  $15.205          $12.601          $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  400              135               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.554          $11.712           $9.491
  Accumulation Unit Value at end of
   period                                  $15.119          $12.554          $11.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               37               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.531          $11.703           $9.489
  Accumulation Unit Value at end of
   period                                  $15.076          $12.531          $11.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  276               48                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.485          $11.683           $9.486
  Accumulation Unit Value at end of
   period                                  $14.991          $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              172               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.485          $11.683           $9.486
  Accumulation Unit Value at end of
   period                                  $14.991          $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              172               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.417          $11.654           $9.481
  Accumulation Unit Value at end of
   period                                  $14.864          $12.417          $11.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147               67               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012, except for Note 7 as to which the date is December 28, 2012

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,644,872                 14,367,096
                                      =============             ==============
  Cost                                  $80,425,322               $297,554,627
                                      =============             ==============
  Market value                          $71,764,614               $163,784,892
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                        7,552                    125,144
 Other assets                                     1                         --
                                      -------------             --------------
 Total assets                            71,772,167                163,910,036
                                      -------------             --------------
LIABILITIES:
 Due to Sponsor Company                       7,552                    125,144
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                          1
                                      -------------             --------------
 Total liabilities                            7,552                    125,145
                                      -------------             --------------
NET ASSETS:
 For contract liabilities               $71,764,615               $163,784,891
                                      =============             ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,645,785                 21,676,968
 Minimum unit fair value #*               $8.992120                  $4.825913
 Maximum unit fair value #*              $13.374202                 $11.459299
 Contract liability                     $71,764,615               $163,707,584
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                   --                      9,969
 Minimum unit fair value #*                      --                  $7.545145
 Maximum unit fair value #*                      --                  $7.996803
 Contract liability                              --                    $77,307

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,928,941                  9,932,386                   799,976
                                     =============             ==============             =============
  Cost                                 $34,115,685               $134,835,362               $16,888,355
                                     =============             ==============             =============
  Market value                         $29,667,106                $92,172,543               $11,943,638
 Due from Sponsor Company                    9,975                         --                        --
 Receivable from fund shares
  sold                                          --                     62,869                    19,746
 Other assets                                    2                         --                        --
                                     -------------             --------------             -------------
 Total assets                           29,677,083                 92,235,412                11,963,384
                                     -------------             --------------             -------------
LIABILITIES:
 Due to Sponsor Company                         --                     62,869                    19,746
 Payable for fund shares
  purchased                                  9,975                         --                        --
 Other liabilities                              --                          3                         2
                                     -------------             --------------             -------------
 Total liabilities                           9,975                     62,872                    19,748
                                     -------------             --------------             -------------
NET ASSETS:
 For contract liabilities              $29,667,108                $92,172,540               $11,943,636
                                     =============             ==============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      2,503,110                 11,047,169                 1,789,987
 Minimum unit fair value #*             $11.113375                  $7.832687                 $6.403907
 Maximum unit fair value #*             $17.239024                 $12.933791                $13.514434
 Contract liability                    $29,645,994                $92,119,970               $11,943,636
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          1,738                      6,172                        --
 Minimum unit fair value #*             $12.146519                  $8.301578                        --
 Maximum unit fair value #*             $12.146519                  $8.561039                        --
 Contract liability                        $21,114                    $52,570                        --

                                    INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                     GOVERNMENT                  HIGH                INTERNATIONAL
                                   SECURITIES FUND            YIELD FUND              GROWTH FUND
                                 SUB-ACCOUNT (A)(B)       SUB-ACCOUNT (A)(C)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,737,150                3,323,210                 36,372
                                    =============            =============            ===========
  Cost                                $20,199,915              $17,370,689               $800,200
                                    =============            =============            ===========
  Market value                        $21,523,291              $16,748,982               $948,572
 Due from Sponsor Company                      --                       --                     --
 Receivable from fund shares
  sold                                      2,729                    2,669                    137
 Other assets                                  --                        2                     --
                                    -------------            -------------            -----------
 Total assets                          21,526,020               16,751,653                948,709
                                    -------------            -------------            -----------
LIABILITIES:
 Due to Sponsor Company                     2,729                    2,669                    137
 Payable for fund shares
  purchased                                    --                       --                     --
 Other liabilities                              1                       --                     --
                                    -------------            -------------            -----------
 Total liabilities                          2,730                    2,669                    137
                                    -------------            -------------            -----------
NET ASSETS:
 For contract liabilities             $21,523,290              $16,748,984               $948,572
                                    =============            =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,043,418                1,721,265                107,756
 Minimum unit fair value #*            $10.470217                $9.619164              $8.710644
 Maximum unit fair value #*            $10.582701                $9.737940              $8.811351
 Contract liability                   $21,523,290              $16,692,748               $948,572
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                    5,779                     --
 Minimum unit fair value #*                    --                $9.722541                     --
 Maximum unit fair value #*                    --                $9.737940                     --
 Contract liability                            --                  $56,236                     --

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.            AMERICAN FUNDS
                                       DIVIDEND                  GLOBAL
                                      GROWTH FUND              GROWTH FUND
                                  SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,560,729                1,972,528
                                     =============            =============
  Cost                                 $69,321,201              $31,136,057
                                     =============            =============
  Market value                         $63,991,763              $38,050,063
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      34,049                   20,505
 Other assets                                    2                       --
                                     -------------            -------------
 Total assets                           64,025,814               38,070,568
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     34,049                   20,505
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        1
                                     -------------            -------------
 Total liabilities                          34,049                   20,506
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $63,991,765              $38,050,062
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,523,095                3,393,901
 Minimum unit fair value #*              $9.574800                $1.600797
 Maximum unit fair value #*              $9.712980               $15.180024
 Contract liability                    $63,221,226              $38,032,425
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              79,399                    1,308
 Minimum unit fair value #*              $9.677797                $1.600797
 Maximum unit fair value #*              $9.712980               $15.180024
 Contract liability                       $770,539                  $17,637

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND       INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,862,500                 5,421,298                4,718,118
                                    ==============            ==============            =============
  Cost                                $181,344,753              $174,863,441              $68,359,572
                                    ==============            ==============            =============
  Market value                        $199,614,008              $179,282,341              $71,526,670
 Due from Sponsor Company                       --                        --                       --
 Receivable from fund shares
  sold                                      49,794                   100,358                    7,479
 Other assets                                   --                         3                        1
                                    --------------            --------------            -------------
 Total assets                          199,663,802               179,382,702               71,534,150
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     49,794                   100,358                    7,479
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                               3                        --                       --
                                    --------------            --------------            -------------
 Total liabilities                          49,797                   100,358                    7,479
                                    --------------            --------------            -------------
NET ASSETS:
 For contract liabilities             $199,614,005              $179,282,344              $71,526,671
                                    ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     20,340,269                15,720,326                6,955,623
 Minimum unit fair value #*              $1.302357                 $1.173261                $1.534576
 Maximum unit fair value #*             $15.158607                $13.662527               $14.056288
 Contract liability                   $199,519,403              $179,022,863              $71,449,523
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          8,074                    21,038                    5,858
 Minimum unit fair value #*              $9.249298                $12.242827                $9.664876
 Maximum unit fair value #*             $13.431021                $12.384928               $14.056288
 Contract liability                        $94,602                  $259,481                  $77,148

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT        FIDELITY VIP
                                    GLOBAL SMALL                OMEGA           EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,201,857                 112,799            5,237,430
                                    =============            ============       ==============
  Cost                                $16,774,527              $2,155,125         $131,503,716
                                    =============            ============       ==============
  Market value                        $20,479,655              $2,535,732          $96,421,078
 Due from Sponsor Company                      --                      --                   58
 Receivable from fund shares
  sold                                     14,665                     456                   --
 Other assets                                  --                      --                   --
                                    -------------            ------------       --------------
 Total assets                          20,494,320               2,536,188           96,421,136
                                    -------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                    14,665                     456                   --
 Payable for fund shares
  purchased                                    --                      --                   58
 Other liabilities                              2                      --                    1
                                    -------------            ------------       --------------
 Total liabilities                         14,667                     456                   59
                                    -------------            ------------       --------------
NET ASSETS:
 For contract liabilities             $20,479,653              $2,535,732          $96,421,077
                                    =============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,532,174                 216,524            9,747,738
 Minimum unit fair value #*             $1.741965              $11.576024            $9.282099
 Maximum unit fair value #*            $17.841863              $11.788274           $14.732208
 Contract liability                   $20,472,114              $2,535,732          $96,374,673
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           423                      --                4,599
 Minimum unit fair value #*            $17.841863                      --            $9.837898
 Maximum unit fair value #*            $17.841863                      --           $10.145504
 Contract liability                        $7,539                      --              $46,404

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP    FIDELITY VIP
                                   GROWTH        CONTRAFUND
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    974,238      18,366,410
                                =============  ==============
  Cost                            $33,238,272    $575,967,985
                                =============  ==============
  Market value                    $35,588,925    $415,815,517
 Due from Sponsor Company              25,230              --
 Receivable from fund shares
  sold                                     --          40,032
 Other assets                              --               2
                                -------------  --------------
 Total assets                      35,614,155     415,855,551
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    --          40,032
 Payable for fund shares
  purchased                            25,230              --
 Other liabilities                          1              --
                                -------------  --------------
 Total liabilities                     25,231          40,032
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $35,588,924    $415,815,519
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      3,256,411      34,761,299
 Minimum unit fair value #*        $10.264743       $8.837770
 Maximum unit fair value #*        $15.273402      $15.049689
 Contract liability               $35,580,990    $415,723,700
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            707           7,559
 Minimum unit fair value #*        $11.219365      $11.862527
 Maximum unit fair value #*        $11.219365      $12.572635
 Contract liability                    $7,934         $91,819

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             FIDELITY VIP
                                FIDELITY VIP        FIDELITY VIP           DYNAMIC CAPITAL
                                  MID CAP         VALUE STRATEGIES           APPRECIATION
                                 PORTFOLIO            PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,950,859           1,182,570                 288,445
                               ==============       =============            ============
  Cost                           $129,836,346         $14,347,365              $2,251,861
                               ==============       =============            ============
  Market value                   $112,915,565         $10,442,094              $2,330,638
 Due from Sponsor Company              44,213                  --                   1,921
 Receivable from fund shares
  sold                                     --              87,175                      --
 Other assets                              --                   1                      --
                               --------------       -------------            ------------
 Total assets                     112,959,778          10,529,270               2,332,559
                               --------------       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                    --              87,175                      --
 Payable for fund shares
  purchased                            44,213                  --                   1,921
 Other liabilities                          4                  --                       1
                               --------------       -------------            ------------
 Total liabilities                     44,217              87,175                   1,922
                               --------------       -------------            ------------
NET ASSETS:
 For contract liabilities        $112,915,561         $10,442,095              $2,330,637
                               ==============       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 8,849,479           1,019,981                 282,667
 Minimum unit fair value #*         $9.326694           $9.593403               $7.907296
 Maximum unit fair value #*        $16.087812          $18.561713              $15.320443
 Contract liability              $112,848,484         $10,442,095              $2,330,637
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     5,035                  --                      --
 Minimum unit fair value #*        $12.732618                  --                      --
 Maximum unit fair value #*        $13.494815                  --                      --
 Contract liability                   $67,077                  --                      --

                                                              FRANKLIN                 FRANKLIN
                                      FRANKLIN              SMALL-MID CAP             SMALL CAP
                                       INCOME                  GROWTH                   VALUE
                                  SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       251,908                1,221,410                  42,043
                                    ============            =============            ============
  Cost                                $3,144,869              $21,515,335                $489,021
                                    ============            =============            ============
  Market value                        $3,662,745              $25,026,693                $660,492
 Due from Sponsor Company                     --                       --                     978
 Receivable from fund shares
  sold                                       319                    7,711                      --
 Other assets                                 --                       --                      --
                                    ------------            -------------            ------------
 Total assets                          3,663,064               25,034,404                 661,470
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      319                    7,711                      --
 Payable for fund shares
  purchased                                   --                       --                     978
 Other liabilities                             1                       --                      --
                                    ------------            -------------            ------------
 Total liabilities                           320                    7,711                     978
                                    ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $3,662,744              $25,026,693                $660,492
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      331,984                2,768,289                  60,993
 Minimum unit fair value #*           $10.880501                $1.239954              $10.715206
 Maximum unit fair value #*           $11.006459               $16.238937              $10.839361
 Contract liability                   $3,644,683              $25,018,149                $660,492
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        1,641                      871                      --
 Minimum unit fair value #*           $11.006459                $8.015250                      --
 Maximum unit fair value #*           $11.006459               $14.100493                      --
 Contract liability                      $18,061                   $8,544                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       STRATEGIC
                                        INCOME                MUTUAL SHARES
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,064,597                4,321,992
                                     =============            =============
  Cost                                 $81,937,063              $61,888,303
                                     =============            =============
  Market value                         $88,660,689              $66,483,630
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                       6,409                   52,765
 Other assets                                   --                        2
                                     -------------            -------------
 Total assets                           88,667,098               66,536,397
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      6,409                   52,765
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               1                       --
                                     -------------            -------------
 Total liabilities                           6,410                   52,765
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $88,660,688              $66,483,632
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,095,109                4,946,922
 Minimum unit fair value #*              $1.819437                $1.265635
 Maximum unit fair value #*             $19.767850               $14.741569
 Contract liability                    $88,591,342              $66,164,979
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               3,508                   21,634
 Minimum unit fair value #*             $19.767850               $14.472101
 Maximum unit fair value #*             $19.767850               $14.741569
 Contract liability                        $69,346                 $318,653

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                MUTUAL
                                       MARKETS                  GROWTH             GLOBAL DISCOVERY
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,769,000                2,043,812                 19,457
                                    =============            =============            ===========
  Cost                                $14,724,702              $22,789,745               $339,310
                                    =============            =============            ===========
  Market value                        $16,805,497              $20,669,683               $379,213
 Due from Sponsor Company                      --                       --                  2,301
 Receivable from fund shares
  sold                                      2,162                    2,611                     --
 Other assets                                  --                       --                     --
                                    -------------            -------------            -----------
 Total assets                          16,807,659               20,672,294                381,514
                                    -------------            -------------            -----------
LIABILITIES:
 Due to Sponsor Company                     2,162                    2,611                     --
 Payable for fund shares
  purchased                                    --                       --                  2,301
 Other liabilities                             --                        1                     --
                                    -------------            -------------            -----------
 Total liabilities                          2,162                    2,612                  2,301
                                    -------------            -------------            -----------
NET ASSETS:
 For contract liabilities             $16,805,497              $20,669,682               $379,213
                                    =============            =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       854,061                2,060,921                 38,572
 Minimum unit fair value #*             $2.646401                $1.091963              $9.723818
 Maximum unit fair value #*            $22.122585               $12.889144              $9.836390
 Contract liability                   $16,770,097              $20,641,294               $379,213
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         1,751                    2,465                     --
 Minimum unit fair value #*            $20.216961               $11.517065                     --
 Maximum unit fair value #*            $20.216961               $11.517065                     --
 Contract liability                       $35,400                  $28,388                     --

                                                                         HARTFORD
                                     TEMPLETON           HARTFORD         TOTAL
                                    GLOBAL BOND          ADVISERS      RETURN BOND
                                  SECURITIES FUND        HLS FUND        HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        81,635           2,401,251      54,583,885
                                    ============       =============  ==============
  Cost                                $1,424,718         $53,897,814    $621,617,284
                                    ============       =============  ==============
  Market value                        $1,505,343         $46,438,961    $634,968,655
 Due from Sponsor Company                     --                  --              --
 Receivable from fund shares
  sold                                     2,405              21,545       1,021,390
 Other assets                                 --                   5              55
                                    ------------       -------------  --------------
 Total assets                          1,507,748          46,460,511     635,990,100
                                    ------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    2,405              21,545       1,021,390
 Payable for fund shares
  purchased                                   --                  --              --
 Other liabilities                            --                  --              --
                                    ------------       -------------  --------------
 Total liabilities                         2,405              21,545       1,021,390
                                    ------------       -------------  --------------
NET ASSETS:
 For contract liabilities             $1,505,343         $46,438,966    $634,968,710
                                    ============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      116,598          30,102,836     283,189,162
 Minimum unit fair value #*           $12.803269           $1.121215       $1.610737
 Maximum unit fair value #*           $12.951447          $14.748542      $15.640080
 Contract liability                   $1,505,343         $46,410,375    $634,059,081
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --              23,400         474,163
 Minimum unit fair value #*                   --           $1.221833       $1.825436
 Maximum unit fair value #*                   --           $1.221833       $3.747943
 Contract liability                           --             $28,591        $909,629

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD
                                   CAPITAL        DIVIDEND
                                APPRECIATION     AND GROWTH
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,346,426      22,033,625
                                =============  ==============
  Cost                            $67,579,313    $495,116,633
                                =============  ==============
  Market value                    $87,279,645    $426,049,884
 Due from Sponsor Company               7,323         789,342
 Receivable from fund shares
  sold                                     --              --
 Other assets                               1              --
                                -------------  --------------
 Total assets                      87,286,969     426,839,226
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    --              --
 Payable for fund shares
  purchased                             7,323         789,342
 Other liabilities                         --             110
                                -------------  --------------
 Total liabilities                      7,323         789,452
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $87,279,646    $426,049,774
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      8,456,307     223,504,289
 Minimum unit fair value #*         $8.444238       $1.398089
 Maximum unit fair value #*        $15.020625      $14.148864
 Contract liability               $87,212,464    $425,887,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          6,621          91,488
 Minimum unit fair value #*         $8.542044       $1.613034
 Maximum unit fair value #*        $10.881142       $3.687588
 Contract liability                   $67,182        $162,511

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       139,202                  726,828           22,570,830
                                    ============            =============       ==============
  Cost                                $1,081,855              $14,285,408         $289,356,567
                                    ============            =============       ==============
  Market value                        $1,255,420               $9,773,916         $265,972,584
 Due from Sponsor Company                     --                       --                   --
 Receivable from fund shares
  sold                                       102                   14,084              132,384
 Other assets                                 --                       --                    2
                                    ------------            -------------       --------------
 Total assets                          1,255,522                9,788,000          266,104,970
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Sponsor Company                      102                   14,084              132,384
 Payable for fund shares
  purchased                                   --                       --                   --
 Other liabilities                            --                       --                   --
                                    ------------            -------------       --------------
 Total liabilities                           102                   14,084              132,384
                                    ------------            -------------       --------------
NET ASSETS:
 For contract liabilities             $1,255,420               $9,773,916         $265,972,586
                                    ============            =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      141,878                7,307,243          222,879,565
 Minimum unit fair value #*            $8.502933                $0.979038            $1.009108
 Maximum unit fair value #*           $14.995966               $13.454016           $14.457899
 Contract liability                   $1,255,420               $9,769,204         $265,780,356
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    3,118              171,420
 Minimum unit fair value #*                   --                $1.511208            $1.090270
 Maximum unit fair value #*                   --                $1.511208            $1.266709
 Contract liability                           --                   $4,712             $192,230

                                                 HARTFORD
                                 HARTFORD         GROWTH        HARTFORD
                                  GROWTH      OPPORTUNITIES    HIGH YIELD
                                 HLS FUND        HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                 2,773,179       3,791,835      9,800,525
                               =============  ==============  =============
  Cost                           $33,888,418    $119,411,539    $82,529,207
                               =============  ==============  =============
  Market value                   $30,287,109     $89,363,587    $85,293,322
 Due from Sponsor Company                 --              --      1,021,702
 Receivable from fund shares
  sold                                18,235          27,492             --
 Other assets                             --              --             --
                               -------------  --------------  -------------
 Total assets                     30,305,344      89,391,079     86,315,024
                               -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company               18,235          27,492             --
 Payable for fund shares
  purchased                               --              --      1,021,702
 Other liabilities                        12              21              9
                               -------------  --------------  -------------
 Total liabilities                    18,247          27,513      1,021,711
                               -------------  --------------  -------------
NET ASSETS:
 For contract liabilities        $30,287,097     $89,363,566    $85,293,313
                               =============  ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               24,721,117      58,000,948     45,064,751
 Minimum unit fair value #*        $1.130457       $1.332989      $1.681231
 Maximum unit fair value #*       $14.521777      $14.288128     $18.181166
 Contract liability              $30,262,112     $89,353,541    $85,274,777
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                   20,690           6,899         10,256
 Minimum unit fair value #*        $1.203245       $1.425559      $1.804129
 Maximum unit fair value #*        $1.256749       $1.538976      $1.816307
 Contract liability                  $24,985         $10,025        $18,536

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD     INTERNATIONAL
                                    INDEX      OPPORTUNITIES
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    638,970      14,877,201
                                =============  ==============
  Cost                            $19,725,160    $207,422,091
                                =============  ==============
  Market value                    $16,741,488    $159,414,146
 Due from Sponsor Company                  --              --
 Receivable from fund shares
  sold                                 15,531          45,630
 Other assets                               3              --
                                -------------  --------------
 Total assets                      16,757,022     159,459,776
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                15,531          45,630
 Payable for fund shares
  purchased                                --              --
 Other liabilities                         --              46
                                -------------  --------------
 Total liabilities                     15,531          45,676
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $16,741,491    $159,414,100
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     11,085,431     109,669,244
 Minimum unit fair value #*         $0.977451       $1.179262
 Maximum unit fair value #*        $13.974161      $13.452685
 Contract liability               $16,714,774    $159,353,261
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          5,632          45,931
 Minimum unit fair value #*         $4.744019       $1.256038
 Maximum unit fair value #*         $4.744019       $2.245810
 Contract liability                   $26,717         $60,839

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD            HARTFORD
                                       EQUITY                MIDCAP VALUE        MONEY MARKET
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,240,537                 645,595          170,183,495
                                    =============            ============       ==============
  Cost                                 $9,117,499              $5,748,012         $170,183,495
                                    =============            ============       ==============
  Market value                        $11,079,465              $6,093,144         $170,183,495
 Due from Sponsor Company                      --                  20,701                   --
 Receivable from fund shares
  sold                                      3,711                      --               97,302
 Other assets                                  --                      --                   56
                                    -------------            ------------       --------------
 Total assets                          11,083,176               6,113,845          170,280,853
                                    -------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                     3,711                      --               97,302
 Payable for fund shares
  purchased                                    --                  20,701                   --
 Other liabilities                             --                      --                   --
                                    -------------            ------------       --------------
 Total liabilities                          3,711                  20,701               97,302
                                    -------------            ------------       --------------
NET ASSETS:
 For contract liabilities             $11,079,465              $6,093,144         $170,183,551
                                    =============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,221,788                 551,078          128,579,583
 Minimum unit fair value #*             $8.671491              $10.876518            $0.962599
 Maximum unit fair value #*            $18.146523              $11.195539            $9.965816
 Contract liability                   $11,079,465              $6,093,144         $170,143,496
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --               33,353
 Minimum unit fair value #*                    --                      --            $1.157377
 Maximum unit fair value #*                    --                      --            $1.929104
 Contract liability                            --                      --              $40,055


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,060,940                1,772,917             753,722
                                    =============            =============       =============
  Cost                                $59,611,807              $37,687,928         $36,424,152
                                    =============            =============       =============
  Market value                        $52,247,485              $38,423,965         $30,109,824
 Due from Sponsor Company                      --                  781,489                  --
 Receivable from fund shares
  sold                                     80,939                       --               4,419
 Other assets                                  10                        5                  --
                                    -------------            -------------       -------------
 Total assets                          52,328,434               39,205,459          30,114,243
                                    -------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                    80,939                       --               4,419
 Payable for fund shares
  purchased                                    --                  781,489                  --
 Other liabilities                             --                       --                   8
                                    -------------            -------------       -------------
 Total liabilities                         80,939                  781,489               4,427
                                    -------------            -------------       -------------
NET ASSETS:
 For contract liabilities             $52,247,495              $38,423,970         $30,109,816
                                    =============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    28,086,161               23,134,931          25,278,389
 Minimum unit fair value #*             $1.291320                $1.395157           $0.932511
 Maximum unit fair value #*            $15.183090               $19.100179          $15.473395
 Contract liability                   $52,230,624              $38,409,288         $30,094,024
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        10,781                    9,565               2,689
 Minimum unit fair value #*             $1.564928                $1.492105           $5.872222
 Maximum unit fair value #*             $1.564928                $1.558538           $5.872222
 Contract liability                       $16,871                  $14,682             $15,792

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       22,257,870           11,772,132
                                     ==============       ==============
  Cost                                 $245,739,765         $136,469,107
                                     ==============       ==============
  Market value                         $237,619,475         $122,070,384
 Due from Sponsor Company                        --                   --
 Receivable from fund shares
  sold                                      573,055               76,208
 Other assets                                    --                   36
                                     --------------       --------------
 Total assets                           238,192,530          122,146,628
                                     --------------       --------------
LIABILITIES:
 Due to Sponsor Company                     573,055               76,208
 Payable for fund shares
  purchased                                      --                   --
 Other liabilities                               12                   --
                                     --------------       --------------
 Total liabilities                          573,067               76,208
                                     --------------       --------------
NET ASSETS:
 For contract liabilities              $237,619,463         $122,070,420
                                     ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          197,454,441           96,733,536
 Minimum unit fair value #*               $1.113184            $1.159549
 Maximum unit fair value #*              $10.795759           $13.790638
 Contract liability                    $237,386,961         $122,041,694
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              188,492               22,078
 Minimum unit fair value #*               $1.190504            $1.301127
 Maximum unit fair value #*               $1.285166            $1.301127
 Contract liability                        $232,502              $28,726

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                        BOND               GLOBAL GROWTH         CAPITALIZATION
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       499,601                 35,864                122,314
                                    ============            ===========            ===========
  Cost                                $4,730,861               $276,358               $842,376
                                    ============            ===========            ===========
  Market value                        $5,257,314               $313,351               $957,494
 Due from Sponsor Company                     --                     --                     --
 Receivable from fund shares
  sold                                       505                     18                     57
 Other assets                                 --                     --                     --
                                    ------------            -----------            -----------
 Total assets                          5,257,819                313,369                957,551
                                    ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                      505                     18                     57
 Payable for fund shares
  purchased                                   --                     --                     --
 Other liabilities                            --                     --                     --
                                    ------------            -----------            -----------
 Total liabilities                           505                     18                     57
                                    ------------            -----------            -----------
NET ASSETS:
 For contract liabilities             $5,257,314               $313,351               $957,494
                                    ============            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      482,654                 35,428                123,638
 Minimum unit fair value #*           $10.794991              $8.758795              $7.684986
 Maximum unit fair value #*           $10.914436              $8.855800              $7.770109
 Contract liability                   $5,257,314               $313,351               $957,494
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                     --
 Minimum unit fair value #*                   --                     --                     --
 Maximum unit fair value #*                   --                     --                     --
 Contract liability                           --                     --                     --


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       461,290                 265,409                 423,171
                                    ============            ============            ============
  Cost                                $3,130,592              $1,893,841              $3,145,328
                                    ============            ============            ============
  Market value                        $4,127,666              $2,338,851              $3,192,531
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                       345                     139                     261
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          4,128,011               2,338,990               3,192,792
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      345                     139                     261
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                           345                     139                     261
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $4,127,666              $2,338,851              $3,192,531
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      464,674                 263,046                 416,524
 Minimum unit fair value #*            $8.804850               $8.821638               $7.600899
 Maximum unit fair value #*            $8.902363               $8.919354               $7.685124
 Contract liability                   $4,127,666              $2,338,851              $3,192,531
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT         LORD ABBETT
                                 FUNDAMENTAL           CAPITAL
                                 EQUITY FUND       STRUCTURE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,989,418           1,855,768
                                =============       =============
  Cost                            $30,930,441         $27,280,696
                                =============       =============
  Market value                    $32,347,936         $24,180,654
 Due from Sponsor Company                  --                  --
 Receivable from fund shares
  sold                                  6,806               6,210
 Other assets                               1                   1
                                -------------       -------------
 Total assets                      32,354,743          24,186,865
                                -------------       -------------
LIABILITIES:
 Due to Sponsor Company                 6,806               6,210
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                -------------       -------------
 Total liabilities                      6,806               6,210
                                -------------       -------------
NET ASSETS:
 For contract liabilities         $32,347,937         $24,180,655
                                =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,655,912           2,044,588
 Minimum unit fair value #*        $11.288900          $10.870684
 Maximum unit fair value #*        $14.243775          $14.138989
 Contract liability               $32,322,656         $24,154,910
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          1,998               2,124
 Minimum unit fair value #*        $12.338426          $11.840758
 Maximum unit fair value #*        $12.680534          $12.169054
 Contract liability                   $25,281             $25,745

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT     LORD ABBETT
                                         BOND              GROWTH AND       CLASSIC
                                    DEBENTURE FUND        INCOME FUND     STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       9,351,878            8,079,554      1,404,816
                                    ==============       ==============  =============
  Cost                                $110,631,856         $233,031,382    $15,802,905
                                    ==============       ==============  =============
  Market value                        $108,855,860         $178,962,117    $15,747,985
 Due from Sponsor Company                    1,964                   --             --
 Receivable from fund shares
  sold                                          --               42,606         26,037
 Other assets                                   --                   --             --
                                    --------------       --------------  -------------
 Total assets                          108,857,824          179,004,723     15,774,022
                                    --------------       --------------  -------------
LIABILITIES:
 Due to Sponsor Company                         --               42,606         26,037
 Payable for fund shares
  purchased                                  1,964                   --             --
 Other liabilities                              --                   --              1
                                    --------------       --------------  -------------
 Total liabilities                           1,964               42,606         26,038
                                    --------------       --------------  -------------
NET ASSETS:
 For contract liabilities             $108,855,860         $178,962,117    $15,747,984
                                    ==============       ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      7,899,601           18,822,319      1,432,538
 Minimum unit fair value #*             $12.852313            $7.732432     $10.261310
 Maximum unit fair value #*             $15.825278           $12.974098     $12.742691
 Contract liability                   $108,840,923         $178,900,616    $15,727,486
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          1,092                6,299          1,784
 Minimum unit fair value #*             $13.621314            $9.661448     $11.492642
 Maximum unit fair value #*             $14.046854            $9.929407     $11.492642
 Contract liability                        $14,937              $61,501        $20,498

                                                                MFS INVESTORS
                                 MFS CORE      MFS GROWTH           GROWTH
                               EQUITY SERIES     SERIES          STOCK SERIES
                                SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  270,304        200,597            308,857
                               ============   ============       ============
  Cost                           $4,249,105     $4,354,972         $3,154,932
                               ============   ============       ============
  Market value                   $4,143,777     $4,926,664         $3,400,525
 Due from Sponsor Company                --             --                 --
 Receivable from fund shares
  sold                                  427          1,248                359
 Other assets                             1             --                  1
                               ------------   ------------       ------------
 Total assets                     4,144,205      4,927,912          3,400,885
                               ------------   ------------       ------------
LIABILITIES:
 Due to Sponsor Company                 427          1,248                359
 Payable for fund shares
  purchased                              --             --                 --
 Other liabilities                       --              3                 --
                               ------------   ------------       ------------
 Total liabilities                      427          1,251                359
                               ------------   ------------       ------------
NET ASSETS:
 For contract liabilities        $4,143,778     $4,926,661         $3,400,526
                               ============   ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 566,308        750,766            479,398
 Minimum unit fair value #*       $1.079719      $1.282234          $6.198971
 Maximum unit fair value #*      $14.752865     $14.806189         $14.751351
 Contract liability              $4,138,766     $4,924,703         $3,400,526
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     543            308                 --
 Minimum unit fair value #*       $9.222312      $6.354927                 --
 Maximum unit fair value #*       $9.222312      $6.354927                 --
 Contract liability                  $5,012         $1,958                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   MFS INVESTORS        MFS TOTAL
                                    TRUST SERIES      RETURN SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      494,197          5,395,773
                                     ==========       ============
  Cost                               $8,742,400       $101,591,377
                                     ==========       ============
  Market value                       $9,592,377        $99,974,896
 Due from Sponsor Company                    --                 --
 Receivable from fund shares
  sold                                   12,194             51,775
 Other assets                                 1                  1
                                     ----------       ------------
 Total assets                         9,604,572        100,026,672
                                     ----------       ------------
LIABILITIES:
 Due to Sponsor Company                  12,194             51,775
 Payable for fund shares
  purchased                                  --                 --
 Other liabilities                           --                 --
                                     ----------       ------------
 Total liabilities                       12,194             51,775
                                     ----------       ------------
NET ASSETS:
 For contract liabilities            $9,592,378        $99,974,897
                                     ==========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,079,612          7,509,015
 Minimum unit fair value #*           $1.166272          $1.298094
 Maximum unit fair value #*          $13.055771         $14.438572
 Contract liability                  $9,588,753        $99,562,661
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              388             28,587
 Minimum unit fair value #*           $9.327768         $14.343613
 Maximum unit fair value #*           $9.378926         $14.438572
 Contract liability                      $3,625           $412,236

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO
                                                        VAN KAMPEN V.I.     UIF CORE PLUS
                                    MFS VALUE             EQUITY AND        FIXED INCOME
                                      SERIES              INCOME FUND         PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT (E)      SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     142,764              2,573,355          7,319,677
                                    ==========            ===========        ===========
  Cost                              $1,482,207            $35,513,001        $81,288,135
                                    ==========            ===========        ===========
  Market value                      $1,790,260            $35,086,755        $74,587,509
 Due from Sponsor Company                   --                     --                 --
 Receivable from fund shares
  sold                                     210                 20,026             28,620
 Other assets                               --                     --                  2
                                    ----------            -----------        -----------
 Total assets                        1,790,470             35,106,781         74,616,131
                                    ----------            -----------        -----------
LIABILITIES:
 Due to Sponsor Company                    210                 20,026             28,620
 Payable for fund shares
  purchased                                 --                     --                 --
 Other liabilities                           1                     --                 --
                                    ----------            -----------        -----------
 Total liabilities                         211                 20,026             28,620
                                    ----------            -----------        -----------
NET ASSETS:
 For contract liabilities           $1,790,259            $35,086,755        $74,587,511
                                    ==========            ===========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    186,833              2,990,730          5,322,385
 Minimum unit fair value #*          $9.482867              $9.506624          $1.311877
 Maximum unit fair value #*          $9.592508             $15.020704         $15.387068
 Contract liability                 $1,790,259            $34,946,335        $74,473,829
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                 14,295              7,430
 Minimum unit fair value #*                 --              $9.574651         $14.635839
 Maximum unit fair value #*                 --             $15.020704         $15.387068
 Contract liability                         --               $140,420           $113,682


                                   UIF EMERGING          UIF EMERGING       UIF MID CAP
                                   MARKETS DEBT         MARKETS EQUITY        GROWTH
                                    PORTFOLIO              PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,098,127              5,244,928         3,538,084
                                    ==========            ===========       ===========
  Cost                              $8,632,475            $88,975,231       $42,977,309
                                    ==========            ===========       ===========
  Market value                      $9,125,440            $65,587,961       $39,343,495
 Due from Sponsor Company                   --                     --                --
 Receivable from fund shares
  sold                                  12,705                170,415           632,278
 Other assets                               --                     --                --
                                    ----------            -----------       -----------
 Total assets                        9,138,145             65,758,376        39,975,773
                                    ----------            -----------       -----------
LIABILITIES:
 Due to Sponsor Company                 12,705                170,415           632,278
 Payable for fund shares
  purchased                                 --                     --                --
 Other liabilities                          --                      1                --
                                    ----------            -----------       -----------
 Total liabilities                      12,705                170,416           632,278
                                    ----------            -----------       -----------
NET ASSETS:
 For contract liabilities           $9,125,440            $65,587,960       $39,343,495
                                    ==========            ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    377,871              4,181,893         2,658,330
 Minimum unit fair value #*          $2.203209              $2.436710        $13.828691
 Maximum unit fair value #*         $28.458494             $21.517337        $19.006104
 Contract liability                 $9,105,931            $65,450,087       $39,312,110
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        825                  7,814             2,040
 Minimum unit fair value #*         $23.657009             $15.097958        $14.656100
 Maximum unit fair value #*         $23.657009             $21.517337        $15.532996
 Contract liability                    $19,509               $137,873           $31,385

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY --
                                        MID CAP               FOCUS GROWTH
                                      VALUE FUND                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,768,321                3,015,948
                                     =============            =============
  Cost                                 $59,955,756              $45,544,142
                                     =============            =============
  Market value                         $48,137,706              $63,450,167
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      21,826                   52,462
 Other assets                                    1                       --
                                     -------------            -------------
 Total assets                           48,159,533               63,502,629
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     21,826                   52,462
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          21,826                   52,462
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $48,137,707              $63,450,167
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,178,245                4,754,251
 Minimum unit fair value #*              $1.501204                $1.250227
 Maximum unit fair value #*             $20.037901               $32.593755
 Contract liability                    $47,967,129              $62,618,804
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               9,688                   33,529
 Minimum unit fair value #*             $14.518601                $1.268623
 Maximum unit fair value #*             $18.685402               $32.593755
 Contract liability                       $170,578                 $831,363

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (F)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        820,080                  727,362                3,401,834
                                    =============            =============            =============
  Cost                                 $9,605,883              $11,629,165              $28,984,966
                                    =============            =============            =============
  Market value                        $12,374,504              $23,702,093              $20,576,677
 Due from Sponsor Company                  13,287                       --                       --
 Receivable from fund shares
  sold                                         --                    4,260                   19,331
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total assets                          12,387,791               23,706,353               20,596,008
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                        --                    4,260                   19,331
 Payable for fund shares
  purchased                                13,287                       --                       --
 Other liabilities                              1                        1                       --
                                    -------------            -------------            -------------
 Total liabilities                         13,288                    4,261                   19,331
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $12,374,503              $23,702,092              $20,576,677
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,726,377                1,424,080                1,928,105
 Minimum unit fair value #*             $1.453005                $1.870945                $1.419803
 Maximum unit fair value #*            $18.104224               $39.580983               $15.017927
 Contract liability                   $12,270,608              $23,600,299              $20,403,733
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         7,848                    9,898                   15,715
 Minimum unit fair value #*             $5.140472                $1.898469                $1.419803
 Maximum unit fair value #*            $13.727159               $39.580983               $15.017927
 Contract liability                      $103,895                 $101,793                 $172,944

                                                                                    MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --             GLOBAL
                                       GROWTH                MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        926,125               76,314,587                1,070,414
                                    =============            =============            =============
  Cost                                $13,152,314              $76,314,587              $15,589,974
                                    =============            =============            =============
  Market value                        $20,599,329              $76,314,587              $25,377,955
 Due from Sponsor Company                   8,948                       --                       --
 Receivable from fund shares
  sold                                         --                  418,185                   20,203
 Other assets                                   1                        1                       --
                                    -------------            -------------            -------------
 Total assets                          20,608,278               76,732,773               25,398,158
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                        --                  418,185                   20,203
 Payable for fund shares
  purchased                                 8,948                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total liabilities                          8,948                  418,185                   20,203
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $20,599,330              $76,314,588              $25,377,955
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,175,870                7,573,430                1,479,417
 Minimum unit fair value #*             $1.331531                $1.042742                $1.771790
 Maximum unit fair value #*            $23.652660               $13.399340               $35.231446
 Contract liability                   $20,453,300              $75,794,326              $25,114,818
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         6,763                   38,873                   14,120
 Minimum unit fair value #*             $8.290594               $10.453608                $1.771790
 Maximum unit fair value #*            $23.652660               $13.399340               $35.231446
 Contract liability                      $146,030                 $520,262                 $263,137

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                      DIMENSIONS               UIF SMALL
                                   EQUALLY WEIGHTED          COMPANY GROWTH
                                     S&P 500 FUND              PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,804,700                 596,263
                                     =============            ============
  Cost                                 $64,442,963              $9,239,151
                                     =============            ============
  Market value                         $69,235,147              $8,830,655
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                      10,222                   4,065
 Other assets                                    3                      --
                                     -------------            ------------
 Total assets                           69,245,372               8,834,720
                                     -------------            ------------
LIABILITIES:
 Due to Sponsor Company                     10,223                   4,065
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                       1
                                     -------------            ------------
 Total liabilities                          10,223                   4,066
                                     -------------            ------------
NET ASSETS:
 For contract liabilities              $69,235,149              $8,830,654
                                     =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,451,119                 688,501
 Minimum unit fair value #*              $1.482445              $12.190696
 Maximum unit fair value #*             $36.553258              $16.359515
 Contract liability                    $68,857,796              $8,830,654
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              14,230                      --
 Minimum unit fair value #*              $1.504281                      --
 Maximum unit fair value #*             $36.553258                      --
 Contract liability                       $377,353                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       OPPENHEIMER
                                UIF GLOBAL         OPPENHEIMER           CAPITAL
                                 FRANCHISE       SMALL- & MID-CAP     APPRECIATION
                                 PORTFOLIO        GROWTH FUND/VA         FUND/VA
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,135,995            201,747           2,052,711
                               =============       ============       =============
  Cost                           $15,160,107         $9,669,820         $82,704,681
                               =============       ============       =============
  Market value                   $17,926,006         $9,248,078         $80,876,825
 Due from Sponsor Company                 --                 --                  --
 Receivable from fund shares
  sold                                76,324             39,129              88,320
 Other assets                             --                 --                   1
                               -------------       ------------       -------------
 Total assets                     18,002,330          9,287,207          80,965,146
                               -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company               76,324             39,129              88,320
 Payable for fund shares
  purchased                               --                 --                  --
 Other liabilities                        --                 --                  --
                               -------------       ------------       -------------
 Total liabilities                    76,324             39,129              88,320
                               -------------       ------------       -------------
NET ASSETS:
 For contract liabilities        $17,926,006         $9,248,078         $80,876,826
                               =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  910,607            979,561           8,124,050
 Minimum unit fair value #*       $15.420912          $8.914241           $9.330709
 Maximum unit fair value #*       $20.927961         $16.364224          $15.239442
 Contract liability              $17,926,006         $9,248,078         $80,813,464
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                 --               6,227
 Minimum unit fair value #*               --                 --           $9.889210
 Maximum unit fair value #*               --                 --          $10.198291
 Contract liability                       --                 --             $63,362

                                                                              OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER         MAIN STREET
                                  GLOBAL SECURITIES       MAIN STREET       SMALL- & MID-CAP
                                       FUND/VA              FUND/VA             FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (H)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       8,398,737             598,531            7,045,489
                                    ==============       =============       ==============
  Cost                                $288,120,115         $12,773,272         $125,080,502
                                    ==============       =============       ==============
  Market value                        $228,529,627         $12,287,835         $119,914,220
 Due from Sponsor Company                       --                  --                   --
 Receivable from fund shares
  sold                                      23,990                 136               46,520
 Other assets                                   --                  --                    4
                                    --------------       -------------       --------------
 Total assets                          228,553,617          12,287,971          119,960,744
                                    --------------       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                     23,990                 136               46,520
 Payable for fund shares
  purchased                                     --                  --                   --
 Other liabilities                               4                  --                   --
                                    --------------       -------------       --------------
 Total liabilities                          23,994                 136               46,520
                                    --------------       -------------       --------------
NET ASSETS:
 For contract liabilities             $228,529,623         $12,287,835         $119,914,224
                                    ==============       =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     19,859,640           1,234,565           10,472,344
 Minimum unit fair value #*              $8.140979           $8.355527           $10.762200
 Maximum unit fair value #*             $15.026230          $14.710581           $16.987432
 Contract liability                   $228,431,993         $12,287,835         $119,850,204
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          8,192                  --                5,484
 Minimum unit fair value #*             $11.748431                  --           $11.406295
 Maximum unit fair value #*             $12.074238                  --           $11.762744
 Contract liability                        $97,630                  --              $64,020

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  PUTNAM VT           PUTNAM VT
                                 DIVERSIFIED        GLOBAL ASSET
                                 INCOME FUND       ALLOCATION FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 12,149,501           1,266,180
                                =============       =============
  Cost                            $97,182,680         $19,529,368
                                =============       =============
  Market value                    $83,588,568         $17,979,748
 Due from Sponsor Company               7,013               9,138
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                -------------       -------------
 Total assets                      83,595,581          17,988,886
                                -------------       -------------
LIABILITIES:
 Due to Sponsor Company                    --                  --
 Payable for fund shares
  purchased                             7,013               9,138
 Other liabilities                          3                   1
                                -------------       -------------
 Total liabilities                      7,016               9,139
                                -------------       -------------
NET ASSETS:
 For contract liabilities         $83,588,565         $17,979,747
                                =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      4,527,392             812,082
 Minimum unit fair value #*        $11.348975           $9.416984
 Maximum unit fair value #*        $21.468467          $38.438002
 Contract liability               $83,578,246         $17,881,680
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            506               2,551
 Minimum unit fair value #*        $19.919664          $38.438002
 Maximum unit fair value #*        $21.468467          $38.438002
 Contract liability                   $10,319             $98,067

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                PUTNAM VT      PUTNAM VT      PUTNAM VT
                               GROWTH AND    INTERNATIONAL  INTERNATIONAL
                               INCOME FUND    VALUE FUND     EQUITY FUND
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  405,162       133,843        9,199,571
                              =============  ============   ==============
  Cost                          $10,528,269    $1,616,863     $156,875,622
                              =============  ============   ==============
  Market value                   $6,198,989    $1,053,346      $87,303,926
 Due from Sponsor Company                --            --               --
 Receivable from fund shares
  sold                                  665            88           42,579
 Other assets                            --            --               --
                              -------------  ------------   --------------
 Total assets                     6,199,654     1,053,434       87,346,505
                              -------------  ------------   --------------
LIABILITIES:
 Due to Sponsor Company                 665            88           42,579
 Payable for fund shares
  purchased                              --            --               --
 Other liabilities                        1            --               --
                              -------------  ------------   --------------
 Total liabilities                      666            88           42,579
                              -------------  ------------   --------------
NET ASSETS:
 For contract liabilities        $6,198,988    $1,053,346      $87,303,926
                              =============  ============   ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 257,648       181,095        7,445,969
 Minimum unit fair value #*       $8.786996     $5.558518        $5.944599
 Maximum unit fair value #*      $46.910392    $11.981845       $16.521763
 Contract liability              $6,198,988    $1,053,346      $87,259,126
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --            --            2,821
 Minimum unit fair value #*              --            --       $15.328996
 Maximum unit fair value #*              --            --       $15.992958
 Contract liability                      --            --          $44,800

                                                        PUTNAM VT      PUTNAM VT
                                     PUTNAM VT          MULTI-CAP      SMALL CAP
                                  INVESTORS FUND       GROWTH FUND     VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     6,040,110            119,382       4,982,268
                                   =============       ============  ==============
  Cost                               $68,060,976         $2,156,309    $113,183,253
                                   =============       ============  ==============
  Market value                       $60,461,502         $2,300,503     $65,118,244
 Due from Sponsor Company                     --                 --              --
 Receivable from fund shares
  sold                                    84,690            449,747          16,855
 Other assets                                 --                 --              --
                                   -------------       ------------  --------------
 Total assets                         60,546,192          2,750,250      65,135,099
                                   -------------       ------------  --------------
LIABILITIES:
 Due to Sponsor Company                   84,690            449,747          16,855
 Payable for fund shares
  purchased                                   --                 --              --
 Other liabilities                             4                 --              --
                                   -------------       ------------  --------------
 Total liabilities                        84,694            449,747          16,855
                                   -------------       ------------  --------------
NET ASSETS:
 For contract liabilities            $60,461,498         $2,300,503     $65,118,244
                                   =============       ============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    7,539,043            198,720       3,286,029
 Minimum unit fair value #*            $5.658603         $11.438389      $15.604936
 Maximum unit fair value #*           $14.213948         $11.695236      $21.779803
 Contract liability                  $60,430,450         $2,300,503     $65,091,696
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        3,468                 --           1,270
 Minimum unit fair value #*            $8.952903                 --      $20.207601
 Maximum unit fair value #*            $8.952903                 --      $21.082774
 Contract liability                      $31,048                 --         $26,548

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 PUTNAM VT
                                               GEORGE PUTNAM         PUTNAM VT
                                               BALANCED FUND       VOYAGER FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,759,517             449,692
                                               =============       =============
  Cost                                           $19,629,006         $14,149,122
                                               =============       =============
  Market value                                   $12,703,714         $14,282,237
 Due from Sponsor Company                                 --              43,524
 Receivable from fund shares sold                      1,853                  --
 Other assets                                             --                  --
                                               -------------       -------------
 Total assets                                     12,705,567          14,325,761
                                               -------------       -------------
LIABILITIES:
 Due to Sponsor Company                                1,853                  --
 Payable for fund shares purchased                        --              43,524
 Other liabilities                                         2                   1
                                               -------------       -------------
 Total liabilities                                     1,855              43,525
                                               -------------       -------------
NET ASSETS:
 For contract liabilities                        $12,703,712         $14,282,236
                                               =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,179,610             804,490
 Minimum unit fair value #*                        $9.482857           $5.200350
 Maximum unit fair value #*                       $14.154682          $57.958951
 Contract liability                              $12,701,839         $14,282,236
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           170                  --
 Minimum unit fair value #*                       $11.021221                  --
 Maximum unit fair value #*                       $11.021221                  --
 Contract liability                                   $1,873                  --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      INVESCO
                                 PUTNAM VT        VAN KAMPEN V.I.               INVESCO
                                  EQUITY             GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND         INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,568,790            6,844,275                11,239,189
                               =============       ==============            ==============
  Cost                           $15,399,560         $127,856,464              $145,732,059
                               =============       ==============            ==============
  Market value                   $21,131,607         $121,436,205              $126,778,058
 Due from Sponsor Company                 --                   --                        --
 Receivable from fund shares
  sold                                15,281              119,844                    30,528
 Other assets                              1                   --                        --
                               -------------       --------------            --------------
 Total assets                     21,146,889          121,556,049               126,808,586
                               -------------       --------------            --------------
LIABILITIES:
 Due to Sponsor Company               15,281              119,844                    30,528
 Payable for fund shares
  purchased                               --                   --                        --
 Other liabilities                        --                    4                         3
                               -------------       --------------            --------------
 Total liabilities                    15,281              119,848                    30,531
                               -------------       --------------            --------------
NET ASSETS:
 For contract liabilities        $21,131,608         $121,436,201              $126,778,055
                               =============       ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,436,624            8,706,422                 8,975,949
 Minimum unit fair value #*       $14.174572            $1.292737                $13.073495
 Maximum unit fair value #*       $14.940621           $15.382082                $14.891253
 Contract liability              $21,123,236         $121,269,267              $126,655,699
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      560               11,301                     8,398
 Minimum unit fair value #*       $14.940621           $14.529668                $14.243401
 Maximum unit fair value #*       $14.940621           $15.382082                $14.891253
 Contract liability                   $8,372             $166,934                  $122,356

                                      INVESCO                 INVESCO               WELLS FARGO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                      CAPITAL                 MID CAP               INDEX ASSET
                                    GROWTH FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        70,849                 286,732                 28,044
                                    ============            ============            ===========
  Cost                                $1,698,683              $1,173,361               $370,052
                                    ============            ============            ===========
  Market value                        $2,221,125              $1,055,175               $339,048
 Due from Sponsor Company                     --                      --                     --
 Receivable from fund shares
  sold                                       326                     120                    511
 Other assets                                 --                      --                      1
                                    ------------            ------------            -----------
 Total assets                          2,221,451               1,055,295                339,560
                                    ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                      326                     120                    511
 Payable for fund shares
  purchased                                   --                      --                     --
 Other liabilities                            --                      --                     --
                                    ------------            ------------            -----------
 Total liabilities                           326                     120                    511
                                    ------------            ------------            -----------
NET ASSETS:
 For contract liabilities             $2,221,125              $1,055,175               $339,049
                                    ============            ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      169,552                  85,540                271,996
 Minimum unit fair value #*           $12.405145              $11.713370              $1.202759
 Maximum unit fair value #*           $17.256793              $17.177595              $1.336704
 Contract liability                   $2,221,125              $1,055,175               $339,049
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                     --
 Minimum unit fair value #*                   --                      --                     --
 Maximum unit fair value #*                   --                      --                     --
 Contract liability                           --                      --                     --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        268,579                 117,991
                                     ============            ============
  Cost                                 $2,726,566              $1,356,163
                                     ============            ============
  Market value                         $2,830,827              $1,465,445
 Due from Sponsor Company                   2,882                      --
 Receivable from fund shares
  sold                                         --                     144
 Other assets                                  29                      --
                                     ------------            ------------
 Total assets                           2,833,738               1,465,589
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                     144
 Payable for fund shares
  purchased                                 2,882                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                          2,882                     145
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,830,856              $1,465,444
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,871,552               1,320,456
 Minimum unit fair value #*             $1.437219               $1.024177
 Maximum unit fair value #*             $1.597306               $1.138271
 Contract liability                    $2,830,856              $1,465,444
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        33,734                 290,591                  18,346
                                    ============            ============            ============
  Cost                                  $176,692              $2,636,406                $322,136
                                    ============            ============            ============
  Market value                          $161,247              $2,231,737                $392,067
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        18                   1,086                   1,138
 Other assets                                 --                       1                      --
                                    ------------            ------------            ------------
 Total assets                            161,265               2,232,824                 393,205
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       18                   1,086                   1,138
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            18                   1,086                   1,138
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $161,247              $2,231,738                $392,067
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       15,548               1,389,107                  25,605
 Minimum unit fair value #*           $10.318134               $1.485504              $14.723461
 Maximum unit fair value #*           $10.508483              $18.550844              $15.673820
 Contract liability                     $161,247              $2,231,738                $392,067
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,476                  35,638
                                    ============            ============
  Cost                                  $131,132                $743,329
                                    ============            ============
  Market value                           $87,164                $619,394
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                         8                     572
 Other assets                                 --                      --
                                    ------------            ------------
 Total assets                             87,172                 619,966
                                    ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        8                     572
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total liabilities                             8                     572
                                    ------------            ------------
NET ASSETS:
 For contract liabilities                $87,164                $619,394
                                    ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        7,173                  50,600
 Minimum unit fair value #*           $11.788796              $11.796167
 Maximum unit fair value #*           $12.549726              $12.557748
 Contract liability                      $87,164                $619,394
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,837,142                 $7,580,977
                                      -------------             --------------
EXPENSES:
 Administrative charges                    (161,140)                  (387,293)
 Mortality and expense risk
  charges                                (1,087,465)                (2,646,487)
                                      -------------             --------------
  Total expenses                         (1,248,605)                (3,033,780)
                                      -------------             --------------
  Net investment income (loss)              588,537                  4,547,197
                                      -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,311,074)                (9,914,835)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,712,598)               (35,890,986)
                                      -------------             --------------
  Net gain (loss) on
   investments                           (4,023,672)               (45,805,821)
                                      -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,435,135)              $(41,258,624)
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $96,477                 $1,190,838                   $430,036
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                    (70,676)                  (199,422)                        --
 Mortality and expense risk
  charges                                 (490,183)                (1,370,949)                  (235,721)
                                     -------------              -------------              -------------
  Total expenses                          (560,859)                (1,570,371)                  (235,721)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                 (464,382)                  (379,533)                   194,315
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (269,350)                (5,489,209)                   264,190
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,988,430)                 1,090,298                 (3,110,944)
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                          (3,257,780)                (4,398,911)                (2,846,754)
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(3,722,162)               $(4,778,444)               $(2,652,439)
                                     =============              =============              =============

                                    INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                     GOVERNMENT                 HIGH               INTERNATIONAL
                                  SECURITIES FUND            YIELD FUND             GROWTH FUND
                                 SUB-ACCOUNT (A)(B)      SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,027,382               $2,127,045              $11,576
                                    ------------            -------------            ---------
EXPENSES:
 Administrative charges                       --                   (8,238)                  --
 Mortality and expense risk
  charges                               (498,937)                (325,803)             (10,293)
                                    ------------            -------------            ---------
  Total expenses                        (498,937)                (334,041)             (10,293)
                                    ------------            -------------            ---------
  Net investment income
   (loss)                                528,445                1,793,004                1,283
                                    ------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (951,232)              (6,786,226)              10,001
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,696,651                4,922,686              (85,694)
                                    ------------            -------------            ---------
  Net gain (loss) on
   investments                           745,419               (1,863,540)             (75,693)
                                    ------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,273,864                 $(70,536)            $(74,410)
                                    ============            =============            =========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.            AMERICAN FUNDS
                                        DIVIDEND                  GLOBAL
                                      GROWTH FUND               GROWTH FUND
                                   SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,638,358                 $563,197
                                     --------------            -------------
EXPENSES:
 Administrative charges                     (38,603)                 (60,508)
 Mortality and expense risk
  charges                                (1,049,849)                (832,431)
                                     --------------            -------------
  Total expenses                         (1,088,452)                (892,939)
                                     --------------            -------------
  Net investment income (loss)              549,906                 (329,742)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  16,902,342                2,503,642
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,265,536)              (6,926,748)
                                     --------------            -------------
  Net gain (loss) on
   investments                           (1,363,194)              (4,423,106)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(813,288)             $(4,752,848)
                                     ==============            =============

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,385,437                $2,957,133                 $1,458,461
                                    --------------             -------------             --------------
EXPENSES:
 Administrative charges                   (300,082)                 (265,919)                  (108,557)
 Mortality and expense risk
  charges                               (4,364,596)               (3,719,617)                (1,659,932)
                                    --------------             -------------             --------------
  Total expenses                        (4,664,678)               (3,985,536)                (1,768,489)
                                    --------------             -------------             --------------
  Net investment income
   (loss)                               (3,279,241)               (1,028,403)                  (310,028)
                                    --------------             -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 11,289,888                 2,685,359                  3,837,903
 Net realized gain on
  distributions                                 --                        --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,699,876)               (8,712,412)               (17,285,032)
                                    --------------             -------------             --------------
  Net gain (loss) on
   investments                          (9,409,988)               (6,027,053)               (13,447,129)
                                    --------------             -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(12,689,229)              $(7,055,456)              $(13,757,157)
                                    ==============             =============             ==============

                                                             WELLS FARGO
                                   AMERICAN FUNDS           ADVANTAGE VT            FIDELITY VIP
                                    GLOBAL SMALL                OMEGA               EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND              PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $371,492                    $48               $2,296,871
                                    -------------            -----------            -------------
EXPENSES:
 Administrative charges                   (34,842)                    --                 (205,363)
 Mortality and expense risk
  charges                                (515,139)               (44,378)              (1,406,468)
                                    -------------            -----------            -------------
  Total expenses                         (549,981)               (44,378)              (1,611,831)
                                    -------------            -----------            -------------
  Net investment income
   (loss)                                (178,489)               (44,330)                 685,040
                                    -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,832,072                190,534               (4,542,239)
 Net realized gain on
  distributions                                --                 23,477                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,582,297)              (325,873)               3,194,706
                                    -------------            -----------            -------------
  Net gain (loss) on
   investments                         (5,750,225)              (111,862)              (1,347,533)
                                    -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,928,714)             $(156,192)               $(662,493)
                                    =============            ===========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FIDELITY VIP        FIDELITY VIP
                                       GROWTH            CONTRAFUND
                                      PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $47,747           $3,478,361
                                     -----------       --------------
EXPENSES:
 Administrative charges                  (76,870)            (938,617)
 Mortality and expense risk
  charges                               (532,523)          (6,083,599)
                                     -----------       --------------
  Total expenses                        (609,393)          (7,022,216)
                                     -----------       --------------
  Net investment income (loss)          (561,646)          (3,543,855)
                                     -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  264,193          (23,212,235)
 Net realized gain on
  distributions                          133,981                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (399,791)           8,809,098
                                     -----------       --------------
  Net gain (loss) on
   investments                            (1,617)         (14,403,137)
                                     -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(563,263)        $(17,946,992)
                                     ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FIDELITY VIP
                                FIDELITY VIP             FIDELITY VIP          DYNAMIC CAPITAL
                                  MID CAP              VALUE STRATEGIES         APPRECIATION
                                 PORTFOLIO                 PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $27,776                  $88,136                 $ --
                               --------------            -------------            ---------
EXPENSES:
 Administrative charges              (271,650)                 (28,326)                  --
 Mortality and expense risk
  charges                          (1,879,564)                (204,493)             (36,212)
                               --------------            -------------            ---------
  Total expenses                   (2,151,214)                (232,819)             (36,212)
                               --------------            -------------            ---------
  Net investment income
   (loss)                          (2,123,438)                (144,683)             (36,212)
                               --------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (89,198)                 (93,225)              34,107
 Net realized gain on
  distributions                       218,238                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (14,783,711)              (1,231,470)             (94,448)
                               --------------            -------------            ---------
  Net gain (loss) on
   investments                    (14,654,671)              (1,324,695)             (60,341)
                               --------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(16,778,109)             $(1,469,378)            $(96,553)
                               ==============            =============            =========

                                                             FRANKLIN               FRANKLIN
                                     FRANKLIN              SMALL-MID CAP            SMALL CAP
                                      INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $215,009                     $ --               $3,691
                                    -----------            -------------            ---------
EXPENSES:
 Administrative charges                      --                  (37,649)                  --
 Mortality and expense risk
  charges                               (41,023)                (539,784)              (6,588)
                                    -----------            -------------            ---------
  Total expenses                        (41,023)                (577,433)              (6,588)
                                    -----------            -------------            ---------
  Net investment income
   (loss)                               173,986                 (577,433)              (2,897)
                                    -----------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  24,582                1,562,843               16,383
 Net realized gain on
  distributions                              --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (148,758)              (2,722,887)             (42,717)
                                    -----------            -------------            ---------
  Net gain (loss) on
   investments                         (124,176)              (1,160,044)             (26,334)
                                    -----------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $49,810              $(1,737,477)            $(29,231)
                                    ===========            =============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                      STRATEGIC
                                       INCOME              MUTUAL SHARES
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,043,644             $1,732,194
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (118,729)               (95,448)
 Mortality and expense risk
  charges                             (1,826,875)            (1,379,775)
                                     -----------            -----------
  Total expenses                      (1,945,604)            (1,475,223)
                                     -----------            -----------
  Net investment income (loss)         4,098,040                256,971
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,364,617              1,854,622
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (4,343,305)            (4,049,073)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (2,978,688)            (2,194,451)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,119,352            $(1,937,480)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON
                                    DEVELOPING              TEMPLETON              MUTUAL
                                      MARKETS                GROWTH           GLOBAL DISCOVERY
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $260,131               $340,774              $9,043
                                    -----------            -----------            --------
EXPENSES:
 Administrative charges                 (26,026)               (31,244)                 --
 Mortality and expense risk
  charges                              (395,139)              (459,024)             (4,158)
                                    -----------            -----------            --------
  Total expenses                       (421,165)              (490,268)             (4,158)
                                    -----------            -----------            --------
  Net investment income
   (loss)                              (161,034)              (149,494)              4,885
                                    -----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,538,607               (160,704)              4,675
 Net realized gain on
  distributions                              --                     --               8,304
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (5,262,527)            (1,688,443)            (40,160)
                                    -----------            -----------            --------
  Net gain (loss) on
   investments                       (3,723,920)            (1,849,147)            (27,181)
                                    -----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,884,954)           $(1,998,641)           $(22,296)
                                    ===========            ===========            ========

                                                                           HARTFORD
                                    TEMPLETON            HARTFORD           TOTAL
                                   GLOBAL BOND           ADVISERS        RETURN BOND
                                 SECURITIES FUND         HLS FUND          HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $88,686             $800,085         $1,417,691
                                    ---------            ---------       ------------
EXPENSES:
 Administrative charges                    --              (98,529)        (1,291,215)
 Mortality and expense risk
  charges                             (17,448)            (684,239)        (8,775,368)
                                    ---------            ---------       ------------
  Total expenses                      (17,448)            (782,768)       (10,066,583)
                                    ---------            ---------       ------------
  Net investment income
   (loss)                              71,238               17,317         (8,648,892)
                                    ---------            ---------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,451              131,817          2,104,123
 Net realized gain on
  distributions                        10,502                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (112,466)              (2,414)        41,121,714
                                    ---------            ---------       ------------
  Net gain (loss) on
   investments                        (98,513)             129,403         43,225,837
                                    ---------            ---------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,275)            $146,720        $34,576,945
                                    =========            =========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                   CAPITAL             DIVIDEND
                                 APPRECIATION         AND GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $763,582          $8,973,412
                                --------------       -------------
EXPENSES:
 Administrative charges                     --            (884,507)
 Mortality and expense risk
  charges                           (1,562,243)         (5,791,216)
                                --------------       -------------
  Total expenses                    (1,562,243)         (6,675,723)
                                --------------       -------------
  Net investment income (loss)        (798,661)          2,297,689
                                --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,977,478          (8,351,894)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (14,465,425)          5,563,263
                                --------------       -------------
  Net gain (loss) on
   investments                     (12,487,947)         (2,788,631)
                                --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(13,286,608)          $(490,942)
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                     HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL GROWTH          EQUITY
                                     HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $225                   $4,239          $3,248,637
                                    -----------            -------------       -------------
EXPENSES:
 Administrative charges                      --                  (24,067)           (588,582)
 Mortality and expense risk
  charges                               (25,974)                (163,086)         (4,138,502)
                                    -----------            -------------       -------------
  Total expenses                        (25,974)                (187,153)         (4,727,084)
                                    -----------            -------------       -------------
  Net investment income
   (loss)                               (25,749)                (182,914)         (1,478,447)
                                    -----------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  31,491                 (666,308)         (6,858,926)
 Net realized gain on
  distributions                              --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (185,068)              (1,009,053)          9,018,156
                                    -----------            -------------       -------------
  Net gain (loss) on
   investments                         (153,577)              (1,675,361)          2,159,230
                                    -----------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(179,326)             $(1,858,275)           $680,783
                                    ===========            =============       =============

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $56,633                 $ --          $7,424,037
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges              (71,971)            (207,277)           (171,927)
 Mortality and expense risk
  charges                           (494,465)          (1,462,248)         (1,188,156)
                               -------------       --------------       -------------
  Total expenses                    (566,436)          (1,669,525)         (1,360,083)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (509,803)          (1,669,525)          6,063,954
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              624,258           (4,804,076)          1,798,176
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,603,075)          (3,838,984)         (5,227,319)
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                    (2,978,817)          (8,643,060)         (3,429,143)
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(3,488,620)        $(10,312,585)         $2,634,811
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD         INTERNATIONAL
                                        INDEX          OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $294,818              $82,866
                                     -----------       --------------
EXPENSES:
 Administrative charges                  (37,814)            (372,491)
 Mortality and expense risk
  charges                               (274,772)          (2,568,746)
                                     -----------       --------------
  Total expenses                        (312,586)          (2,941,237)
                                     -----------       --------------
  Net investment income (loss)           (17,768)          (2,858,371)
                                     -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   43,255            1,190,780
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            118,585          (27,646,998)
                                     -----------       --------------
  Net gain (loss) on
   investments                           161,840          (26,456,218)
                                     -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $144,072         $(29,314,589)
                                     ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP             HARTFORD                HARTFORD
                                       EQUITY               MIDCAP VALUE            MONEY MARKET
                                      HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $629                     $ --
                                    -------------            -----------            -------------
EXPENSES:
 Administrative charges                        --                     --                 (346,064)
 Mortality and expense risk
  charges                                (212,712)              (105,499)              (2,464,807)
                                    -------------            -----------            -------------
  Total expenses                         (212,712)              (105,499)              (2,810,871)
                                    -------------            -----------            -------------
  Net investment income
   (loss)                                (212,712)              (104,870)              (2,810,871)
                                    -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   383,338                  4,534                       --
 Net realized gain on
  distributions                           927,301                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,628,881)              (713,647)                      --
                                    -------------            -----------            -------------
  Net gain (loss) on
   investments                           (318,242)              (709,113)                      --
                                    -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(530,954)             $(813,983)             $(2,810,871)
                                    =============            ===========            =============


                                      HARTFORD                HARTFORD           HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH         STOCK
                                      HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $ --            $434,069
                                    -------------            -----------       -------------
EXPENSES:
 Administrative charges                        --                (83,786)            (67,426)
 Mortality and expense risk
  charges                                (915,515)              (604,263)           (464,051)
                                    -------------            -----------       -------------
  Total expenses                         (915,515)              (688,049)           (531,477)
                                    -------------            -----------       -------------
  Net investment income
   (loss)                                (915,515)              (688,049)            (97,408)
                                    -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,218,384                570,592          (1,771,788)
 Net realized gain on
  distributions                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,624,124)               181,552             976,661
                                    -------------            -----------       -------------
  Net gain (loss) on
   investments                         (1,405,740)               752,144            (795,127)
                                    -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,321,255)               $64,095           $(892,535)
                                    =============            ===========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      HARTFORD
                                   U.S. GOVERNMENT      HARTFORD
                                     SECURITIES           VALUE
                                      HLS FUND          HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,070,400        $2,206,855
                                     -----------       -----------
EXPENSES:
 Administrative charges                 (521,156)         (266,615)
 Mortality and expense risk
  charges                             (3,567,873)       (1,737,569)
                                     -----------       -----------
  Total expenses                      (4,089,029)       (2,004,184)
                                     -----------       -----------
  Net investment income (loss)         2,981,371           202,671
                                     -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,740,479)        2,002,537
 Net realized gain on
  distributions                               --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,032,733        (6,389,423)
                                     -----------       -----------
  Net gain (loss) on
   investments                         5,292,254        (4,386,886)
                                     -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,273,625       $(4,184,215)
                                     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                 AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                      BOND           GLOBAL GROWTH       CAPITALIZATION
                                    HLS FUND            HLS FUND            HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $150,506              $3,847              $14,278
                                    --------            --------            ---------
EXPENSES:
 Administrative charges                   --                  --                   --
 Mortality and expense risk
  charges                            (61,599)             (3,634)             (11,472)
                                    --------            --------            ---------
  Total expenses                     (61,599)             (3,634)             (11,472)
                                    --------            --------            ---------
  Net investment income
   (loss)                             88,907                 213                2,806
                                    --------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                5,316               1,989                4,551
 Net realized gain on
  distributions                        1,675                  --                5,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year        167,469             (36,882)            (240,713)
                                    --------            --------            ---------
  Net gain (loss) on
   investments                       174,460             (34,893)            (230,225)
                                    --------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $263,367            $(34,680)           $(227,419)
                                    ========            ========            =========


                                 AMERICAN FUNDS       AMERICAN FUNDS      AMERICAN FUNDS
                                     GROWTH           GROWTH-INCOME        INTERNATIONAL
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $127                 $28              $56,959
                                    ---------            --------            ---------
EXPENSES:
 Administrative charges                    --                  --                   --
 Mortality and expense risk
  charges                             (46,498)            (26,969)             (36,544)
                                    ---------            --------            ---------
  Total expenses                      (46,498)            (26,969)             (36,544)
                                    ---------            --------            ---------
  Net investment income
   (loss)                             (46,371)            (26,941)              20,415
                                    ---------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                79,683              10,317               10,275
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (257,708)            (68,048)            (554,756)
                                    ---------            --------            ---------
  Net gain (loss) on
   investments                       (178,025)            (57,731)            (544,481)
                                    ---------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(224,396)           $(84,672)           $(524,066)
                                    =========            ========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT             LORD ABBETT
                                 FUNDAMENTAL               CAPITAL
                                 EQUITY FUND           STRUCTURE FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $67,215               $692,738
                                -------------            -----------
EXPENSES:
 Administrative charges               (70,349)               (51,936)
 Mortality and expense risk
  charges                            (408,660)              (261,815)
                                -------------            -----------
  Total expenses                     (479,009)              (313,751)
                                -------------            -----------
  Net investment income (loss)       (411,794)               378,987
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               153,020               (184,472)
 Net realized gain on
  distributions                     1,092,191                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,932,946)              (473,483)
                                -------------            -----------
  Net gain (loss) on
   investments                     (1,687,735)              (657,955)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(2,099,529)             $(278,968)
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT         LORD ABBETT          LORD ABBETT
                                        BOND              GROWTH AND            CLASSIC
                                   DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,287,529           $1,395,425            $120,952
                                    -------------       --------------       -------------
EXPENSES:
 Administrative charges                  (217,144)            (406,106)            (34,629)
 Mortality and expense risk
  charges                              (1,385,158)          (2,444,159)           (218,092)
                                    -------------       --------------       -------------
  Total expenses                       (1,602,302)          (2,850,265)           (252,721)
                                    -------------       --------------       -------------
  Net investment income
   (loss)                               4,685,227           (1,454,840)           (131,769)
                                    -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   752,998           (8,814,054)            247,767
 Net realized gain on
  distributions                           784,891                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,224,355)          (4,461,244)         (1,828,840)
                                    -------------       --------------       -------------
  Net gain (loss) on
   investments                         (1,686,466)         (13,275,298)         (1,581,073)
                                    -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,998,761         $(14,730,138)        $(1,712,842)
                                    =============       ==============       =============

                                                                                 MFS INVESTORS
                                     MFS CORE              MFS GROWTH               GROWTH
                                   EQUITY SERIES             SERIES              STOCK SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43,891                $10,464                $21,438
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                  (6,372)                (7,589)                (5,206)
 Mortality and expense risk
  charges                               (82,435)              (103,654)               (71,773)
                                    -----------            -----------            -----------
  Total expenses                        (88,807)              (111,243)               (76,979)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                               (44,916)              (100,779)               (55,541)
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 153,590                329,960                183,166
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (223,629)              (317,841)              (163,408)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                          (70,039)                12,119                 19,758
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(114,955)              $(88,660)              $(35,783)
                                    ===========            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                      MFS INVESTORS             MFS TOTAL
                                      TRUST SERIES            RETURN SERIES
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $102,227               $2,852,908
                                       -----------            -------------
EXPENSES:
 Administrative charges                    (14,639)                (147,913)
 Mortality and expense risk
  charges                                 (210,841)              (2,050,552)
                                       -----------            -------------
  Total expenses                          (225,480)              (2,198,465)
                                       -----------            -------------
  Net investment income (loss)            (123,253)                 654,443
                                       -----------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    531,216                 (412,109)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (794,684)                (170,479)
                                       -----------            -------------
  Net gain (loss) on investments          (263,468)                (582,588)
                                       -----------            -------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $(386,721)                 $71,855
                                       ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO
                                                        VAN KAMPEN V.I.           UIF CORE PLUS
                                    MFS VALUE             EQUITY AND              FIXED INCOME
                                     SERIES               INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT (E)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $22,924               $1,022,443               $2,944,988
                                    ---------            -------------            -------------
EXPENSES:
 Administrative charges                    --                  (42,068)                (105,487)
 Mortality and expense risk
  charges                             (18,795)                (684,510)              (1,433,992)
                                    ---------            -------------            -------------
  Total expenses                      (18,795)                (726,578)              (1,539,479)
                                    ---------            -------------            -------------
  Net investment income
   (loss)                               4,129                  295,865                1,405,509
                                    ---------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                28,610                3,704,141               (1,693,934)
 Net realized gain on
  distributions                         7,284                   22,507                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (60,320)              (5,353,389)               3,295,633
                                    ---------            -------------            -------------
  Net gain (loss) on
   investments                        (24,426)              (1,626,741)               1,601,699
                                    ---------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(20,297)             $(1,330,876)              $3,007,208
                                    =========            =============            =============


                                   UIF EMERGING             UIF EMERGING         UIF MID CAP
                                   MARKETS DEBT            MARKETS EQUITY          GROWTH
                                     PORTFOLIO               PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $367,962                  $319,129            $115,647
                                    -----------            --------------       -------------
EXPENSES:
 Administrative charges                 (12,456)                 (159,027)            (92,572)
 Mortality and expense risk
  charges                              (181,170)               (1,249,938)           (629,916)
                                    -----------            --------------       -------------
  Total expenses                       (193,626)               (1,408,965)           (722,488)
                                    -----------            --------------       -------------
  Net investment income
   (loss)                               174,336                (1,089,836)           (606,841)
                                    -----------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  42,347                 1,135,996           1,249,417
 Net realized gain on
  distributions                         114,620                        --              19,485
 Net unrealized appreciation
  (depreciation) of
  investments during the year           155,476               (17,659,144)         (4,632,568)
                                    -----------            --------------       -------------
  Net gain (loss) on
   investments                          312,443               (16,523,148)         (3,363,666)
                                    -----------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $486,779              $(17,612,984)        $(3,970,507)
                                    ===========            ==============       =============

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  INVESCO
                                              VAN KAMPEN V.I.         MORGAN STANLEY --
                                                  MID CAP               FOCUS GROWTH
                                                VALUE FUND                PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $343,131                     $ --
                                               -------------            -------------
EXPENSES:
 Administrative charges                              (83,688)                (112,472)
 Mortality and expense risk charges                 (838,626)              (1,036,963)
                                               -------------            -------------
  Total expenses                                    (922,314)              (1,149,435)
                                               -------------            -------------
  Net investment income (loss)                      (579,183)              (1,149,435)
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,147,191)               6,060,067
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,411,780               (9,404,633)
                                               -------------            -------------
  Net gain (loss) on investments                     264,589               (3,344,566)
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                       $(314,594)             $(4,494,001)
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          MORGAN STANLEY --      MORGAN STANLEY --
                                              MULTI CAP               MID CAP          MORGAN STANLEY --
                                               GROWTH                 GROWTH            FLEXIBLE INCOME
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (F)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $86,556            $1,411,214
                                            -------------          -------------          ------------
EXPENSES:
 Administrative charges                           (22,161)               (42,277)              (31,692)
 Mortality and expense risk charges              (228,364)              (420,289)             (344,837)
                                            -------------          -------------          ------------
  Total expenses                                 (250,525)              (462,566)             (376,529)
                                            -------------          -------------          ------------
  Net investment income (loss)                   (250,525)              (376,010)            1,034,685
                                            -------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,259,524              2,893,450              (978,769)
 Net realized gain on distributions                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,258,765)            (4,573,523)              530,232
                                            -------------          -------------          ------------
  Net gain (loss) on investments                 (999,241)            (1,680,073)             (448,537)
                                            -------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(1,249,766)           $(2,056,083)             $586,148
                                            =============          =============          ============

                                                                                       MORGAN STANLEY --
                                          MORGAN STANLEY --      MORGAN STANLEY --           GLOBAL
                                               GROWTH              MONEY MARKET          INFRASTRUCTURE
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (G)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                 $8,546              $717,187
                                            -------------          -------------          ------------
EXPENSES:
 Administrative charges                           (31,628)              (114,904)              (38,776)
 Mortality and expense risk charges              (406,382)            (1,448,817)             (358,773)
                                            -------------          -------------          ------------
  Total expenses                                 (438,010)            (1,563,721)             (397,549)
                                            -------------          -------------          ------------
  Net investment income (loss)                   (438,010)            (1,555,175)              319,638
                                            -------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,687,086                     --             1,685,574
 Net realized gain on distributions                    --                     --             1,614,703
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (3,168,942)                    --              (160,911)
                                            -------------          -------------          ------------
  Net gain (loss) on investments                 (481,856)                    --             3,139,366
                                            -------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations             $(919,866)           $(1,555,175)           $3,459,004
                                            =============          =============          ============

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                      DIMENSIONS                UIF SMALL
                                   EQUALLY WEIGHTED          COMPANY GROWTH
                                     S&P 500 FUND               PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,224,634                 $418,601
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (108,169)                      --
 Mortality and expense risk
  charges                               (1,268,968)                (210,707)
                                     -------------            -------------
  Total expenses                        (1,377,137)                (210,707)
                                     -------------            -------------
  Net investment income (loss)            (152,503)                 207,894
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    683,852                  (32,900)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,862,267)              (1,218,027)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (1,178,415)              (1,250,927)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,330,918)             $(1,043,033)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                     UIF GLOBAL             OPPENHEIMER               CAPITAL
                                     FRANCHISE           SMALL- & MID-CAP          APPRECIATION
                                     PORTFOLIO            GROWTH FUND/VA              FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $660,489                   $ --                 $101,820
                                    ------------            -----------            -------------
EXPENSES:
 Administrative charges                  (23,610)               (18,698)                (178,386)
 Mortality and expense risk
  charges                               (392,877)              (132,762)              (1,212,815)
                                    ------------            -----------            -------------
  Total expenses                        (416,487)              (151,460)              (1,391,201)
                                    ------------            -----------            -------------
  Net investment income
   (loss)                                244,002               (151,460)              (1,289,381)
                                    ------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  795,481               (136,494)                (687,261)
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            424,995               (159,014)                (259,712)
                                    ------------            -----------            -------------
  Net gain (loss) on
   investments                         1,220,476               (295,508)                (946,973)
                                    ------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,464,478              $(446,968)             $(2,236,354)
                                    ============            ===========            =============

                                                                                      OPPENHEIMER
                                     OPPENHEIMER              OPPENHEIMER             MAIN STREET
                                  GLOBAL SECURITIES           MAIN STREET          SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA                 FUND/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (H)
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,002,333                $80,674                 $523,917
                                    --------------            -----------            -------------
EXPENSES:
 Administrative charges                   (543,061)               (22,314)                (256,539)
 Mortality and expense risk
  charges                               (3,467,522)              (170,632)              (1,790,865)
                                    --------------            -----------            -------------
  Total expenses                        (4,010,583)              (192,946)              (2,047,404)
                                    --------------            -----------            -------------
  Net investment income
   (loss)                               (1,008,250)              (112,272)              (1,523,487)
                                    --------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (9,167,816)              (350,766)              (1,161,736)
 Net realized gain on
  distributions                                 --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,094,802)               197,675               (1,260,820)
                                    --------------            -----------            -------------
  Net gain (loss) on
   investments                         (24,262,618)              (153,091)              (2,422,556)
                                    --------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(25,270,868)             $(265,363)             $(3,946,043)
                                    ==============            ===========            =============

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT                PUTNAM VT
                                           DIVERSIFIED             GLOBAL ASSET
                                           INCOME FUND            ALLOCATION FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $9,160,994               $804,458
                                          --------------            -----------
EXPENSES:
 Administrative charges                         (178,446)               (37,162)
 Mortality and expense risk charges           (1,214,023)              (249,250)
                                          --------------            -----------
  Total expenses                              (1,392,469)              (286,412)
                                          --------------            -----------
  Net investment income (loss)                 7,768,525                518,046
                                          --------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (237,849)               (72,589)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (11,717,944)              (813,232)
                                          --------------            -----------
  Net gain (loss) on investments             (11,955,793)              (885,821)
                                          --------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                 $(4,187,268)             $(367,775)
                                          ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT          PUTNAM VT
                                             GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                             INCOME FUND            VALUE FUND         EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $87,082                $32,658           $3,356,203
                                             -----------            -----------       --------------
EXPENSES:
 Administrative charges                          (13,648)                    --             (202,037)
 Mortality and expense risk charges              (90,102)               (18,740)          (1,395,953)
                                             -----------            -----------       --------------
  Total expenses                                (103,750)               (18,740)          (1,597,990)
                                             -----------            -----------       --------------
  Net investment income (loss)                   (16,668)                13,918            1,758,213
                                             -----------            -----------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (270,634)               (17,656)          (5,251,518)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (108,330)              (191,394)         (14,640,817)
                                             -----------            -----------       --------------
  Net gain (loss) on investments                (378,964)              (209,050)         (19,892,335)
                                             -----------            -----------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $(395,632)             $(195,132)        $(18,134,122)
                                             ===========            ===========       ==============

                                                                     PUTNAM VT          PUTNAM VT
                                              PUTNAM VT              MULTI-CAP          SMALL CAP
                                           INVESTORS FUND           GROWTH FUND        VALUE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $728,767                 $7,812            $358,962
                                             -----------            -----------       -------------
EXPENSES:
 Administrative charges                         (128,458)                    --            (140,931)
 Mortality and expense risk charges             (848,936)               (48,010)           (976,835)
                                             -----------            -----------       -------------
  Total expenses                                (977,394)               (48,010)         (1,117,766)
                                             -----------            -----------       -------------
  Net investment income (loss)                  (248,627)               (40,198)           (758,804)
                                             -----------            -----------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   266,751                   (878)         (9,106,547)
 Net realized gain on distributions                   --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (661,759)              (218,739)          5,888,802
                                             -----------            -----------       -------------
  Net gain (loss) on investments                (395,008)              (219,617)         (3,217,745)
                                             -----------            -----------       -------------
  Net increase (decrease) in net
   assets resulting from operations            $(643,635)             $(259,815)        $(3,976,549)
                                             ===========            ===========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND           VOYAGER FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $262,843                     $ --
                                     -----------            -------------
EXPENSES:
 Administrative charges                  (25,154)                 (33,642)
 Mortality and expense risk
  charges                               (158,042)                (247,219)
                                     -----------            -------------
  Total expenses                        (183,196)                (280,861)
                                     -----------            -------------
  Net investment income (loss)            79,647                 (280,861)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (739,868)                (645,753)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            855,908               (3,298,196)
                                     -----------            -------------
  Net gain (loss) on
   investments                           116,040               (3,943,949)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $195,687              $(4,224,810)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              INVESCO
                                     PUTNAM VT            VAN KAMPEN V.I.              INVESCO
                                      EQUITY                GROWTH AND             VAN KAMPEN V.I.
                                    INCOME FUND             INCOME FUND             COMSTOCK FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $348,102               $1,387,769               $1,994,882
                                    -----------            -------------            -------------
EXPENSES:
 Administrative charges                      --                 (231,527)                (246,342)
 Mortality and expense risk
  charges                              (250,308)              (1,909,403)              (2,147,729)
                                    -----------            -------------            -------------
  Total expenses                       (250,308)              (2,140,930)              (2,394,071)
                                    -----------            -------------            -------------
  Net investment income
   (loss)                                97,794                 (753,161)                (399,189)
                                    -----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 652,921                   93,159               (4,207,095)
 Net realized gain on
  distributions                              --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (545,732)              (4,024,565)                (200,745)
                                    -----------            -------------            -------------
  Net gain (loss) on
   investments                          107,189               (3,931,406)              (4,407,840)
                                    -----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $204,983              $(4,684,567)             $(4,807,029)
                                    ===========            =============            =============

                                      INVESCO                INVESCO             WELLS FARGO
                                  VAN KAMPEN V.I.        VAN KAMPEN V.I.        ADVANTAGE VT
                                      CAPITAL                MID CAP             INDEX ASSET
                                    GROWTH FUND            GROWTH FUND         ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --              $11,165
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (3,879)                    --                 (796)
 Mortality and expense risk
  charges                               (56,812)               (29,849)              (6,769)
                                    -----------            -----------            ---------
  Total expenses                        (60,691)               (29,849)              (7,565)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               (60,691)               (29,849)               3,600
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 205,933                109,879               (8,501)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (389,248)              (216,180)              25,382
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (183,315)              (106,301)              16,881
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(244,006)             $(136,150)             $20,481
                                    ===========            ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT
                                    TOTAL RETURN           INTRINSIC
                                     BOND FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $54,738               $8,498
                                     ----------            ---------
EXPENSES:
 Administrative charges                  (4,127)              (3,265)
 Mortality and expense risk
  charges                               (31,123)             (20,022)
                                     ----------            ---------
  Total expenses                        (35,250)             (23,287)
                                     ----------            ---------
  Net investment income (loss)           19,488              (14,789)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   8,421               38,002
 Net realized gain on
  distributions                          75,069                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,691              (68,066)
                                     ----------            ---------
  Net gain (loss) on
   investments                          105,181              (30,064)
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $124,669             $(44,853)
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                  INTERNATIONAL           SMALL CAP           ADVANTAGE VT
                                   EQUITY FUND           GROWTH FUND         DISCOVERY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $525                   $ --                $ --
                                    ---------            -----------            --------
EXPENSES:
 Administrative charges                    --                 (4,878)                 --
 Mortality and expense risk
  charges                              (3,542)               (33,842)             (5,136)
                                    ---------            -----------            --------
  Total expenses                       (3,542)               (38,720)             (5,136)
                                    ---------            -----------            --------
  Net investment income
   (loss)                              (3,017)               (38,720)             (5,136)
                                    ---------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                17,126                (46,622)              8,184
 Net realized gain on
  distributions                         8,039                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (49,165)               (54,192)             (3,733)
                                    ---------            -----------            --------
  Net gain (loss) on
   investments                        (24,000)              (100,814)              4,451
                                    ---------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,017)             $(139,534)              $(685)
                                    =========            ===========            ========

                                  WELLS FARGO
                                  ADVANTAGE VT          WELLS FARGO
                                   SMALL CAP           ADVANTAGE VT
                                   VALUE FUND        OPPORTUNITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                              $650                $2,909
                                    --------             ---------
EXPENSES:
 Administrative charges                   --                    --
 Mortality and expense risk
  charges                             (1,588)              (11,856)
                                    --------             ---------
  Total expenses                      (1,588)              (11,856)
                                    --------             ---------
  Net investment income
   (loss)                               (938)               (8,947)
                                    --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (3,892)              (72,559)
 Net realized gain on
  distributions                           --                72,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (4,117)              (53,526)
                                    --------             ---------
  Net gain (loss) on
   investments                        (8,009)              (53,368)
                                    --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(8,947)             $(62,315)
                                    ========             =========

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $588,537                $4,547,197
 Net realized gain (loss) on
  security transactions                  (2,311,074)               (9,914,835)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,712,598)              (35,890,986)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,435,135)              (41,258,624)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  300,026                 1,073,481
 Net transfers                           (1,595,257)               12,139,376
 Surrenders for benefit
  payments and fees                     (12,593,296)              (20,617,026)
 Other transactions                            (146)                    1,355
 Death benefits                          (2,155,163)               (2,904,611)
 Net annuity transactions                        --                     1,254
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,043,836)              (10,306,171)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (19,478,971)              (51,564,795)
NET ASSETS:
 Beginning of year                       91,243,586               215,349,686
                                     --------------            --------------
 End of year                            $71,764,615              $163,784,891
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(464,382)                 $(379,533)                 $194,315
 Net realized gain (loss) on
  security transactions                   (269,350)                (5,489,209)                  264,190
 Net realized gain on
  distributions                                 --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,988,430)                 1,090,298                (3,110,944)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,722,162)                (4,778,444)               (2,652,439)
                                     -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 183,127                    515,749                   120,403
 Net transfers                          (1,204,755)                (2,935,909)               (1,068,826)
 Surrenders for benefit
  payments and fees                     (4,417,395)               (10,423,194)               (1,979,345)
 Other transactions                          1,074                        826                    (1,087)
 Death benefits                           (253,059)                (1,641,325)                 (205,139)
 Net annuity transactions                   (2,369)                     4,315                        --
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,693,377)               (14,479,538)               (3,133,994)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets                            (9,415,539)               (19,257,982)               (5,786,433)
NET ASSETS:
 Beginning of year                      39,082,647                111,430,522                17,730,069
                                     -------------             --------------             -------------
 End of year                           $29,667,108                $92,172,540               $11,943,636
                                     =============             ==============             =============

                                    INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                     GOVERNMENT                  HIGH                INTERNATIONAL
                                   SECURITIES FUND            YIELD FUND              GROWTH FUND
                                 SUB-ACCOUNT (A)(B)       SUB-ACCOUNT (A)(C)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $528,445               $1,793,004                  $1,283
 Net realized gain (loss) on
  security transactions                  (951,232)              (6,786,226)                 10,001
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,696,651                4,922,686                 (85,694)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,273,864                  (70,536)                (74,410)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 20,815                  178,292                   5,356
 Net transfers                            162,324                1,748,328                  36,883
 Surrenders for benefit
  payments and fees                    (5,101,386)              (3,510,478)                (50,855)
 Other transactions                            (8)                      81                      --
 Death benefits                          (583,809)                (668,316)                (12,171)
 Net annuity transactions                      --                   16,945                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,502,064)              (2,235,148)                (20,787)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (4,228,200)              (2,305,684)                (95,197)
NET ASSETS:
 Beginning of year                     25,751,490               19,054,668               1,043,769
                                    -------------            -------------            ------------
 End of year                          $21,523,290              $16,748,984                $948,572
                                    =============            =============            ============

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.             AMERICAN FUNDS
                                        DIVIDEND                   GLOBAL
                                      GROWTH FUND               GROWTH FUND
                                   SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $549,906                 $(329,742)
 Net realized gain (loss) on
  security transactions                  16,902,342                 2,503,642
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,265,536)               (6,926,748)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (813,288)               (4,752,848)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  511,434                   154,750
 Net transfers                           (2,598,969)               (1,288,119)
 Surrenders for benefit
  payments and fees                      (9,452,010)               (7,795,434)
 Other transactions                            (973)                      778
 Death benefits                          (3,370,222)               (1,188,378)
 Net annuity transactions                    64,318                   (24,134)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,846,422)              (10,140,537)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (15,659,710)              (14,893,385)
NET ASSETS:
 Beginning of year                       79,651,475                52,943,447
                                     --------------            --------------
 End of year                            $63,991,765               $38,050,062
                                     ==============            ==============

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,279,241)              $(1,028,403)                $(310,028)
 Net realized gain (loss) on
  security transactions                 11,289,888                 2,685,359                 3,837,903
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,699,876)               (8,712,412)              (17,285,032)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (12,689,229)               (7,055,456)              (13,757,157)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 814,783                   840,225                   293,121
 Net transfers                         (13,989,812)               (9,616,716)               (3,053,844)
 Surrenders for benefit
  payments and fees                    (42,510,675)              (34,540,889)              (16,564,873)
 Other transactions                         (3,565)                    1,400                    (6,972)
 Death benefits                         (3,816,549)               (4,048,781)               (1,718,387)
 Net annuity transactions                    3,942                    89,504                   (11,901)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (59,501,876)              (47,275,257)              (21,062,856)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (72,191,105)              (54,330,713)              (34,820,013)
NET ASSETS:
 Beginning of year                     271,805,110               233,613,057               106,346,684
                                    --------------            --------------            --------------
 End of year                          $199,614,005              $179,282,344               $71,526,671
                                    ==============            ==============            ==============

                                                              WELLS FARGO
                                    AMERICAN FUNDS            ADVANTAGE VT        FIDELITY VIP
                                     GLOBAL SMALL                OMEGA           EQUITY-INCOME
                                 CAPITALIZATION FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(178,489)               $(44,330)            $685,040
 Net realized gain (loss) on
  security transactions                  1,832,072                 190,534           (4,542,239)
 Net realized gain on
  distributions                                 --                  23,477                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,582,297)               (325,873)           3,194,706
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,928,714)               (156,192)            (662,493)
                                    --------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 102,769                   6,760              564,268
 Net transfers                          (1,838,814)               (193,941)          (2,133,541)
 Surrenders for benefit
  payments and fees                     (5,976,217)               (386,602)         (10,753,778)
 Other transactions                            280                    (179)               1,453
 Death benefits                           (986,165)                (66,828)          (1,446,538)
 Net annuity transactions                    3,800                      --                2,808
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,694,347)               (640,790)         (13,765,328)
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets                           (14,623,061)               (796,982)         (14,427,821)
NET ASSETS:
 Beginning of year                      35,102,714               3,332,714          110,848,898
                                    --------------            ------------       --------------
 End of year                           $20,479,653              $2,535,732          $96,421,077
                                    ==============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP         FIDELITY VIP
                                   GROWTH             CONTRAFUND
                                  PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(561,646)          $(3,543,855)
 Net realized gain (loss) on
  security transactions               264,193           (23,212,235)
 Net realized gain on
  distributions                       133,981                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (399,791)            8,809,098
                                -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (563,263)          (17,946,992)
                                -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            290,146             2,544,816
 Net transfers                      1,234,817           (29,097,444)
 Surrenders for benefit
  payments and fees                (4,994,423)          (51,894,352)
 Other transactions                      (341)                2,549
 Death benefits                      (614,297)           (5,275,042)
 Net annuity transactions              (4,980)               25,263
                                -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,089,078)          (83,694,210)
                                -------------       ---------------
 Net increase (decrease) in
  net assets                       (4,652,341)         (101,641,202)
NET ASSETS:
 Beginning of year                 40,241,265           517,456,721
                                -------------       ---------------
 End of year                      $35,588,924          $415,815,519
                                =============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  FIDELITY VIP
                                FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                  MID CAP              VALUE STRATEGIES           APPRECIATION
                                 PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,123,438)               $(144,683)               $(36,212)
 Net realized gain (loss) on
  security transactions               (89,198)                 (93,225)                 34,107
 Net realized gain on
  distributions                       218,238                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (14,783,711)              (1,231,470)                (94,448)
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (16,778,109)              (1,469,378)                (96,553)
                               --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            776,904                   62,515                  44,532
 Net transfers                     (8,955,651)              (2,015,630)                536,350
 Surrenders for benefit
  payments and fees               (15,617,469)              (2,747,250)               (379,152)
 Other transactions                      (599)                     (51)                     36
 Death benefits                    (1,067,128)                (248,161)                (77,076)
 Net annuity transactions              11,791                       --                      --
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (24,852,152)              (4,948,577)                124,690
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets                      (41,630,261)              (6,417,955)                 28,137
NET ASSETS:
 Beginning of year                154,545,822               16,860,050               2,302,500
                               --------------            -------------            ------------
 End of year                     $112,915,561              $10,442,095              $2,330,637
                               ==============            =============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $173,986                $(577,433)              $(2,897)
 Net realized gain (loss) on
  security transactions                   24,582                1,562,843                16,383
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (148,758)              (2,722,887)              (42,717)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              49,810               (1,737,477)              (29,231)
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 5,650                   53,101                13,128
 Net transfers                          (266,552)                (701,775)               15,324
 Surrenders for benefit
  payments and fees                     (138,143)              (5,567,856)              (20,581)
 Other transactions                           --                      773                     1
 Death benefits                          (23,561)                (373,186)               (5,226)
 Net annuity transactions                 (1,989)                   2,811                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (424,595)              (6,586,132)                2,646
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                            (374,785)              (8,323,609)              (26,585)
NET ASSETS:
 Beginning of year                     4,037,529               33,350,302               687,077
                                    ------------            -------------            ----------
 End of year                          $3,662,744              $25,026,693              $660,492
                                    ============            =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      STRATEGIC
                                        INCOME              MUTUAL SHARES
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,098,040                $256,971
 Net realized gain (loss) on
  security transactions                 1,364,617               1,854,622
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,343,305)             (4,049,073)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,119,352              (1,937,480)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                474,078                 182,602
 Net transfers                            203,133              (4,235,534)
 Surrenders for benefit
  payments and fees                   (21,109,230)            (12,994,269)
 Other transactions                         1,155                     232
 Death benefits                        (2,044,829)             (2,103,182)
 Net annuity transactions                   4,759                   7,358
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (22,470,934)            (19,142,793)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                          (21,351,582)            (21,080,273)
NET ASSETS:
 Beginning of year                    110,012,270              87,563,905
                                     ------------            ------------
 End of year                          $88,660,688             $66,483,632
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON
                                     DEVELOPING              TEMPLETON              MUTUAL
                                      MARKETS                 GROWTH           GLOBAL DISCOVERY
                                  SECURITIES FUND         SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(161,034)             $(149,494)             $4,885
 Net realized gain (loss) on
  security transactions                1,538,607               (160,704)              4,675
 Net realized gain on
  distributions                               --                     --               8,304
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,262,527)            (1,688,443)            (40,160)
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (3,884,954)            (1,998,641)            (22,296)
                                    ------------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                36,988                 46,145                 100
 Net transfers                        (1,249,456)            (1,323,474)             44,144
 Surrenders for benefit
  payments and fees                   (4,763,511)            (4,656,254)             (9,418)
 Other transactions                         (182)                  (588)                 (1)
 Death benefits                         (274,952)              (324,602)             (1,516)
 Net annuity transactions                 18,139                 31,323                  --
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (6,232,974)            (6,227,450)             33,309
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets                         (10,117,928)            (8,226,091)             11,013
NET ASSETS:
 Beginning of year                    26,923,425             28,895,773             368,200
                                    ------------            -----------            --------
 End of year                         $16,805,497            $20,669,682            $379,213
                                    ============            ===========            ========

                                                                         HARTFORD
                                    TEMPLETON         HARTFORD            TOTAL
                                   GLOBAL BOND        ADVISERS         RETURN BOND
                                 SECURITIES FUND      HLS FUND           HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $71,238           $17,317        $(8,648,892)
 Net realized gain (loss) on
  security transactions                  3,451           131,817          2,104,123
 Net realized gain on
  distributions                         10,502                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (112,466)           (2,414)        41,121,714
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,275)          146,720         34,576,945
                                    ----------       -----------       ------------
UNIT TRANSACTIONS:
 Purchases                               8,213           216,838          2,954,601
 Net transfers                         195,693        (1,406,747)        14,992,777
 Surrenders for benefit
  payments and fees                    (81,313)       (4,888,628)       (78,891,556)
 Other transactions                         --              (145)              (515)
 Death benefits                        (24,817)         (940,532)       (11,475,090)
 Net annuity transactions                   --            (2,986)          (106,864)
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,776        (7,022,200)       (72,526,647)
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets                            70,501        (6,875,480)       (37,949,702)
NET ASSETS:
 Beginning of year                   1,434,842        53,314,446        672,918,412
                                    ----------       -----------       ------------
 End of year                        $1,505,343       $46,438,966       $634,968,710
                                    ==========       ===========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(798,661)          $2,297,689
 Net realized gain (loss) on
  security transactions              1,977,478           (8,351,894)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (14,465,425)           5,563,263
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (13,286,608)            (490,942)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             610,783            2,368,547
 Net transfers                      (3,722,481)          (1,138,260)
 Surrenders for benefit
  payments and fees                (10,203,350)         (47,087,882)
 Other transactions                      2,217               (1,051)
 Death benefits                     (1,163,493)          (5,440,378)
 Net annuity transactions               (7,459)              12,735
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (14,483,783)         (51,286,289)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (27,770,391)         (51,777,231)
NET ASSETS:
 Beginning of year                 115,050,037          477,827,005
                                --------------       --------------
 End of year                       $87,279,646         $426,049,774
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,749)               $(182,914)         $(1,478,447)
 Net realized gain (loss) on
  security transactions                   31,491                 (666,308)          (6,858,926)
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (185,068)              (1,009,053)           9,018,156
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (179,326)              (1,858,275)             680,783
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 6,230                   96,035            1,349,674
 Net transfers                           (15,297)                (461,817)         (27,886,167)
 Surrenders for benefit
  payments and fees                     (150,530)              (1,046,095)         (32,798,436)
 Other transactions                          492                     (239)              (2,386)
 Death benefits                          (16,758)                 (99,841)          (5,312,792)
 Net annuity transactions                     --                    5,819              (50,891)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (175,863)              (1,506,138)         (64,700,998)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                            (355,189)              (3,364,413)         (64,020,215)
NET ASSETS:
 Beginning of year                     1,610,609               13,138,329          329,992,801
                                    ------------            -------------       --------------
 End of year                          $1,255,420               $9,773,916         $265,972,586
                                    ============            =============       ==============

                                                           HARTFORD
                                      HARTFORD              GROWTH              HARTFORD
                                       GROWTH           OPPORTUNITIES          HIGH YIELD
                                      HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(509,803)         $(1,669,525)          $6,063,954
 Net realized gain (loss) on
  security transactions                   624,258           (4,804,076)           1,798,176
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,603,075)          (3,838,984)          (5,227,319)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,488,620)         (10,312,585)           2,634,811
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                195,990              651,182              397,719
 Net transfers                         (1,721,456)          (6,576,736)           6,369,819
 Surrenders for benefit
  payments and fees                    (4,477,585)         (10,042,239)         (12,143,005)
 Other transactions                           188                1,270                  127
 Death benefits                          (293,583)            (766,640)          (1,061,906)
 Net annuity transactions                  26,368                6,185               12,519
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,270,078)         (16,726,978)          (6,424,727)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (9,758,698)         (27,039,563)          (3,789,916)
NET ASSETS:
 Beginning of year                     40,045,795          116,403,129           89,083,229
                                    -------------       --------------       --------------
 End of year                          $30,287,097          $89,363,566          $85,293,313
                                    =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD          INTERNATIONAL
                                    INDEX           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(17,768)         $(2,858,371)
 Net realized gain (loss) on
  security transactions                43,255            1,190,780
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         118,585          (27,646,998)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          144,072          (29,314,589)
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             90,885            1,280,097
 Net transfers                     (3,292,942)             295,857
 Surrenders for benefit
  payments and fees                (1,966,383)         (21,099,896)
 Other transactions                        11                  233
 Death benefits                      (344,905)          (2,249,952)
 Net annuity transactions              28,073              (16,700)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,485,261)         (21,790,361)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (5,341,189)         (51,104,950)
NET ASSETS:
 Beginning of year                 22,082,680          210,519,050
                                -------------       --------------
 End of year                      $16,741,491         $159,414,100
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD             HARTFORD
                                       EQUITY                MIDCAP VALUE         MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,712)               $(104,870)         $(2,810,871)
 Net realized gain (loss) on
  security transactions                   383,338                    4,534                   --
 Net realized gain on
  distributions                           927,301                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,628,881)                (713,647)                  --
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (530,954)                (813,983)          (2,810,871)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                120,749                   43,029            3,006,513
 Net transfers                         (1,288,228)                  39,280           85,041,699
 Surrenders for benefit
  payments and fees                    (1,434,021)                (698,015)         (83,110,902)
 Other transactions                         1,354                    1,378               (3,429)
 Death benefits                          (260,659)                 (98,822)          (4,992,493)
 Net annuity transactions                      --                       --               (4,219)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,860,805)                (713,150)             (62,831)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (3,391,759)              (1,527,133)          (2,873,702)
NET ASSETS:
 Beginning of year                     14,471,224                7,620,277          173,057,253
                                    -------------            -------------       --------------
 End of year                          $11,079,465               $6,093,144         $170,183,551
                                    =============            =============       ==============


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(915,515)               $(688,049)           $(97,408)
 Net realized gain (loss) on
  security transactions                 1,218,384                  570,592          (1,771,788)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,624,124)                 181,552             976,661
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,321,255)                  64,095            (892,535)
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                455,284                  192,827              88,550
 Net transfers                         (1,817,624)              (2,221,304)         (3,033,950)
 Surrenders for benefit
  payments and fees                    (5,819,961)              (4,448,966)         (2,909,932)
 Other transactions                         1,058                    1,210                (313)
 Death benefits                          (536,404)                (289,730)           (103,224)
 Net annuity transactions                  14,995                   (1,557)             17,120
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,702,652)              (6,767,520)         (5,941,749)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                          (10,023,907)              (6,703,425)         (6,834,284)
NET ASSETS:
 Beginning of year                     62,271,402               45,127,395          36,944,100
                                    -------------            -------------       -------------
 End of year                          $52,247,495              $38,423,970         $30,109,816
                                    =============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,981,371             $202,671
 Net realized gain (loss) on
  security transactions                  (1,740,479)           2,002,537
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,032,733           (6,389,423)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,273,625           (4,184,215)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                1,729,107              861,299
 Net transfers                           (6,691,087)          (9,152,717)
 Surrenders for benefit
  payments and fees                     (32,184,117)         (13,377,690)
 Other transactions                             523                  845
 Death benefits                          (5,280,434)          (1,535,582)
 Net annuity transactions                   (47,740)              20,610
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (42,473,748)         (23,183,235)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (34,200,123)         (27,367,450)
NET ASSETS:
 Beginning of year                      271,819,586          149,437,870
                                     --------------       --------------
 End of year                           $237,619,463         $122,070,420
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  AMERICAN FUNDS
                                   AMERICAN FUNDS          AMERICAN FUNDS          GLOBAL SMALL
                                        BOND               GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,907                  $213                  $2,806
 Net realized gain (loss) on
  security transactions                     5,316                 1,989                   4,551
 Net realized gain on
  distributions                             1,675                    --                   5,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year             167,469               (36,882)               (240,713)
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              263,367               (34,680)               (227,419)
                                    -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 36,550                24,342                  14,809
 Net transfers                           (272,093)               11,776                  79,380
 Surrenders for benefit
  payments and fees                      (917,339)              (19,606)                (32,350)
 Other transactions                            (6)                   --                      13
 Death benefits                           (30,405)              (21,768)                   (348)
 Net annuity transactions                      --                    --                      --
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,183,293)               (5,256)                 61,504
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (919,926)              (39,936)               (165,915)
NET ASSETS:
 Beginning of year                      6,177,240               353,287               1,123,409
                                    -------------            ----------            ------------
 End of year                           $5,257,314              $313,351                $957,494
                                    =============            ==========            ============


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(46,371)               $(26,941)                $20,415
 Net realized gain (loss) on
  security transactions                   79,683                  10,317                  10,275
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (257,708)                (68,048)               (554,756)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (224,396)                (84,672)               (524,066)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                19,593                   4,234                   7,397
 Net transfers                          (152,828)                (63,335)                370,187
 Surrenders for benefit
  payments and fees                     (147,935)                (77,257)               (104,532)
 Other transactions                           43                      42                      11
 Death benefits                          (41,858)                (22,492)                (12,894)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (322,985)               (158,808)                260,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (547,381)               (243,480)               (263,897)
NET ASSETS:
 Beginning of year                     4,675,047               2,582,331               3,456,428
                                    ------------            ------------            ------------
 End of year                          $4,127,666              $2,338,851              $3,192,531
                                    ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT              LORD ABBETT
                                 FUNDAMENTAL                CAPITAL
                                 EQUITY FUND            STRUCTURE FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(411,794)                $378,987
 Net realized gain (loss) on
  security transactions               153,020                 (184,472)
 Net realized gain on
  distributions                     1,092,191                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,932,946)                (473,483)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (2,099,529)                (278,968)
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            364,655                  128,229
 Net transfers                      2,365,106                  289,088
 Surrenders for benefit
  payments and fees                (3,716,203)              (2,978,039)
 Other transactions                       776                      122
 Death benefits                      (344,265)                (481,219)
 Net annuity transactions              21,144                   20,293
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,308,787)              (3,021,526)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (3,408,316)              (3,300,494)
NET ASSETS:
 Beginning of year                 35,756,253               27,481,149
                                -------------            -------------
 End of year                      $32,347,937              $24,180,655
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT          LORD ABBETT
                                         BOND              GROWTH AND            CLASSIC
                                    DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,685,227          $(1,454,840)          $(131,769)
 Net realized gain (loss) on
  security transactions                    752,998           (8,814,054)            247,767
 Net realized gain on
  distributions                            784,891                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,224,355)          (4,461,244)         (1,828,840)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,998,761          (14,730,138)         (1,712,842)
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 460,352              913,350             136,179
 Net transfers                          14,207,534           (8,106,115)           (206,081)
 Surrenders for benefit
  payments and fees                    (14,571,529)         (21,621,732)         (1,727,034)
 Other transactions                           (342)               3,382                 143
 Death benefits                         (1,526,278)          (2,754,161)           (362,640)
 Net annuity transactions                   12,535                8,020              19,607
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,417,728)         (31,557,256)         (2,139,826)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                             1,581,033          (46,287,394)         (3,852,668)
NET ASSETS:
 Beginning of year                     107,274,827          225,249,511          19,600,652
                                    --------------       --------------       -------------
 End of year                          $108,855,860         $178,962,117         $15,747,984
                                    ==============       ==============       =============

                                                                                MFS INVESTORS
                                      MFS CORE          MFS GROWTH                 GROWTH
                                   EQUITY SERIES          SERIES                STOCK SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(44,916)          $(100,779)                $(55,541)
 Net realized gain (loss) on
  security transactions                  153,590             329,960                  183,166
 Net realized gain on
  distributions                               --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (223,629)           (317,841)                (163,408)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,955)            (88,660)                 (35,783)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                32,950               7,883                   57,872
 Net transfers                            16,674             199,845                 (266,330)
 Surrenders for benefit
  payments and fees                     (778,759)         (1,698,754)                (804,341)
 Other transactions                         (326)                117                      238
 Death benefits                          (77,604)           (173,664)                 (85,754)
 Net annuity transactions                   (698)               (265)                      --
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (807,763)         (1,664,838)              (1,098,315)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                            (922,718)         (1,753,498)              (1,134,098)
NET ASSETS:
 Beginning of year                     5,066,496           6,680,159                4,534,624
                                    ------------       -------------            -------------
 End of year                          $4,143,778          $4,926,661               $3,400,526
                                    ============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                               MFS INVESTORS         MFS TOTAL
                                               TRUST SERIES        RETURN SERIES
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(123,253)            $654,443
 Net realized gain (loss) on security
  transactions                                       531,216             (412,109)
 Net realized gain on distributions                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (794,684)            (170,479)
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         (386,721)              71,855
                                               -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            40,345              370,362
 Net transfers                                      (602,870)          (4,871,859)
 Surrenders for benefit payments and
  fees                                            (2,355,204)         (23,304,631)
 Other transactions                                     (454)                (852)
 Death benefits                                     (341,980)          (2,927,292)
 Net annuity transactions                              1,762               80,740
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,258,401)         (30,653,532)
                                               -------------       --------------
 Net increase (decrease) in net assets            (3,645,122)         (30,581,677)
NET ASSETS:
 Beginning of year                                13,237,500          130,556,574
                                               -------------       --------------
 End of year                                      $9,592,378          $99,974,897
                                               =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        INVESCO
                                                                    VAN KAMPEN V.I.       UIF CORE PLUS
                                              MFS VALUE                EQUITY AND         FIXED INCOME
                                                SERIES                INCOME FUND           PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT (E)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4,129                  $295,865          $1,405,509
 Net realized gain (loss) on security
  transactions                                     28,610                 3,704,141          (1,693,934)
 Net realized gain on distributions                 7,284                    22,507                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (60,320)               (5,353,389)          3,295,633
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                       (20,297)               (1,330,876)          3,007,208
                                             ------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                         10,605                   213,331             294,903
 Net transfers                                    (39,123)               (3,010,471)          1,353,767
 Surrenders for benefit payments and
  fees                                            (80,129)               (8,638,047)        (18,036,811)
 Other transactions                                    --                      (274)              1,919
 Death benefits                                   (18,338)               (1,806,381)         (2,354,351)
 Net annuity transactions                              --                  (126,824)              5,615
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (126,985)              (13,368,666)        (18,734,958)
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets           (147,282)              (14,699,542)        (15,727,750)
NET ASSETS:
 Beginning of year                              1,937,541                49,786,297          90,315,261
                                             ------------            --------------       -------------
 End of year                                   $1,790,259               $35,086,755         $74,587,511
                                             ============            ==============       =============


                                        UIF EMERGING         UIF EMERGING         UIF MID CAP
                                        MARKETS DEBT        MARKETS EQUITY          GROWTH
                                          PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $174,336          $(1,089,836)          $(606,841)
 Net realized gain (loss) on security
  transactions                                 42,347            1,135,996           1,249,417
 Net realized gain on distributions           114,620                   --              19,485
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    155,476          (17,659,144)         (4,632,568)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   486,779          (17,612,984)         (3,970,507)
                                        -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     16,826              437,346             195,757
 Net transfers                               (100,159)          (9,067,254)          1,306,144
 Surrenders for benefit payments and
  fees                                     (2,200,041)         (11,412,869)         (5,725,852)
 Other transactions                            (1,910)               6,287                 (77)
 Death benefits                              (133,726)            (799,602)           (472,651)
 Net annuity transactions                       2,709               43,211              33,104
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,416,301)         (20,792,881)         (4,663,575)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets     (1,929,522)         (38,405,865)         (8,634,082)
NET ASSETS:
 Beginning of year                         11,054,962          103,993,825          47,977,577
                                        -------------       --------------       -------------
 End of year                               $9,125,440          $65,587,960         $39,343,495
                                        =============       ==============       =============

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  INVESCO
                                              VAN KAMPEN V.I.          MORGAN STANLEY --
                                                  MID CAP                 FOCUS GROWTH
                                                 VALUE FUND                PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(579,183)              $(1,149,435)
 Net realized gain (loss) on security
  transactions                                     (1,147,191)                6,060,067
 Net realized gain on distributions                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          1,411,780                (9,404,633)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                          (314,594)               (4,494,001)
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            227,057                   569,624
 Net transfers                                     (3,530,359)               (2,067,435)
 Surrenders for benefit payments and
  fees                                             (9,486,957)              (10,007,181)
 Other transactions                                       637                     1,522
 Death benefits                                    (1,055,376)               (3,800,496)
 Net annuity transactions                             107,381                    52,016
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (13,737,617)              (15,251,950)
                                               --------------            --------------
 Net increase (decrease) in net assets            (14,052,211)              (19,745,951)
NET ASSETS:
 Beginning of year                                 62,189,918                83,196,118
                                               --------------            --------------
 End of year                                      $48,137,707               $63,450,167
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (F)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(250,525)               $(376,010)              $1,034,685
 Net realized gain (loss) on
  security transactions                 1,259,524                2,893,450                 (978,769)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,258,765)              (4,573,523)                 530,232
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,249,766)              (2,056,083)                 586,148
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 27,888                  141,621                  268,887
 Net transfers                           (870,513)                (701,576)                (167,365)
 Surrenders for benefit
  payments and fees                    (2,175,010)              (4,327,651)              (3,481,062)
 Other transactions                           948                   (1,533)                     612
 Death benefits                          (523,792)                (831,868)                (759,305)
 Net annuity transactions                  29,458                   37,528                   60,525
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,511,021)              (5,683,479)              (4,077,708)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (4,760,787)              (7,739,562)              (3,491,560)
NET ASSETS:
 Beginning of year                     17,135,290               31,441,654               24,068,237
                                    -------------            -------------            -------------
 End of year                          $12,374,503              $23,702,092              $20,576,677
                                    =============            =============            =============

                                                                                     MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(438,010)              $(1,555,175)                $319,638
 Net realized gain (loss) on
  security transactions                 2,687,086                        --                1,685,574
 Net realized gain on
  distributions                                --                        --                1,614,703
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,168,942)                       --                 (160,911)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (919,866)               (1,555,175)               3,459,004
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 96,850                   412,553                  186,878
 Net transfers                         (1,315,499)               47,967,015                 (712,994)
 Surrenders for benefit
  payments and fees                    (3,406,250)              (58,620,176)              (3,545,108)
 Other transactions                            42                       (94)                  (2,847)
 Death benefits                        (1,163,667)               (3,453,339)              (1,822,175)
 Net annuity transactions                  76,890                   350,472                  (85,638)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,711,634)              (13,343,569)              (5,981,884)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (6,631,500)              (14,898,744)              (2,522,880)
NET ASSETS:
 Beginning of year                     27,230,830                91,213,332               27,900,835
                                    -------------            --------------            -------------
 End of year                          $20,599,330               $76,314,588              $25,377,955
                                    =============            ==============            =============

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT
                                     DIMENSIONS             UIF SMALL
                                  EQUALLY WEIGHTED        COMPANY GROWTH
                                    S&P 500 FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(152,503)             $207,894
 Net realized gain (loss) on
  security transactions                  683,852               (32,900)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,862,267)           (1,218,027)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,330,918)           (1,043,033)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               349,411                62,546
 Net transfers                        (3,012,785)             (452,306)
 Surrenders for benefit
  payments and fees                  (13,043,330)           (1,956,736)
 Other transactions                         (159)                 (130)
 Death benefits                       (2,821,822)             (124,196)
 Net annuity transactions                180,061                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (18,348,624)           (2,470,822)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                         (19,679,542)           (3,513,855)
NET ASSETS:
 Beginning of year                    88,914,691            12,344,509
                                     -----------            ----------
 End of year                         $69,235,149            $8,830,654
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        OPPENHEIMER
                               UIF GLOBAL             OPPENHEIMER         CAPITAL
                                FRANCHISE          SMALL- & MID-CAP     APPRECIATION
                                PORTFOLIO           GROWTH FUND/VA        FUND/VA
                               SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $244,002              $(151,460)      $(1,289,381)
 Net realized gain (loss) on
  security transactions            795,481               (136,494)         (687,261)
 Net realized gain on
  distributions                         --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      424,995               (159,014)         (259,712)
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     1,464,478               (446,968)       (2,236,354)
                               -----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                          61,400                 67,856           481,138
 Net transfers                    (808,815)             3,922,512        (5,714,177)
 Surrenders for benefit
  payments and fees             (4,714,141)            (1,135,832)       (9,279,782)
 Other transactions                     39                    383             2,770
 Death benefits                   (391,316)               (54,424)       (1,189,944)
 Net annuity transactions               --                     --             4,628
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (5,852,833)             2,800,495       (15,695,367)
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets                    (4,388,355)             2,353,527       (17,931,721)
NET ASSETS:
 Beginning of year              22,314,361              6,894,551        98,808,547
                               -----------            -----------       -----------
 End of year                   $17,926,006             $9,248,078       $80,876,826
                               ===========            ===========       ===========

                                                                              OPPENHEIMER
                                    OPPENHEIMER        OPPENHEIMER            MAIN STREET
                                 GLOBAL SECURITIES     MAIN STREET          SMALL- & MID-CAP
                                      FUND/VA            FUND/VA                FUND/VA
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (H)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,008,250)        $(112,272)            $(1,523,487)
 Net realized gain (loss) on
  security transactions               (9,167,816)         (350,766)             (1,161,736)
 Net realized gain on
  distributions                               --                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (15,094,802)          197,675              (1,260,820)
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (25,270,868)         (265,363)             (3,946,043)
                                    ------------       -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,199,789            59,267                 676,700
 Net transfers                       (12,644,061)         (320,192)             (6,928,184)
 Surrenders for benefit
  payments and fees                  (30,038,944)       (1,467,202)            (13,468,802)
 Other transactions                       (1,622)               (8)                    394
 Death benefits                       (2,847,392)         (187,083)             (1,864,825)
 Net annuity transactions                (11,862)               --                   4,783
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (44,344,092)       (1,915,218)            (21,579,934)
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets                         (69,614,960)       (2,180,581)            (25,525,977)
NET ASSETS:
 Beginning of year                   298,144,583        14,468,416             145,440,201
                                    ------------       -----------            ------------
 End of year                        $228,529,623       $12,287,835            $119,914,224
                                    ============       ===========            ============

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           PUTNAM VT               PUTNAM VT
                                          DIVERSIFIED            GLOBAL ASSET
                                          INCOME FUND           ALLOCATION FUND
                                          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7,768,525               $518,046
 Net realized gain (loss) on security
  transactions                                (237,849)               (72,589)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (11,717,944)              (813,232)
                                          ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                 (4,187,268)              (367,775)
                                          ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     559,231                 50,916
 Net transfers                               2,685,404              2,274,775
 Surrenders for benefit payments and
  fees                                     (12,635,623)            (2,103,987)
 Other transactions                                389                    (45)
 Death benefits                             (1,263,191)              (180,884)
 Net annuity transactions                        4,241                 36,376
                                          ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (10,649,549)                77,151
                                          ------------            -----------
 Net increase (decrease) in net assets     (14,836,817)              (290,624)
NET ASSETS:
 Beginning of year                          98,425,382             18,270,371
                                          ------------            -----------
 End of year                               $83,588,565            $17,979,747
                                          ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT           PUTNAM VT         PUTNAM VT
                                        GROWTH AND         INTERNATIONAL     INTERNATIONAL
                                        INCOME FUND          VALUE FUND       EQUITY FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(16,668)            $13,918        $1,758,213
 Net realized gain (loss) on security
  transactions                             (270,634)            (17,656)       (5,251,518)
 Net realized gain on distributions              --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (108,330)           (191,394)      (14,640,817)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets
  resulting from operations                (395,632)           (195,132)      (18,134,122)
                                        -----------          ----------      ------------
UNIT TRANSACTIONS:
 Purchases                                   59,191               3,669           561,705
 Net transfers                               61,784             224,776         6,066,950
 Surrenders for benefit payments and
  fees                                     (757,340)           (121,271)      (10,652,609)
 Other transactions                            (158)                 21            (1,606)
 Death benefits                             (58,122)             (4,751)       (1,529,970)
 Net annuity transactions                        --                  --            (1,544)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (694,645)            102,444        (5,557,074)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets   (1,090,277)            (92,688)      (23,691,196)
NET ASSETS:
 Beginning of year                        7,289,265           1,146,034       110,995,122
                                        -----------          ----------      ------------
 End of year                             $6,198,988          $1,053,346       $87,303,926
                                        ===========          ==========      ============

                                                                PUTNAM VT        PUTNAM VT
                                          PUTNAM VT             MULTI-CAP        SMALL CAP
                                        INVESTORS FUND         GROWTH FUND       VALUE FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(248,627)             $(40,198)        $(758,804)
 Net realized gain (loss) on security
  transactions                               266,751                  (878)       (9,106,547)
 Net realized gain on distributions               --                    --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (661,759)             (218,739)        5,888,802
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets
  resulting from operations                 (643,635)             (259,815)       (3,976,549)
                                         -----------            ----------      ------------
UNIT TRANSACTIONS:
 Purchases                                   376,543                27,514           311,292
 Net transfers                            (3,556,206)             (331,717)       (4,098,262)
 Surrenders for benefit payments and
  fees                                    (5,533,738)             (340,709)       (8,607,886)
 Other transactions                            1,929                    91               (29)
 Death benefits                             (705,660)              (25,677)       (1,049,861)
 Net annuity transactions                     24,683                    --            (8,424)
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (9,392,449)             (670,498)      (13,453,170)
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets   (10,036,084)             (930,313)      (17,429,719)
NET ASSETS:
 Beginning of year                        70,497,582             3,230,816        82,547,963
                                         -----------            ----------      ------------
 End of year                             $60,461,498            $2,300,503       $65,118,244
                                         ===========            ==========      ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $79,647           $(280,861)
 Net realized gain (loss) on
  security transactions                   (739,868)           (645,753)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              855,908          (3,298,196)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               195,687          (4,224,810)
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 106,300              54,397
 Net transfers                           1,019,231           7,911,736
 Surrenders for benefit
  payments and fees                     (1,388,558)         (2,533,929)
 Other transactions                           (339)               (487)
 Death benefits                            (95,373)            (45,417)
 Net annuity transactions                     (472)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (359,211)          5,386,300
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (163,524)          1,161,490
NET ASSETS:
 Beginning of year                      12,867,236          13,120,746
                                     -------------       -------------
 End of year                           $12,703,712         $14,282,236
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $97,794                 $(753,161)                $(399,189)
 Net realized gain (loss) on
  security transactions              652,921                    93,159                (4,207,095)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (545,732)               (4,024,565)                 (200,745)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         204,983                (4,684,567)               (4,807,029)
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           387,495                   645,079                   580,392
 Net transfers                     3,923,375                (4,942,695)               (6,473,125)
 Surrenders for benefit
  payments and fees               (2,712,210)              (20,825,207)              (21,621,605)
 Other transactions                      (88)                   (1,353)                    1,063
 Death benefits                     (176,270)               (3,111,028)               (2,241,121)
 Net annuity transactions             (8,872)                   75,269                    81,748
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,413,430               (28,159,935)              (29,672,648)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       1,618,413               (32,844,502)              (34,479,677)
NET ASSETS:
 Beginning of year                19,513,195               154,280,703               161,257,732
                               -------------            --------------            --------------
 End of year                     $21,131,608              $121,436,201              $126,778,055
                               =============            ==============            ==============

                                       INVESCO                 INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL                 MID CAP               INDEX ASSET
                                     GROWTH FUND             GROWTH FUND           ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,691)               $(29,849)                $3,600
 Net realized gain (loss) on
  security transactions                   205,933                 109,879                 (8,501)
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (389,248)               (216,180)                25,382
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (244,006)               (136,150)                20,481
                                    -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  2,918                     400                     --
 Net transfers                           (285,062)               (182,840)                  (964)
 Surrenders for benefit
  payments and fees                      (613,396)               (306,954)              (149,259)
 Other transactions                            (2)                     12                      1
 Death benefits                           (26,490)                     --                (33,615)
 Net annuity transactions                      --                      --                     --
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (922,032)               (489,382)              (183,837)
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets                           (1,166,038)               (625,532)              (163,356)
NET ASSETS:
 Beginning of year                      3,387,163               1,680,707                502,405
                                    -------------            ------------            -----------
 End of year                           $2,221,125              $1,055,175               $339,049
                                    =============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,488                $(14,789)
 Net realized gain (loss) on
  security transactions                     8,421                  38,002
 Net realized gain on
  distributions                            75,069                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              21,691                 (68,066)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              124,669                 (44,853)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                     475
 Net transfers                            894,543                 (82,499)
 Surrenders for benefit
  payments and fees                      (213,642)               (180,463)
 Other transactions                           185                     (17)
 Death benefits                                --                 (23,343)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       681,086                (285,847)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              805,755                (330,700)
NET ASSETS:
 Beginning of year                      2,025,101               1,796,144
                                     ------------            ------------
 End of year                           $2,830,856              $1,465,444
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           WELLS FARGO
                                  INTERNATIONAL            SMALL CAP             ADVANTAGE VT
                                   EQUITY FUND            GROWTH FUND           DISCOVERY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,017)               $(38,720)              $(5,136)
 Net realized gain (loss) on
  security transactions                 17,126                 (46,622)                8,184
 Net realized gain on
  distributions                          8,039                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (49,165)                (54,192)               (3,733)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,017)               (139,534)                 (685)
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                   4,497                    --
 Net transfers                           3,029                (341,894)               88,912
 Surrenders for benefit
  payments and fees                     (1,440)               (265,530)              (43,125)
 Other transactions                       (329)                    372                    --
 Death benefits                             --                 (43,737)                   --
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,260                (646,292)               45,787
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (25,757)               (785,826)               45,102
NET ASSETS:
 Beginning of year                     187,004               3,017,564               346,965
                                    ----------            ------------            ----------
 End of year                          $161,247              $2,231,738              $392,067
                                    ==========            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                    SMALL CAP            ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(938)               $(8,947)
 Net realized gain (loss) on
  security transactions                 (3,892)               (72,559)
 Net realized gain on
  distributions                             --                 72,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,117)               (53,526)
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,947)               (62,315)
                                    ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 240                     --
 Net transfers                          (3,493)               (36,330)
 Surrenders for benefit
  payments and fees                     (9,282)               (66,564)
 Other transactions                         --                     --
 Death benefits                             --                     --
 Net annuity transactions                   --                     --
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,535)              (102,894)
                                    ----------            -----------
 Net increase (decrease) in
  net assets                           (21,482)              (165,209)
NET ASSETS:
 Beginning of year                     108,646                784,603
                                    ----------            -----------
 End of year                           $87,164               $619,394
                                    ==========            ===========

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH          INTERNATIONAL
                                  STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $935,702              $2,317,332
 Net realized gain (loss) on
  security transactions                 (2,438,954)             (9,426,748)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,985,798              13,377,021
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,482,546               6,267,605
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 588,630               1,788,560
 Net transfers                          (5,514,617)              2,221,966
 Surrenders for benefit
  payments and fees                     (9,728,809)            (20,372,563)
 Net annuity transactions                       --                 (17,876)
 Other                                          --                      --
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,654,796)            (16,379,913)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (7,172,250)            (10,112,308)
NET ASSETS:
 Beginning of year                      98,415,836             225,461,994
                                    --------------          --------------
 End of year                           $91,243,586            $215,349,686
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(445,545)               $168,436                $67,050
 Net realized gain (loss) on
  security transactions                  (91,565)             (3,045,495)                38,425
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,798,598              13,641,994              1,387,709
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,261,488              10,764,935              1,493,184
                                   -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               277,493                 823,914                180,972
 Net transfers                         5,095,471                 233,168                263,780
 Surrenders for benefit
  payments and fees                   (3,067,209)            (10,444,017)            (1,715,661)
 Net annuity transactions                 (2,064)                 (9,545)                    --
 Other                                        --                      --                     --
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,303,691              (9,396,480)            (1,270,909)
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets                           9,565,179               1,368,455                222,275
NET ASSETS:
 Beginning of year                    29,517,468             110,062,067             17,507,794
                                   -------------          --------------          -------------
 End of year                         $39,082,647            $111,430,522            $17,730,069
                                   =============          ==============          =============

                                   INVESCO V.I.         AMERICAN FUNDS
                                  INTERNATIONAL             GLOBAL              AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND            GROWTH FUND
                                 SUB-ACCOUNT (1)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,572              $(232,566)            $(3,333,960)
 Net realized gain (loss) on
  security transactions                   3,771              1,487,301               1,043,183
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           104,538              3,309,683              41,941,892
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            116,881              4,564,418              39,651,115
                                   ------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              101,820                163,734                 751,321
 Net transfers                           85,768                363,089             (11,317,780)
 Surrenders for benefit
  payments and fees                     (38,169)            (6,605,826)            (39,480,802)
 Net annuity transactions                    --                 13,442                 (25,972)
 Other                                       --                     --                      --
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     149,419             (6,065,561)            (50,073,233)
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets                            266,300             (1,501,143)            (10,422,118)
NET ASSETS:
 Beginning of year                      777,469             54,444,590             282,227,228
                                   ------------          -------------          --------------
 End of year                         $1,043,769            $52,943,447            $271,805,110
                                   ============          =============          ==============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS          AMERICAN FUNDS
                                  GROWTH-INCOME FUND      INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,228,183)                 $4,017
 Net realized gain (loss) on
  security transactions                (1,915,575)                585,795
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,135,173               4,078,958
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           19,991,415               4,668,770
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                522,830                 207,027
 Net transfers                         (7,204,706)             (3,826,866)
 Surrenders for benefit
  payments and fees                   (35,258,681)            (16,257,986)
 Net annuity transactions                  82,813                   3,685
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (41,857,744)            (19,874,140)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                          (21,866,329)            (15,205,370)
NET ASSETS:
 Beginning of year                    255,479,386             121,552,054
                                     ------------            ------------
 End of year                         $233,613,057            $106,346,684
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                  AMERICAN FUNDS          ADVANTAGE VT      FIDELITY VIP
                                   GLOBAL SMALL              OMEGA          EQUITY-INCOME
                                CAPITALIZATION FUND       GROWTH FUND         PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)(3)    SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(81,709)             $(27,122)           $13,508
 Net realized gain (loss) on
  security transactions                 998,474              (399,222)        (3,799,736)
 Net realized gain on
  distributions                              --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         5,166,314               814,915         17,337,928
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          6,083,079               388,571         13,551,700
                                    -----------            ----------       ------------
UNIT TRANSACTIONS:
 Purchases                               88,140                11,128            730,010
 Net transfers                         (493,102)             (169,586)        (1,670,207)
 Surrenders for benefit
  payments and fees                  (5,457,120)             (447,546)       (10,220,965)
 Net annuity transactions                 2,728                    --             (7,268)
 Other                                       --                    --                 --
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (5,859,354)             (606,004)       (11,168,430)
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets                            223,725              (217,433)         2,383,270
NET ASSETS:
 Beginning of year                   34,878,989             3,550,147        108,465,628
                                    -----------            ----------       ------------
 End of year                        $35,102,714            $3,332,714       $110,848,898
                                    ===========            ==========       ============


                               FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                  GROWTH           CONTRAFUND          MID CAP
                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(561,057)        $(2,508,788)       $(1,954,607)
 Net realized gain (loss) on
  security transactions         (1,501,032)        (22,079,088)          (930,916)
 Net realized gain on
  distributions                    123,646             219,026            450,648
 Net unrealized appreciation
  (depreciation) of
  investments during the year    9,289,476          93,654,473         34,800,955
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     7,351,033          69,285,623         32,366,080
                               -----------        ------------       ------------
UNIT TRANSACTIONS:
 Purchases                         265,519           2,691,429          1,206,303
 Net transfers                  (1,896,559)        (22,109,837)         5,481,582
 Surrenders for benefit
  payments and fees             (3,234,054)        (43,911,534)       (13,571,333)
 Net annuity transactions           (4,494)            (11,002)            13,481
 Other                                  --                 195                 --
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (4,869,588)        (63,340,749)        (6,869,967)
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets                     2,481,445           5,944,874         25,496,113
NET ASSETS:
 Beginning of year              37,759,820         511,511,847        129,049,709
                               -----------        ------------       ------------
 End of year                   $40,241,265        $517,456,721       $154,545,822
                               ===========        ============       ============

(2)  Funded July 16, 2010.

(3) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              FIDELITY VIP
                                     FIDELITY VIP           DYNAMIC CAPITAL
                                   VALUE STRATEGIES           APPRECIATION
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(208,607)               $(25,119)
 Net realized gain (loss) on
  security transactions                    240,238                 264,509
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,186,931                  61,796
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,218,562                 301,186
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  77,685                  24,684
 Net transfers                           1,096,674                 362,276
 Surrenders for benefit
  payments and fees                     (1,604,757)               (347,366)
 Net annuity transactions                       --                      --
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (430,398)                 39,594
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,788,164                 340,780
NET ASSETS:
 Beginning of year                      14,071,886               1,961,720
                                     -------------            ------------
 End of year                           $16,860,050              $2,302,500
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $206,924                $(603,099)              $(2,012)
 Net realized gain (loss) on
  security transactions                    9,158                  284,474                 5,888
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            191,483                7,308,552               147,467
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             407,565                6,989,927               151,343
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               162,169                   68,595                45,646
 Net transfers                          (309,226)                (673,256)               45,240
 Surrenders for benefit
  payments and fees                     (144,487)              (4,919,320)              (18,167)
 Net annuity transactions                 18,208                      163                    --
 Other                                        --                       --                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (273,336)              (5,523,818)               72,719
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             134,229                1,466,109               224,062
NET ASSETS:
 Beginning of year                     3,903,300               31,884,193               463,015
                                    ------------            -------------            ----------
 End of year                          $4,037,529              $33,350,302              $687,077
                                    ============            =============            ==========

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                          DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,279,056                 $(330,329)                $(44,273)
 Net realized gain (loss) on
  security transactions                  1,677,888                   (78,342)               1,004,078
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,052,958                 8,022,545                2,612,875
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,009,902                 7,613,874                3,572,680
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 231,426                   416,739                   75,788
 Net transfers                           5,265,309                (2,777,522)                 413,501
 Surrenders for benefit
  payments and fees                    (20,897,878)              (13,986,330)              (3,952,732)
 Net annuity transactions                    7,067                   (24,526)                 (10,581)
 Other                                          --                        --                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (15,394,076)              (16,371,639)              (3,474,024)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (5,384,174)               (8,757,765)                  98,656
NET ASSETS:
 Beginning of year                     115,396,444                96,321,670               26,824,769
                                    --------------            --------------            -------------
 End of year                          $110,012,270               $87,563,905              $26,923,425
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                MUTUAL
                                        GROWTH             GLOBAL DISCOVERY
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(166,789)                $1,020
 Net realized gain (loss) on
  security transactions                   (647,793)                19,870
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,081,003                 21,135
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,266,421                 42,025
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  73,194                    100
 Net transfers                          (1,527,065)              (104,332)
 Surrenders for benefit
  payments and fees                     (5,098,117)               (13,944)
 Net annuity transactions                      682                     --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,551,306)              (118,176)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (5,284,885)               (76,151)
NET ASSETS:
 Beginning of year                      34,180,658                444,351
                                     -------------            -----------
 End of year                           $28,895,773               $368,200
                                     =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD              TOTAL
                                    GLOBAL BOND               ADVISERS           RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (4)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,084                 $(32,045)         $17,723,558
 Net realized gain (loss) on
  security transactions                    1,615               (2,785,398)           2,048,455
 Net realized gain on
  distributions                            3,306                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,808                7,572,602           19,862,198
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             156,813                4,755,159           39,634,211
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                83,228                  392,015            5,140,479
 Net transfers                           268,888               (1,109,291)          26,868,775
 Surrenders for benefit
  payments and fees                      (48,171)              (5,111,226)         (79,026,486)
 Net annuity transactions                     --                   (2,657)              35,591
 Other                                        --                       --                  292
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      303,945               (5,831,159)         (46,981,349)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                             460,758               (1,076,000)          (7,347,138)
NET ASSETS:
 Beginning of year                       974,084               54,390,446          680,265,550
                                    ------------            -------------       --------------
 End of year                          $1,434,842              $53,314,446         $672,918,412
                                    ============            =============       ==============

                                  HARTFORD             HARTFORD
                                  CAPITAL              DIVIDEND                 HARTFORD
                                APPRECIATION          AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (5)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(725,832)          $1,976,395                 $(9,674)
 Net realized gain (loss) on
  security transactions              (440,129)         (10,255,027)                 11,868
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      14,994,235           57,978,130                 162,600
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,828,274           49,699,498                 164,794
                               --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,895,396            3,741,315                   2,953
 Net transfers                     16,611,539           (5,317,095)                (71,666)
 Surrenders for benefit
  payments and fees                (9,835,273)         (39,573,371)               (225,512)
 Net annuity transactions              39,207              (15,404)                     --
 Other                                     --                   --                      --
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,710,869          (41,164,555)               (294,225)
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets                       22,539,143            8,534,943                (129,431)
NET ASSETS:
 Beginning of year                 92,510,894          469,292,062               1,740,040
                               --------------       --------------            ------------
 End of year                     $115,050,037         $477,827,005              $1,610,609
                               ==============       ==============            ============

(4) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(5)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH           EQUITY
                                       HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,505)         $(1,021,199)
 Net realized gain (loss) on
  security transactions                 (1,522,231)         (12,910,891)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,018,788           51,465,827
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,336,052           37,533,737
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  99,719            2,248,043
 Net transfers                            (866,581)         (14,543,164)
 Surrenders for benefit
  payments and fees                     (1,021,487)         (33,584,140)
 Net annuity transactions                       --              (47,394)
 Other                                          --                   --
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,788,349)         (45,926,655)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                              (452,297)          (8,392,918)
NET ASSETS:
 Beginning of year                      13,590,626          338,385,719
                                     -------------       --------------
 End of year                           $13,138,329         $329,992,801
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH             HARTFORD
                                       GROWTH           OPPORTUNITIES         HIGH YIELD
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (6)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(493,115)         $(1,679,288)          $(724,699)
 Net realized gain (loss) on
  security transactions                  (902,370)          (7,692,139)            590,555
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,935,187           25,266,414          10,733,627
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,539,702           15,894,987          10,599,483
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                221,868            1,167,419             440,961
 Net transfers                          3,805,221           (7,805,275)         16,283,135
 Surrenders for benefit
  payments and fees                    (3,080,083)          (9,187,168)        (10,192,364)
 Net annuity transactions                    (548)              (3,218)               (717)
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       946,458          (15,828,242)          6,531,015
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            6,486,160               66,745          17,130,498
NET ASSETS:
 Beginning of year                     33,559,635          116,336,384          71,952,731
                                    -------------       --------------       -------------
 End of year                          $40,045,795         $116,403,129         $89,083,229
                                    =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL             SMALL/MID CAP
                                   INDEX                OPPORTUNITIES                EQUITY
                                 HLS FUND                  HLS FUND                 HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (7)(8)         SUB-ACCOUNT (9)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $15,460                 $(328,556)               $(107,193)
 Net realized gain (loss) on
  security transactions              216,319               (55,241,252)                  91,843
 Net realized gain on
  distributions                           --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,416,937                78,824,937                2,442,749
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,648,716                23,255,129                2,427,399
                               -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           142,982                 1,698,083                   64,378
 Net transfers                       580,850               (11,136,086)                 667,399
 Surrenders for benefit
  payments and fees               (2,598,415)              (19,429,122)              (1,227,282)
 Net annuity transactions                 --                   (17,250)                      --
 Other                                    --                        --                       --
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,874,583)              (28,884,375)                (495,505)
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets                         774,133                (5,629,246)               1,931,894
NET ASSETS:
 Beginning of year                21,308,547               216,148,296               12,539,330
                               -------------            --------------            -------------
 End of year                     $22,082,680              $210,519,050              $14,471,224
                               =============            ==============            =============

(6) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(7) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(8) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(9)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD             HARTFORD
                                      MIDCAP VALUE         MONEY MARKET
                                        HLS FUND             HLS FUND
                                  SUB-ACCOUNT (10)(11)     SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,170)          $(3,401,435)
 Net realized gain (loss) on
  security transactions                    196,861                    --
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              895,088                    --
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,072,779            (3,401,435)
                                      ------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  26,913             4,984,706
 Net transfers                           3,604,773              (747,981)
 Surrenders for benefit
  payments and fees                       (363,529)          (74,440,998)
 Net annuity transactions                       --              (259,902)
 Other                                          --                16,690
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,268,157           (70,447,485)
                                      ------------        --------------
 Net increase (decrease) in
  net assets                             4,340,936           (73,848,920)
NET ASSETS:
 Beginning of year                       3,279,341           246,906,173
                                      ------------        --------------
 End of year                            $7,620,277          $173,057,253
                                      ============        ==============

(10) Funded June 24, 2010.

(11) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(844,637)               $(552,804)          $(153,228)
 Net realized gain (loss) on
  security transactions                  (508,084)                (694,460)         (1,832,067)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,881,054               11,847,121           6,195,619
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,528,333               10,599,857           4,210,324
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                578,172                  209,006             228,715
 Net transfers                            671,693                5,707,649          (2,055,649)
 Surrenders for benefit
  payments and fees                    (4,254,132)              (3,556,057)         (3,061,072)
 Net annuity transactions                    (913)                  (1,259)                 --
 Other                                         --                       --                  --
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,005,180)               2,359,339          (4,888,006)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            8,523,153               12,959,196            (677,682)
NET ASSETS:
 Beginning of year                     53,748,249               32,168,199          37,621,782
                                    -------------            -------------       -------------
 End of year                          $62,271,402              $45,127,395         $36,944,100
                                    =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD              AMERICAN FUNDS
                                      SECURITIES                  VALUE                     BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,954,226                 $(121,476)                $61,863
 Net realized gain (loss) on
  security transactions                    226,347               (21,558,973)                 10,530
 Net realized gain on
  distributions                                 --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,520,141)               38,767,595                 165,024
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,660,432                17,087,146                 237,417
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,183,144                 1,060,840                 528,239
 Net transfers                          11,307,128                (2,059,766)              1,300,400
 Surrenders for benefit
  payments and fees                    (38,031,743)              (11,989,240)               (187,450)
 Net annuity transactions                  (64,735)                   (2,037)                     --
 Other                                          --                        --                      --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,606,206)              (12,990,203)              1,641,189
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (17,945,774)                4,096,943               1,878,606
NET ASSETS:
 Beginning of year                     289,765,360               145,340,927               4,298,634
                                    --------------            --------------            ------------
 End of year                          $271,819,586              $149,437,870              $6,177,240
                                    ==============            ==============            ============

(12) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(13) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL SMALL
                                   GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(533)               $(10,797)
 Net realized gain (loss) on
  security transactions                   3,022                   7,915
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            29,461                 202,078
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             31,950                 199,196
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  150                  68,299
 Net transfers                           14,662                 (39,815)
 Surrenders for benefit
  payments and fees                      (7,416)                (54,788)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       7,396                 (26,304)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             39,346                 172,892
NET ASSETS:
 Beginning of year                      313,941                 950,517
                                     ----------            ------------
 End of year                           $353,287              $1,123,409
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,005)                 $4,465                 $(2,221)
 Net realized gain (loss) on
  security transactions                   17,554                     648                  24,667
 Net realized gain on
  distributions                               --                      --                  10,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year            709,680                 229,922                 195,460
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             703,229                 235,035                 228,651
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               376,414                 179,436                 330,081
 Net transfers                            28,122                 (25,560)                235,513
 Surrenders for benefit
  payments and fees                     (126,946)                (51,332)               (118,712)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      277,590                 102,544                 446,882
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             980,819                 337,579                 675,533
NET ASSETS:
 Beginning of year                     3,694,228               2,244,752               2,780,895
                                    ------------            ------------            ------------
 End of year                          $4,675,047              $2,582,331              $3,456,428
                                    ============            ============            ============

                                     LORD ABBETT              LORD ABBETT              LORD ABBETT
                                     FUNDAMENTAL                CAPITAL                    BOND
                                     EQUITY FUND            STRUCTURE FUND            DEBENTURE FUND
                                  SUB-ACCOUNT (14)         SUB-ACCOUNT (15)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(329,756)                $426,958                $4,739,310
 Net realized gain (loss) on
  security transactions                  (131,089)                (227,888)                  549,062
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,698,089                3,105,665                 5,310,018
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,237,244                3,304,735                10,598,390
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                126,354                  151,111                   378,393
 Net transfers                          1,836,100                 (870,491)                9,708,235
 Surrenders for benefit
  payments and fees                    (3,088,814)              (2,189,017)              (12,382,966)
 Net annuity transactions                    (582)                    (886)                     (504)
 Other                                        195                       --                       292
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,126,747)              (2,909,283)               (2,296,550)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            4,110,497                  395,452                 8,301,840
NET ASSETS:
 Beginning of year                     31,645,756               27,085,697                98,972,987
                                    -------------            -------------            --------------
 End of year                          $35,756,253              $27,481,149              $107,274,827
                                    =============            =============            ==============

(14) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(15) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT             LORD ABBETT
                                  GROWTH AND               CLASSIC
                                 INCOME FUND             STOCK FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (16)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,867,895)             $(184,609)
 Net realized gain (loss) on
  security transactions             (9,800,609)                93,689
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       43,252,201              2,284,477
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,583,697              2,193,557
                                --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           1,006,902                148,085
 Net transfers                      (8,406,801)               563,538
 Surrenders for benefit
  payments and fees                (18,770,518)            (1,818,606)
 Net annuity transactions              (10,505)                    --
 Other                                      --                     --
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (26,180,922)            (1,106,983)
                                --------------          -------------
 Net increase (decrease) in
  net assets                         5,402,775              1,086,574
NET ASSETS:
 Beginning of year                 219,846,736             18,514,078
                                --------------          -------------
 End of year                      $225,249,511            $19,600,652
                                ==============          =============

(16) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           MFS INVESTORS
                                     MFS CORE         MFS GROWTH               GROWTH
                                  EQUITY SERIES         SERIES              STOCK SERIES
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(37,398)         $(121,767)             $(66,425)
 Net realized gain (loss) on
  security transactions                  (8,127)            74,457                59,487
 Net realized gain on
  distributions                              --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           689,282            838,202               432,299
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            643,757            790,892               425,361
                                   ------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               13,061             23,940                27,608
 Net transfers                         (101,613)          (687,768)              (90,964)
 Surrenders for benefit
  payments and fees                    (522,337)          (904,435)             (642,557)
 Net annuity transactions                 5,391              2,562                    --
 Other                                       --                 --                    --
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (605,498)        (1,565,701)             (705,913)
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets                             38,259           (774,809)             (280,552)
NET ASSETS:
 Beginning of year                    5,028,237          7,454,968             4,815,176
                                   ------------      -------------          ------------
 End of year                         $5,066,496         $6,680,159            $4,534,624
                                   ============      =============          ============


                                   MFS INVESTORS        MFS TOTAL              MFS VALUE
                                   TRUST SERIES       RETURN SERIES              SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,081)         $1,212,314                $3,921
 Net realized gain (loss) on
  security transactions                  252,539          (1,786,997)                2,247
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            946,148          10,526,386               183,774
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,101,606           9,951,703               189,942
                                   -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                                68,410             314,293               193,674
 Net transfers                          (871,054)         (1,292,836)              239,018
 Surrenders for benefit
  payments and fees                   (2,339,342)        (21,663,121)              (71,756)
 Net annuity transactions                  1,699              (1,800)                   --
 Other                                        --                  --                    --
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,140,287)        (22,643,464)              360,936
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets                          (2,038,681)        (12,691,761)              550,878
NET ASSETS:
 Beginning of year                    15,276,181         143,248,335             1,386,663
                                   -------------      --------------          ------------
 End of year                         $13,237,500        $130,556,574            $1,937,541
                                   =============      ==============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.           UIF CORE PLUS
                                      EQUITY AND               FIXED INCOME
                                      INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT (17)          SUB-ACCOUNT (18)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,650                $3,940,573
 Net realized gain (loss) on
  security transactions                    432,158                  (816,775)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,115,278                 1,888,214
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,550,086                 5,012,012
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  54,278                   130,276
 Net transfers                            (595,606)                3,057,986
 Surrenders for benefit
  payments and fees                     (3,518,093)              (20,169,458)
 Net annuity transactions                       --                    22,835
 Other                                          --                        --
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,059,421)              (16,958,361)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (2,509,335)              (11,946,349)
NET ASSETS:
 Beginning of year                      18,766,528               102,261,610
                                     -------------            --------------
 End of year                           $16,257,193               $90,315,261
                                     =============            ==============

(17) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(18) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO
                                    UIF EMERGING            UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS DEBT           MARKETS EQUITY                HIGH
                                     PORTFOLIO                PORTFOLIO               YIELD FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT (20)         SUB-ACCOUNT (21)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $229,293              $(1,009,076)             $1,603,760
 Net realized gain (loss) on
  security transactions                   92,173                  768,020                  41,681
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            442,854               14,740,628                 177,656
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             764,320               14,499,572               1,823,097
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                18,383                  711,639                  88,731
 Net transfers                         1,958,791                4,442,170                 548,369
 Surrenders for benefit
  payments and fees                   (2,050,876)              (8,879,473)             (3,576,831)
 Net annuity transactions                (36,483)                 (22,405)                 (7,612)
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (110,185)              (3,748,069)             (2,947,343)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             654,135               10,751,503              (1,124,246)
NET ASSETS:
 Beginning of year                    10,400,827               93,242,322              20,178,914
                                    ------------            -------------            ------------
 End of year                         $11,054,962             $103,993,825             $19,054,668
                                    ============            =============            ============

                                                              INVESCO
                                    UIF MID CAP           VAN KAMPEN V.I.         MORGAN STANLEY --
                                       GROWTH                 MID CAP               FOCUS GROWTH
                                     PORTFOLIO               VALUE FUND               PORTFOLIO
                                  SUB-ACCOUNT (22)        SUB-ACCOUNT (23)           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(623,946)              $(481,533)             $(1,151,970)
 Net realized gain (loss) on
  security transactions                  476,287              (1,482,306)               3,403,321
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,107,221              12,925,477               15,749,682
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          10,959,562              10,961,638               18,001,033
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               431,127                 197,008                  759,030
 Net transfers                         2,241,092                (490,713)              (3,252,809)
 Surrenders for benefit
  payments and fees                   (3,532,895)             (7,774,606)             (12,470,630)
 Net annuity transactions                     --                  30,551                   38,122
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (860,676)             (8,037,760)             (14,926,287)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                          10,098,886               2,923,878                3,074,746
NET ASSETS:
 Beginning of year                    37,878,691              59,266,040               80,121,372
                                    ------------            ------------            -------------
 End of year                         $47,977,577             $62,189,918              $83,196,118
                                    ============            ============            =============

(19) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(21) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                  INVESCO V.I. SELECT            CAPITAL
                                      DIMENSIONS              OPPORTUNITIES
                                     BALANCED FUND              PORTFOLIO
                                   SUB-ACCOUNT (24)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $142,548                $(257,905)
 Net realized gain (loss) on
  security transactions                   (104,336)                 575,708
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,742,411                3,185,241
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,780,623                3,503,044
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 137,400                   88,470
 Net transfers                            (648,894)                (510,097)
 Surrenders for benefit
  payments and fees                     (6,090,451)              (2,193,904)
 Net annuity transactions                   36,290                    9,137
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,565,655)              (2,606,394)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,785,032)                 896,650
NET ASSETS:
 Beginning of year                      37,314,136               16,238,640
                                     -------------            -------------
 End of year                           $33,529,104              $17,135,290
                                     =============            =============

(24) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                INVESCO V.I. SELECT
                                       MID CAP             MORGAN STANLEY --            DIMENSIONS
                                       GROWTH               FLEXIBLE INCOME              DIVIDEND
                                      PORTFOLIO                PORTFOLIO             GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (25)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(402,312)              $1,129,695                  $126,249
 Net realized gain (loss) on
  security transactions                 1,836,550                 (533,161)                1,163,963
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,169,308                1,177,658                 5,484,504
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,603,546                1,774,192                 6,774,716
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 65,653                  146,752                   348,578
 Net transfers                          1,373,734                 (121,845)               (2,585,233)
 Surrenders for benefit
  payments and fees                    (3,853,508)              (4,245,850)              (12,781,684)
 Net annuity transactions                  (3,307)                 (18,699)                  (91,231)
 Other                                         --                       --                        --
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,417,428)              (4,239,642)              (15,109,570)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            5,186,118               (2,465,450)               (8,334,854)
NET ASSETS:
 Beginning of year                     26,255,536               26,533,687                87,986,329
                                    -------------            -------------            --------------
 End of year                          $31,441,654              $24,068,237               $79,651,475
                                    =============            =============            ==============

                                  MORGAN STANLEY --                                  MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(465,491)              $(1,994,555)                $236,938
 Net realized gain (loss) on
  security transactions                 1,704,254                        --                  790,918
 Net realized gain on
  distributions                                --                        --                1,268,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,848,658                        --                 (992,686)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,087,421                (1,994,555)               1,303,379
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 63,190                   592,423                  242,042
 Net transfers                         (1,716,998)               17,661,774                 (849,134)
 Surrenders for benefit
  payments and fees                    (3,695,796)              (55,172,658)              (4,603,353)
 Net annuity transactions                  12,354                   (44,393)                 (82,701)
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,337,250)              (36,962,854)              (5,293,146)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (249,829)              (38,957,409)              (3,989,767)
NET ASSETS:
 Beginning of year                     27,480,659               130,170,741               31,890,602
                                    -------------            --------------            -------------
 End of year                          $27,230,830               $91,213,332              $27,900,835
                                    =============            ==============            =============

(25) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT
                                      DIMENSIONS              UIF SMALL
                                   EQUALLY-WEIGHTED        COMPANY GROWTH
                                     S&P 500 FUND             PORTFOLIO
                                   SUB-ACCOUNT (26)       SUB-ACCOUNT (27)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(315,507)             $(227,030)
 Net realized gain (loss) on
  security transactions                  (901,252)              (552,587)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,513,955              3,229,853
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           15,297,196              2,450,236
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                278,515                 23,216
 Net transfers                         (4,365,085)              (199,995)
 Surrenders for benefit
  payments and fees                   (12,990,453)            (1,493,597)
 Net annuity transactions                (109,741)                    --
 Other                                         --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (17,186,764)            (1,670,376)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                           (1,889,568)               779,860
NET ASSETS:
 Beginning of year                     90,804,259             11,564,649
                                     ------------            -----------
 End of year                          $88,914,691            $12,344,509
                                     ============            ===========

(26) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UIF GLOBAL            OPPENHEIMER            OPPENHEIMER
                                     FRANCHISE          SMALL- & MID-CAP           CAPITAL
                                     PORTFOLIO           GROWTH FUND/VA      APPRECIATION FUND/VA
                                 SUB-ACCOUNT (28)       SUB-ACCOUNT (29)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(333,279)             $(67,165)            $(1,462,002)
 Net realized gain (loss) on
  security transactions                 125,084               (16,041)             (1,842,378)
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         2,661,875             1,160,128              10,397,782
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,453,680             1,076,922               7,093,402
                                    -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               62,023                24,416                 660,241
 Net transfers                          470,946             2,339,389              (2,306,772)
 Surrenders for benefit
  payments and fees                  (3,702,516)             (347,402)             (8,350,516)
 Net annuity transactions                    --                    --                  (9,045)
 Other                                       --                    --                      --
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (3,169,547)            2,016,403             (10,006,092)
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets                           (715,867)            3,093,325              (2,912,690)
NET ASSETS:
 Beginning of year                   23,030,228             3,801,226             101,721,237
                                    -----------            ----------            ------------
 End of year                        $22,314,361            $6,894,551             $98,808,547
                                    ===========            ==========            ============

                                    OPPENHEIMER                                    OPPENHEIMER
                                       GLOBAL               OPPENHEIMER            MAIN STREET
                                 SECURITIES FUND/VA     MAIN STREET FUND/VA     SMALL CAP FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(669,961)              $(77,375)            $(1,572,534)
 Net realized gain (loss) on
  security transactions               (7,633,420)              (349,524)             (4,284,545)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         45,272,956              2,258,488              32,960,282
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          36,969,575              1,831,589              27,103,203
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,336,088                324,158               1,018,492
 Net transfers                        (8,181,152)              (163,036)             (8,700,302)
 Surrenders for benefit
  payments and fees                  (24,147,281)            (1,084,415)            (12,219,132)
 Net annuity transactions                 15,261                     --                 (13,583)
 Other                                        --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (30,977,084)              (923,293)            (19,914,525)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           5,992,491                908,296               7,188,678
NET ASSETS:
 Beginning of year                   292,152,092             13,560,120             138,251,523
                                    ------------            -----------            ------------
 End of year                        $298,144,583            $14,468,416            $145,440,201
                                    ============            ===========            ============

(28) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(29) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT                 PUTNAM VT
                                 DIVERSIFIED              GLOBAL ASSET
                                 INCOME FUND             ALLOCATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $12,737,221                 $647,624
 Net realized gain (loss) on
  security transactions                757,826                   26,181
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,813,253)               1,309,828
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,681,794                1,983,633
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           1,688,051                  117,161
 Net transfers                        (207,623)               1,631,260
 Surrenders for benefit
  payments and fees                (11,588,107)              (1,425,796)
 Net annuity transactions               (3,834)                 (20,780)
 Other                                      --                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (10,111,513)                 301,845
                                --------------            -------------
 Net increase (decrease) in
  net assets                           570,281                2,285,478
NET ASSETS:
 Beginning of year                  97,855,101               15,984,893
                                --------------            -------------
 End of year                       $98,425,382              $18,270,371
                                ==============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                     GROWTH AND            INTERNATIONAL       INTERNATIONAL
                                    INCOME FUND              VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (30)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,239                 $14,542           $2,027,623
 Net realized gain (loss) on
  security transactions                 (289,859)                 (5,805)          (3,881,335)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,121,742                  50,490           10,537,564
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             833,122                  59,227            8,683,852
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               138,545                  10,608              820,480
 Net transfers                          (214,585)                282,805             (618,241)
 Surrenders for benefit
  payments and fees                     (598,966)                (52,066)         (11,109,676)
 Net annuity transactions                     --                      --              (10,643)
 Other                                        --                      --                   --
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (675,006)                241,347          (10,918,080)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             158,116                 300,574           (2,234,228)
NET ASSETS:
 Beginning of year                     7,131,149                 845,460          113,229,350
                                    ------------            ------------       --------------
 End of year                          $7,289,265              $1,146,034         $110,995,122
                                    ============            ============       ==============

                                                               PUTNAM VT            PUTNAM VT
                                      PUTNAM VT                MULTI-CAP            SMALL CAP
                                   INVESTORS FUND             GROWTH FUND           VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (31)(32)     SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(197,427)                $(37,359)            $(969,760)
 Net realized gain (loss) on
  security transactions                  (423,903)                 (81,770)           (6,525,333)
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,683,524                  690,477            24,452,059
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,062,194                  571,348            16,956,966
                                    -------------             ------------        --------------
UNIT TRANSACTIONS:
 Purchases                                539,487                   22,928               618,355
 Net transfers                            958,029                1,339,921            (3,911,646)
 Surrenders for benefit
  payments and fees                    (4,915,882)                (274,253)           (7,966,452)
 Net annuity transactions                  (1,685)                      --                (7,872)
 Other                                         --                       --                    --
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,420,051)               1,088,596           (11,267,615)
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets                            4,642,143                1,659,944             5,689,351
NET ASSETS:
 Beginning of year                     65,855,439                1,570,872            76,858,612
                                    -------------             ------------        --------------
 End of year                          $70,497,582               $3,230,816           $82,547,963
                                    =============             ============        ==============

(30) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(31) Funded September 24, 2010.

(32) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $474,167             $(7,923)
 Net realized gain (loss) on
  security transactions                   (544,031)          1,182,967
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,187,162             983,115
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,117,298           2,158,159
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  57,153             127,985
 Net transfers                            (489,307)         (2,951,009)
 Surrenders for benefit
  payments and fees                       (859,991)         (1,331,190)
 Net annuity transactions                     (464)                 --
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,292,609)         (4,154,214)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (175,311)         (1,996,055)
NET ASSETS:
 Beginning of year                      13,042,547          15,116,801
                                     -------------       -------------
 End of year                           $12,867,236         $13,120,746
                                     =============       =============

(33) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (34)          SUB-ACCOUNT (35)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $130,193               $(2,255,956)              $(2,426,112)
 Net realized gain (loss) on
  security transactions              373,914                (1,974,172)               (7,124,217)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,505,927                19,266,543                29,789,701
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,010,034                15,036,415                20,239,372
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           117,088                   534,381                   861,788
 Net transfers                       739,634                (5,332,553)               (4,671,759)
 Surrenders for benefit
  payments and fees               (2,027,200)              (17,588,334)              (19,945,639)
 Net annuity transactions             (9,301)                    4,481                    (6,880)
 Other                                    --                        --                        --
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,179,779)              (22,382,025)              (23,762,490)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                         830,255                (7,345,610)               (3,523,118)
NET ASSETS:
 Beginning of year                18,682,940               161,626,313               164,780,850
                               -------------            --------------            --------------
 End of year                     $19,513,195              $154,280,703              $161,257,732
                               =============            ==============            ==============

                                      INVESCO                 INVESCO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.              INVESCO
                                      CAPITAL                 MID CAP              VAN KAMPEN V.I.
                                    GROWTH FUND             GROWTH FUND            GOVERNMENT FUND
                                  SUB-ACCOUNT (36)        SUB-ACCOUNT (37)        SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(63,047)               $(30,052)               $(522,299)
 Net realized gain (loss) on
  security transactions                  143,439                  68,032                   31,309
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            422,335                 289,282                1,271,606
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             502,727                 327,262                  780,616
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 2,230                   4,538                   20,028
 Net transfers                           272,444                 237,700                  852,109
 Surrenders for benefit
  payments and fees                     (464,512)               (270,228)              (4,475,085)
 Net annuity transactions                     --                      --                       --
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (189,838)                (27,990)              (3,602,948)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             312,889                 299,272               (2,822,332)
NET ASSETS:
 Beginning of year                     3,074,274               1,381,435               28,573,822
                                    ------------            ------------            -------------
 End of year                          $3,387,163              $1,680,707              $25,751,490
                                    ============            ============            =============

(34) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET            TOTAL RETURN
                                  ALLOCATION FUND           BOND FUND
                                  SUB-ACCOUNT (39)         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(776)                $30,467
 Net realized gain (loss) on
  security transactions                 (20,143)                 20,926
 Net realized gain on
  distributions                              --                  46,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year            69,362                 (14,873)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,443                  82,635
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   2,620
 Net transfers                           52,094                 440,621
 Surrenders for benefit
  payments and fees                     (94,628)               (251,705)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (42,534)                191,536
                                     ----------            ------------
 Net increase (decrease) in
  net assets                              5,909                 274,171
NET ASSETS:
 Beginning of year                      496,496               1,750,930
                                     ----------            ------------
 End of year                           $502,405              $2,025,101
                                     ==========            ============

(39) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC              INTERNATIONAL               MONEY
                                      VALUE FUND              EQUITY FUND             MARKET FUND
                                 SUB-ACCOUNT (40)(41)      SUB-ACCOUNT (42)        SUB-ACCOUNT (43)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,348)                $(2,364)                $(27,852)
 Net realized gain (loss) on
  security transactions                  (301,061)               (137,699)                      --
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             511,856                 165,242                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              199,447                  25,179                  (27,852)
                                     ------------             -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    471                      --                       --
 Net transfers                             10,070                     539               (3,820,749)
 Surrenders for benefit
  payments and fees                      (161,589)                (37,485)                (859,384)
 Net annuity transactions                      --                      --                       --
 Other                                         --                      --                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (151,048)                (36,946)              (4,680,133)
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets                               48,399                 (11,767)              (4,707,985)
NET ASSETS:
 Beginning of year                      1,747,745                 198,771                4,707,985
                                     ------------             -----------            -------------
 End of year                           $1,796,144                $187,004                     $ --
                                     ============             ===========            =============

                                    WELLS FARGO                                  WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT
                                     SMALL CAP             ADVANTAGE VT           SMALL CAP
                                    GROWTH FUND           DISCOVERY FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (44)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,967)              $(3,692)                $(231)
 Net realized gain (loss) on
  security transactions                   10,587                 1,668                  (477)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            669,486                82,493                15,321
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             637,106                80,469                14,613
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 6,838                    --                   240
 Net transfers                          (127,357)              122,180               (19,064)
 Surrenders for benefit
  payments and fees                     (246,041)              (40,716)               (6,379)
 Net annuity transactions                     --                    --                    --
 Other                                        --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (366,560)               81,464               (25,203)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             270,546               161,933               (10,590)
NET ASSETS:
 Beginning of year                     2,747,018               185,032               119,236
                                    ------------            ----------            ----------
 End of year                          $3,017,564              $346,965              $108,646
                                    ============            ==========            ==========

(40) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Intrinsic Value Fund.

(42) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(43) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(44) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (45)(46)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,167)                   $438
 Net realized gain (loss) on
  security transactions                   4,501                 (23,007)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            96,803                  58,262
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             97,137                  35,693
                                     ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                          (38,251)                210,123
 Surrenders for benefit
  payments and fees                     (22,738)                (24,743)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (60,989)                185,380
                                     ----------              ----------
 Net increase (decrease) in
  net assets                             36,148                 221,073
NET ASSETS:
 Beginning of year                      493,355                  34,027
                                     ----------              ----------
 End of year                           $529,503                $255,100
                                     ==========              ==========

(45) Funded July 16, 2010.

(46) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund (merged with Invesco Van Kampen V.I. Government Fund), Invesco V.I. High Yield Fund (merged with Invesco Van Kampen V.I. High Yield Fund), Invesco V.I. International Growth Fund, Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS Core Equity Series, MFS Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, MFS Value Series, Invesco Van Kampen V.I. Equity and Income Fund (merged with Invesco V.I. Select Dimensions Balanced Fund), UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Growth Portfolio (formerly Morgan Stanley -- Capital Growth Portfolio), Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Small- & Mid-Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (formerly Wells Fargo Advantage VT Core Equity Fund).

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    During 2010 the following Sub-Account was liquidated: Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

-------------------------------------------------------------------------------

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       g) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $7,107,179     $22,562,480
AllianceBernstein VPS International Value
 Portfolio                                            33,041,832      38,800,807
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             5,726,352      11,884,112
AllianceBernstein VPS Value Portfolio                  7,882,304      22,741,367
AllianceBernstein VPS International Growth
 Portfolio                                             2,783,042       5,722,717
Invesco V.I. Government Securities Fund*              30,272,547      35,246,165
Invesco V.I. High Yield Fund*                         25,141,488      25,583,633
Invesco V.I. International Growth Fund                   124,563         144,067
Invesco V.I. Dividend Growth Fund*                    82,472,085      96,768,602
American Funds Global Growth Fund                      3,920,977      14,391,255
American Funds Growth Fund                            11,432,779      74,205,732
American Funds Growth-Income Fund                     10,098,760      58,402,428
American Funds International Fund                      7,173,358      28,537,677
American Funds Global Small Capitalization Fund        2,582,014      11,454,848
Wells Fargo Advantage VT Omega Growth Fund               268,316         929,959
Fidelity VIP Equity-Income Portfolio                   9,800,766      22,881,052
Fidelity VIP Growth Portfolio                          8,560,009      13,076,751
Fidelity VIP Contrafund Portfolio                     15,285,504     102,523,566
Fidelity VIP Mid Cap Portfolio                        10,651,959      37,409,308
Fidelity VIP Value Strategies Portfolio                3,067,199       8,160,461
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,253,141       1,164,663
Franklin Income Securities Fund                          300,550         551,158
Franklin Small-Mid Cap Growth Securities Fund          3,244,226      10,407,791
Franklin Small Cap Value Securities Fund                 120,368         120,619
Franklin Strategic Income Securities Fund             15,295,016      33,667,911
Mutual Shares Securities Fund                          4,362,703      23,248,527
Templeton Developing Markets Securities Fund           3,133,599       9,527,607
Templeton Growth Securities Fund                       1,746,736       8,123,679
Mutual Global Discovery Securities Fund                   91,103          44,605
Templeton Global Bond Securities Fund                    423,584         244,068
Hartford Advisers HLS Fund                             5,957,646      12,962,525
Hartford Total Return Bond HLS Fund                   80,558,646     161,734,292
Hartford Capital Appreciation HLS Fund                21,496,092      36,778,539
Hartford Dividend and Growth HLS Fund                 32,064,215      81,052,620
Hartford Global Research HLS Fund                        686,507         888,119
Hartford Global Growth HLS Fund                        1,622,342       3,311,394
Hartford Disciplined Equity HLS Fund                   9,580,115      75,759,648
Hartford Growth HLS Fund                               4,581,282      11,361,155
Hartford Growth Opportunities HLS Fund                 9,234,533      27,631,006
Hartford High Yield HLS Fund                          36,182,209      36,542,977
Hartford Index HLS Fund                                3,526,346       9,029,383
Hartford International Opportunities HLS Fund         17,589,466      42,238,176
Hartford Small/Mid Cap Equity HLS Fund                 5,262,932       7,409,148
Hartford MidCap Value HLS Fund                         4,418,036       5,236,056
Hartford Money Market HLS Fund                       156,857,345     159,731,141
Hartford Small Company HLS Fund                       11,185,182      19,803,369
Hartford SmallCap Growth HLS Fund                     11,476,640      18,932,213
Hartford Stock HLS Fund                                2,884,956       8,924,102
Hartford U.S. Government Securities HLS Fund          55,771,515      95,263,778
Hartford Value HLS Fund                                9,674,150      32,654,747
American Funds Bond HLS Fund                             868,118       1,960,829
American Funds Global Growth HLS Fund                     40,544          45,587
American Funds Global Small Capitalization HLS
 Fund                                                    131,159          60,912
American Funds Growth HLS Fund                           249,491         618,847
American Funds Growth-Income HLS Fund                     59,707         245,456

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds International HLS Fund                   $522,721        $242,137
Lord Abbett Fundamental Equity Fund                    7,542,963       8,171,354
Lord Abbett Capital Structure Fund                     3,709,261       6,351,801
Lord Abbett Bond Debenture Fund                       32,651,535      28,599,146
Lord Abbett Growth and Income Fund                     5,577,235      38,589,331
Lord Abbett Classic Stock Fund                         2,297,578       4,569,172
MFS Core Equity Series                                   760,268       1,612,948
MFS Growth Series                                        769,116       2,534,730
MFS Investors Growth Stock Series                        500,584       1,654,441
MFS Investors Trust Series                               755,673       4,137,328
MFS Total Return Series                                9,483,810      39,482,902
MFS Value Series                                         192,561         308,132
Invesco Van Kampen V.I. Equity and Income Fund*       35,868,380      48,918,673
UIF Core Plus Fixed Income Portfolio                  13,165,943      30,495,395
UIF Emerging Markets Debt Portfolio                    2,070,955       4,198,300
UIF Emerging Markets Equity Portfolio                  9,224,679      31,107,396
UIF Mid Cap Growth Portfolio                          12,360,043      17,610,974
Invesco Van Kampen V.I. Mid Cap Value Fund             4,926,337      19,243,139
Morgan Stanley -- Focus Growth Portfolio               2,284,539      18,685,923
Morgan Stanley -- Multi Cap Growth Portfolio*            918,943       4,680,488
Morgan Stanley -- Mid Cap Growth Portfolio             2,830,967       8,890,454
Morgan Stanley -- Flexible Income Portfolio            3,372,004       6,415,026
Morgan Stanley -- Growth Portfolio*                    2,052,743       8,202,387
Morgan Stanley -- Money Market Portfolio              65,549,966      80,448,711
Morgan Stanley -- Global Infrastructure
 Portfolio                                             3,309,834       7,357,377
Invesco V.I. Select Dimensions Equally Weighted
 S&P 500 Fund                                          5,471,449      23,972,578
UIF Small Company Growth Portfolio                     1,799,757       4,062,683
UIF Global Franchise Portfolio                         3,267,595       8,876,427
Oppenheimer Small- & Mid-Cap Growth Fund/VA            7,951,079       5,302,044
Oppenheimer Capital Appreciation Fund/VA               3,120,605      20,105,357
Oppenheimer Global Securities Fund/VA                  8,463,425      53,815,750
Oppenheimer Main Street Fund/VA                        1,538,532       3,566,022
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                             11,775,516      34,878,940
Putnam VT Diversified Income Fund                     29,643,551      32,524,570
Putnam VT Global Asset Allocation Fund                 5,201,547       4,606,348
Putnam VT Growth and Income Fund                         587,238       1,298,550
Putnam VT International Value Fund                       647,451         531,090
Putnam VT International Equity Fund                   15,399,533      19,198,394
Putnam VT Investors Fund                               4,572,288      14,213,358
Putnam VT Multi-Cap Growth Fund                        1,447,403       2,158,114
Putnam VT Small Cap Value Fund                         7,433,981      21,645,957
Putnam VT George Putnam Balanced Fund                  2,267,001       2,546,563
Putnam VT Voyager Fund                                14,998,726       9,893,286
Putnam VT Equity Income Fund                           7,138,075       5,626,853
Invesco Van Kampen V.I. Growth and Income Fund         7,979,624      36,892,717
Invesco Van Kampen V.I. Comstock Fund                  8,275,301      38,347,140
Invesco Van Kampen V.I. Capital Growth Fund              652,876       1,635,599
Invesco Van Kampen V.I. Mid Cap Growth Fund              257,877         777,108
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     15,693         195,931
Wells Fargo Advantage VT Total Return Bond Fund        1,453,299         677,561
Wells Fargo Advantage VT Intrinsic Value Fund             69,940         370,575
Wells Fargo Advantage VT International Equity
 Fund                                                     96,669          90,369
Wells Fargo Advantage VT Small Cap Growth Fund           223,693         908,705
Wells Fargo Advantage VT Discovery Fund                  100,729          60,078
Wells Fargo Advantage VT Small Cap Value Fund                967          14,440
Wells Fargo Advantage VT Opportunity Fund*               377,311         416,436

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            475,880      1,920,949     (1,445,069)
AllianceBernstein VPS
 International Value
 Portfolio                          3,029,691      3,995,862       (966,171)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                            426,422        899,005       (472,583)
AllianceBernstein VPS Value
 Portfolio                            791,964      2,422,196     (1,630,232)
AllianceBernstein VPS
 International Growth
 Portfolio                            308,109        726,229       (418,120)
Invesco V.I. Government
 Securities Fund*                   2,901,159      3,236,027       (334,868)
Invesco V.I. High Yield Fund*       2,249,937      2,019,100        230,837
Invesco V.I. International
 Growth Fund                           12,623         14,032         (1,409)
Invesco V.I. Dividend Growth
 Fund*                              7,690,594      7,634,175         56,419
American Funds Global Growth
 Fund                                 274,567      1,127,021       (852,454)
American Funds Growth Fund            902,194      6,663,467     (5,761,273)
American Funds Growth-Income
 Fund                                 618,465      4,706,553     (4,088,088)
American Funds International
 Fund                                 492,771      2,264,788     (1,772,017)
American Funds Global Small
 Capitalization Fund                  137,817        677,327       (539,510)
Wells Fargo Advantage VT Omega
 Growth Fund                           21,328         69,340        (48,012)
Fidelity VIP Equity-Income
 Portfolio                            753,518      2,138,027     (1,384,509)
Fidelity VIP Growth Portfolio         731,298      1,110,992       (379,694)
Fidelity VIP Contrafund
 Portfolio                            975,485      7,703,545     (6,728,060)
Fidelity VIP Mid Cap Portfolio        744,116      2,542,149     (1,798,033)
Fidelity VIP Value Strategies
 Portfolio                            254,586        721,696       (467,110)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               146,358        127,165         19,193
Franklin Income Securities
 Fund                                   8,109         46,633        (38,524)
Franklin Small-Mid Cap Growth
 Securities Fund                      328,035      1,003,731       (675,696)
Franklin Small Cap Value
 Securities Fund                       10,703         10,085            618
Franklin Strategic Income
 Securities Fund                      536,245      1,799,639     (1,263,394)
Mutual Shares Securities Fund         200,318      1,631,207     (1,430,889)
Templeton Developing Markets
 Securities Fund                      131,360        413,920       (282,560)
Templeton Growth Securities
 Fund                                 123,322        668,842       (545,520)
Mutual Global Discovery
 Securities Fund                        7,050          4,440          2,610
Templeton Global Bond
 Securities Fund                       24,683         17,056          7,627
Hartford Advisers HLS Fund          3,195,034      8,159,797     (4,964,763)
Hartford Total Return Bond HLS
 Fund                              33,016,644     71,392,039    (38,375,395)
Hartford Capital Appreciation
 HLS Fund                           1,787,444      3,043,002     (1,255,558)
Hartford Dividend and Growth
 HLS Fund                          11,550,258     38,807,241    (27,256,983)
Hartford Global Research HLS
 Fund                                  67,465         89,745        (22,280)
Hartford Global Growth HLS
 Fund                                 947,599      1,947,705     (1,000,106)
Hartford Disciplined Equity
 HLS Fund                           3,469,672     58,241,019    (54,771,347)
Hartford Growth HLS Fund            3,049,992      7,918,537     (4,868,545)
Hartford Growth Opportunities
 HLS Fund                           4,024,641     15,276,548    (11,251,907)
Hartford High Yield HLS Fund       14,925,121     18,916,179     (3,991,058)
Hartford Index HLS Fund             2,211,557      6,930,256     (4,718,699)
Hartford International
 Opportunities HLS Fund            10,858,801     24,279,647    (13,420,846)
Hartford Small/Mid Cap Equity
 HLS Fund                             442,401        783,556       (341,155)
Hartford MidCap Value HLS Fund        366,697        436,173        (69,476)
Hartford Money Market HLS Fund    116,840,768    120,033,517     (3,192,749)
Hartford Small Company HLS
 Fund                               5,328,873      9,085,598     (3,756,725)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
 Fund                               6,028,905     10,871,193     (4,842,288)
Hartford Stock HLS Fund             1,616,784      5,906,791     (4,290,007)
Hartford U.S. Government
 Securities HLS Fund               41,423,335     78,254,147    (36,830,812)
Hartford Value HLS Fund             5,669,185     23,686,064    (18,016,879)
American Funds Bond HLS Fund           69,418        181,143       (111,725)
American Funds Global Growth
 HLS Fund                               4,118          4,614           (496)
American Funds Global Small
 Capitalization HLS Fund               13,597          5,604          7,993
American Funds Growth HLS Fund         28,082         60,392        (32,310)
American Funds Growth-Income
 HLS Fund                               6,816         24,995        (18,179)
American Funds International
 HLS Fund                              57,301         23,436         33,865
Lord Abbett Fundamental Equity
 Fund                                 498,559        608,375       (109,816)
Lord Abbett Capital Structure
 Fund                                 252,963        509,187       (256,224)
Lord Abbett Bond Debenture
 Fund                               1,897,989      2,016,734       (118,745)
Lord Abbett Growth and Income
 Fund                                 441,767      3,586,660     (3,144,893)
Lord Abbett Classic Stock Fund        192,712        374,991       (182,279)
MFS Core Equity Series                 92,836        208,813       (115,977)
MFS Growth Series                     101,938        351,256       (249,318)
MFS Investors Growth Stock
 Series                                67,564        221,630       (154,066)
MFS Investors Trust Series             69,548        420,983       (351,435)
MFS Total Return Series               523,220      2,772,065     (2,248,845)
MFS Value Series                       17,255         29,634        (12,379)
Invesco Van Kampen V.I. Equity
 and Income Fund*                   2,880,740      3,802,723       (921,983)
UIF Core Plus Fixed Income
 Portfolio                            821,741      2,100,145     (1,278,404)
UIF Emerging Markets Debt
 Portfolio                             73,841        173,166        (99,325)
UIF Emerging Markets Equity
 Portfolio                            500,292      1,655,456     (1,155,164)
UIF Mid Cap Growth Portfolio          722,616      1,036,894       (314,278)
Invesco Van Kampen V.I. Mid
 Cap Value Fund                       305,593      1,157,005       (851,412)
Morgan Stanley -- Focus Growth
 Portfolio                            281,305      1,309,271     (1,027,966)
Morgan Stanley -- Multi Cap
 Growth Portfolio*                    147,122        664,343       (517,221)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     232,980        531,671       (298,691)
Morgan Stanley -- Flexible
 Income Portfolio                     192,569        542,386       (349,817)
Morgan Stanley -- Growth
 Portfolio*                           212,057        782,381       (570,324)
Morgan Stanley -- Money Market
 Portfolio                          6,650,251      8,056,625     (1,406,374)
Morgan Stanley -- Global
 Infrastructure Portfolio              96,101        491,327       (395,226)
Invesco V.I. Select Dimensions
 Equally Weighted S&P 500
 Fund                                 332,613      1,531,365     (1,198,752)
UIF Small Company Growth
 Portfolio                             99,067        274,559       (175,492)
UIF Global Franchise Portfolio        140,873        435,785       (294,912)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                       763,104        505,383        257,721
Oppenheimer Capital
 Appreciation Fund/VA                 302,419      1,839,755     (1,537,336)
Oppenheimer Global Securities
 Fund/VA                              452,036      3,982,428     (3,530,392)
Oppenheimer Main Street
 Fund/VA                              144,175        337,174       (192,999)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA*                 1,006,827      2,766,651     (1,759,824)
Putnam VT Diversified Income
 Fund                               1,061,449      1,591,116       (529,667)
Putnam VT Global Asset
 Allocation Fund                      211,326        191,666         19,660
Putnam VT Growth and Income
 Fund                                  21,686         59,441        (37,755)
Putnam VT International Value
 Fund                                  89,435         75,486         13,949
Putnam VT International Equity
 Fund                               1,020,231      1,308,769       (288,538)
Putnam VT Investors Fund              505,244      1,638,873     (1,133,629)
Putnam VT Multi-Cap Growth
 Fund                                 112,435        174,707        (62,272)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund        370,671        988,078       (617,407)
Putnam VT George Putnam
 Balanced Fund                        189,789        222,789        (33,000)
Putnam VT Voyager Fund                794,647        683,770        110,877
Putnam VT Equity Income Fund          466,927        364,012        102,915
Invesco Van Kampen V.I. Growth
 and Income Fund                      461,510      2,454,309     (1,992,799)
Invesco Van Kampen V.I.
 Comstock Fund                        447,590      2,483,854     (2,036,264)
Invesco Van Kampen V.I.
 Capital Growth Fund                   44,779        112,169        (67,390)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                       17,721         53,057        (35,336)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 17,357        167,314       (149,957)
Wells Fargo Advantage VT Total
 Return Bond Fund                     930,768        487,375        443,393
Wells Fargo Advantage VT
 Intrinsic Value Fund                  78,048        324,045       (245,997)
Wells Fargo Advantage VT
 International Equity Fund              7,187          7,021            166
Wells Fargo Advantage VT Small
 Cap Growth Fund                      127,803        529,322       (401,519)
Wells Fargo Advantage VT
 Discovery Fund                         7,305          4,186          3,119
Wells Fargo Advantage VT Small
 Cap Value Fund                            26          1,023           (997)
Wells Fargo Advantage VT
 Opportunity Fund*                     25,480         36,000        (10,520)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            374,387      1,769,439     (1,395,052)
AllianceBernstein VPS
 International Value Portfolio      2,652,007      4,359,121     (1,707,114)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                1,099,612        928,360        171,252
AllianceBernstein VPS Value
 Portfolio                            989,113      2,057,220     (1,068,107)
AllianceBernstein VPS
 International Growth
 Portfolio                            673,193        885,007       (211,814)
Invesco V.I. International
 Growth Fund                           28,064          9,540         18,524
American Funds Global Growth
 Fund                                 359,113        923,166       (564,053)
American Funds Growth Fund          1,133,260      6,836,142     (5,702,882)
American Funds Growth-Income
 Fund                                 899,671      4,715,036     (3,815,365)
American Funds International
 Fund                                 618,885      2,501,611     (1,882,726)
American Funds Global Small
 Capitalization Fund                  205,870        599,908       (394,038)
Wells Fargo Advantage VT Omega
 Growth Fund                          481,991      3,971,802     (3,489,811)
Fidelity VIP Equity-Income
 Portfolio                            750,265      1,952,194     (1,201,929)
Fidelity VIP Growth Portfolio         326,375        851,000       (524,625)
Fidelity VIP Contrafund
 Portfolio                            789,463      6,592,237     (5,802,774)
Fidelity VIP Mid Cap Portfolio      1,252,741      1,867,201       (614,460)
Fidelity VIP Value Strategies
 Portfolio                            655,930        713,815        (57,885)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               246,754        250,409         (3,655)
Franklin Income Securities Fund        65,347         93,961        (28,614)
Franklin Small-Mid Cap Growth
 Securities Fund                      362,937      1,121,809       (758,872)
Franklin Small Cap Value
 Securities Fund                       16,108          7,337          8,771
Franklin Strategic Income
 Securities Fund                    1,071,561      1,842,729       (771,168)
Mutual Shares Securities Fund         311,381      1,555,465     (1,244,084)
Templeton Developing Markets
 Securities Fund                      223,711        371,999       (148,288)
Templeton Growth Securities
 Fund                                 170,267        755,931       (585,664)
Mutual Global Discovery
 Securities Fund                        3,824         15,952        (12,128)
Templeton Global Bond
 Securities Fund                       33,503          8,126         25,377

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund         11,681,659     16,402,037     (4,720,378)
Hartford Total Return Bond HLS
 Fund                              39,329,317     62,985,910    (23,656,593)
Hartford Capital Appreciation
 HLS Fund                           3,361,495      2,612,844        748,651
Hartford Dividend and Growth
 HLS Fund                           8,192,016     33,196,874    (25,004,858)
Hartford Global Research HLS
 Fund                                 181,782        220,167        (38,385)
Hartford Global Growth HLS Fund       965,360      2,253,300     (1,287,940)
Hartford Disciplined Equity HLS
 Fund                              10,261,457     53,218,527    (42,957,070)
Hartford Growth HLS Fund           15,069,564     15,267,835       (198,271)
Hartford Growth Opportunities
 HLS Fund                           4,352,827     16,297,719    (11,944,892)
Hartford High Yield HLS Fund       19,431,295     15,651,061      3,780,234
Hartford Index HLS Fund             2,669,724      4,783,497     (2,113,773)
Hartford International
 Opportunities HLS Fund            63,808,718     91,659,452    (27,850,734)
Hartford Small/Mid Cap Equity
 HLS Fund                             869,501        983,919       (114,418)
Hartford MidCap Value HLS Fund      1,197,586        985,081        212,505
Hartford Money Market HLS Fund     75,967,814    133,190,690    (57,222,876)
Hartford Small Company HLS Fund     4,480,407      6,760,265     (2,279,858)
Hartford SmallCap Growth HLS
 Fund                               7,798,822      7,946,628       (147,806)
Hartford Stock HLS Fund             1,979,350      6,285,737     (4,306,387)
Hartford U.S. Government
 Securities HLS Fund               55,066,282     76,355,722    (21,289,440)
Hartford Value HLS Fund            73,154,317     79,376,723     (6,222,406)
American Funds Bond HLS Fund          216,560         56,381        160,179
American Funds Global Growth
 HLS Fund                               5,362          4,609            753
American Funds Global Small
 Capitalization HLS Fund               14,434         16,939         (2,505)
American Funds Growth HLS Fund         89,557         52,557         37,000
American Funds Growth-Income
 HLS Fund                              42,969         30,463         12,506
American Funds International
 HLS Fund                              94,684         37,738         56,946
Lord Abbett Fundamental Equity
 Fund                                 406,710        514,834       (108,124)
Lord Abbett Capital Structure
 Fund                                 105,117        376,537       (271,420)
Lord Abbett Bond Debenture Fund     1,477,703      1,653,799       (176,096)
Lord Abbett Growth and Income
 Fund                                 414,447      3,278,024     (2,863,577)
Lord Abbett Classic Stock Fund        294,263        395,885       (101,622)
MFS Core Equity Series                 66,477        177,056       (110,579)
MFS Growth Series                      79,781        350,292       (270,511)
MFS Investors Growth Stock
 Series                                63,588        178,998       (115,410)
MFS Investors Trust Series             89,131        472,049       (382,918)
MFS Total Return Series               670,063      2,379,923     (1,709,860)
MFS Value Series                       56,042         13,797         42,245
Invesco Van Kampen V.I. Equity
 and Income Fund                      155,042        440,940       (285,898)
UIF Core Plus Fixed Income
 Portfolio                            953,969      2,390,358     (1,436,389)
UIF Emerging Markets Debt
 Portfolio                            146,641        146,335            306
UIF Emerging Markets Equity
 Portfolio                          1,266,075      1,524,797       (258,722)
Invesco Van Kampen V. I. High
 Yield Fund                           298,658        538,801       (240,143)
UIF Mid Cap Growth Portfolio          643,392        734,860        (91,468)
Invesco Van Kampen V. I. Mid
 Cap value Fund                       713,397      1,298,511       (585,114)
Morgan Stanley -- Focus Growth
 Portfolio                            347,198      1,997,406     (1,650,208)
Invesco V.I. Select Dimensions
 Balanced Fund                         83,979        897,437       (813,458)
Morgan Stanley -- Capital
 Opportunities Portfolio              165,309        608,232       (442,923)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Mid Cap
 Growth Portfolio                     305,966        473,848       (167,882)
Morgan Stanley -- Flexible
 Income Portfolio                     212,189        632,005       (419,816)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio            391,336      1,976,628     (1,585,292)
Morgan Stanley -- Capital
 Growth Portfolio                     207,481        855,411       (647,930)
Morgan Stanley -- Money Market
 Portfolio                          4,525,168      8,337,555     (3,812,387)
Morgan Stanley -- Global
 Infrastructure Portfolio             119,178        594,373       (475,195)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500 Fund        446,994      1,716,445     (1,269,451)
UIF Small Company Growth
 Portfolio                             85,358        228,836       (143,478)
UIF Global Franchise Portfolio        190,971        363,583       (172,612)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                       369,191        147,959        221,232
Oppenheimer Capital
 Appreciation Fund/VA                 769,930      1,803,948     (1,034,018)
Oppenheimer Global Securities
 Fund/VA                              588,743      3,345,895     (2,757,152)
Oppenheimer Main Street Fund/VA       149,777        237,061        (87,284)
Oppenheimer Main Street Small
 Cap Fund/VA                          756,923      2,619,376     (1,862,453)
Putnam VT Diversified Income
 Fund                               1,680,546      2,158,309       (477,763)
Putnam VT Global Asset
 Allocation Fund                      154,557        131,305         23,252
Putnam VT Growth and Income
 Fund                                  22,228         44,778        (22,550)
Putnam VT International Value
 Fund                                  71,020         33,464         37,556
Putnam VT International Equity
 Fund                                 750,750      1,606,797       (856,047)
Putnam VT Investors Fund              947,636      1,422,391       (474,755)
Putnam VT Multi-Cap Growth Fund       586,616        505,089         81,527
Putnam VT Small Cap Value Fund        299,308        902,425       (603,117)
Putnam VT George Putnam
 Balanced Fund                         86,430        218,434       (132,004)
Putnam VT Voyager Fund                488,074        716,036       (227,962)
Putnam VT Equity Income Fund          187,209        273,996        (86,787)
Invesco Van Kampen V.I. Growth
 and Income Fund                      494,686      2,117,389     (1,622,703)
Invesco Van Kampen V.I.
 Comstock Fund                        563,390      2,367,732     (1,804,342)
Invesco Van Kampen V.I. Capital
 Growth Fund                           92,045        108,635        (16,590)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                           82,412         86,639         (4,227)
Invesco Van Kampen V.I.
 Government Fund                      517,316        850,363       (333,047)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 48,838         90,520        (41,682)
Wells Fargo Advantage VT Total
 Return Bond Fund                     486,677        360,316        126,361
Wells Fargo Advantage VT
 Intrinsic Value Fund               1,536,633      1,648,436       (111,803)
Wells Fargo Advantage VT
 International Equity Fund             21,390        213,939       (192,549)
Wells Fargo Advantage VT Small
 Cap Growth Fund                      219,641        464,850       (245,209)
Wells Fargo Advantage VT
 Discovery Fund                        10,285          3,830          6,455
Wells Fargo Advantage VT Small
 Cap Value Fund                           410          2,582         (2,172)
Wells Fargo Advantage VT
 Opportunity Fund                          38          5,578         (5,540)
Wells Fargo Advantage VT Core
 Equity Fund                          266,879        285,165        (18,286)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                               6,645,785      $11.391416      to      $12.906986         $71,764,615
 2010                               8,090,854       10.720387      to       11.838977          91,243,586
 2009                               9,485,906        9.960690      to       10.814618          98,415,836
 2008                              10,845,364        8.249888      to        8.806247          92,416,219
 2007                               9,005,086       12.043388      to       12.638593         111,082,831
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                              21,686,937        7.996803      to       11.058787         163,784,891
 2010                              22,653,108       10.000912      to       14.095784         215,349,686
 2009                              24,360,222        6.097831      to        9.660906         225,461,994
 2008                              27,561,830        4.650983      to        7.244492         193,054,337
 2007                              24,526,181       10.203042      to       15.623839         373,615,871
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                               2,504,848       12.483330      to       16.637043          29,667,108
 2010                               2,977,431       12.463674      to       13.763974          39,082,647
 2009                               2,806,179       10.089911      to       10.954830          29,517,468
 2008                               3,117,531        7.247982      to        7.736813          23,356,681
 2007                               3,310,994       11.560375      to       12.131787          39,192,458
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                              11,053,341        8.798492      to       12.481891          92,172,540
 2010                              12,683,573        9.212624      to       13.320158         111,430,522
 2009                              13,751,680        8.330677      to       12.276059         110,062,067
 2008                              14,630,116        6.496340      to        6.934511          98,233,127
 2007                              12,339,800       11.286935      to       11.844777         142,655,384
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                               1,789,987        6.872697      to       13.042261          11,943,636
 2010                               2,208,107        8.247734      to       15.952061          17,730,069
 2009                               2,419,921        7.098724      to        7.379407          17,507,794
 2008                               2,079,336        5.227997      to        5.339751          10,978,183
 2007                                 157,776       10.502108      to       10.541737           1,658,536
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                               2,043,418       10.470217      to       10.582701          21,523,290
INVESCO V.I. HIGH YIELD FUND+
 2011                               1,727,044        9.619164      to        9.737940          16,748,984
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                                 107,756        8.710644      to        8.811351             948,572
 2010                                 109,165        9.488000      to        9.568935           1,043,769
 2009                                  90,641        8.535965      to        8.582995             777,469
 2008                                  29,800        6.409804      to        6.425832             191,441
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                               6,602,494        9.574800      to        9.712980          63,991,765

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.75%     to       2.65%        --      to       2.27%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.52%     to       2.56%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.91%     to       1.14%      21.44%     to       23.52%
 2008                           0.75%     to       2.45%      3.17%     to       3.49%     (31.50)%    to      (30.32)%
 2007                           0.75%     to       2.45%      1.97%     to       2.02%       2.72%     to        4.48%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      3.85%     to       5.13%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.68%     to      11.35%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.08%     to       1.14%      31.11%     to       33.36%
 2008                           0.75%     to       2.45%      0.90%     to       0.92%     (54.42)%    to      (53.63)%
 2007                           0.75%     to       2.45%      0.98%     to       0.98%      (1.66)%    to        4.79%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%        --      to       0.26%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.29%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.81%     to       0.82%      39.21%     to       41.59%
 2008                           0.75%     to       2.45%      0.40%     to       0.46%     (37.30)%    to      (36.23)%
 2007                           0.75%     to       2.45%      0.62%     to       0.67%      (0.93)%    to        0.77%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.78%     to       1.16%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      0.97%     to       1.77%       8.51%     to       10.59%
 2009                           0.75%     to       2.65%      2.97%     to       2.97%      17.87%     to       20.13%
 2008                           0.75%     to       2.45%      2.36%     to       2.59%     (42.44)%    to      (41.46)%
 2007                           0.75%     to       2.45%      1.08%     to       1.23%      (6.48)%    to       (4.88)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.69%     to       2.83%     (18.24)%    to      (16.67)%
 2010                           0.75%     to       2.65%      1.81%     to       1.97%       9.66%     to       11.77%
 2009                           0.75%     to       2.45%      4.80%     to       4.80%      35.87%     to       38.20%
 2008                           0.75%     to       2.40%        --      to         --      (50.18)%    to      (49.35)%
 2007                           0.75%     to       2.10%      0.42%     to       0.42%       1.40%     to        1.58%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                           1.50%     to       2.85%        --      to         --        4.70%     to        5.83%
INVESCO V.I. HIGH YIELD FUND+
 2011                           1.30%     to       2.85%        --      to         --       (3.81)%    to       (2.62)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                           1.00%     to       1.30%      1.12%     to       1.16%      (8.19)%    to       (7.92)%
 2010                           1.00%     to       1.30%      1.94%     to       1.97%      11.15%     to       11.49%
 2009                           1.00%     to       1.30%      1.87%     to       2.10%      33.17%     to       33.57%
 2008                           1.00%     to       1.30%      2.04%     to       2.08%     (37.82)%    to      (37.70)%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.30%     to       2.85%        --      to         --       (4.25)%    to       (2.87)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                               3,395,209       $1.600797      to      $14.128659         $38,050,062
 2010                               4,247,663        1.779930      to       15.955411          52,943,447
 2009                               4,811,716        1.613666      to       14.722940          54,444,590
 2008                               5,312,188        1.148788      to        7.159287          42,971,049
 2007                               6,495,920        1.889019      to       11.926853          86,656,043
AMERICAN FUNDS GROWTH FUND
 2011                              20,348,343        1.302357      to       15.018465         199,614,005
 2010                              26,109,616        1.378355      to       16.143452         271,805,110
 2009                              31,812,498        1.176587      to       13.995310         282,227,228
 2008                              36,355,634        0.855005      to        5.680541         235,077,488
 2007                              43,200,530        1.546007      to       10.406277         504,644,019
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                              15,741,364        1.173261      to       13.536212         179,282,344
 2010                              19,829,452        1.210780      to       14.187486         233,613,057
 2009                              23,644,817        1.100825      to       13.129161         255,479,386
 2008                              26,923,767        0.849750      to        8.391543         226,211,648
 2007                              33,100,451        1.385135      to       13.858148         457,173,530
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                               6,961,481        1.534576      to       13.038067          71,526,671
 2010                               8,733,498        1.807016      to       15.593154         106,346,684
 2009                              10,616,224        1.707156      to       14.961293         121,552,054
 2008                              12,315,028        1.208820      to        7.122349         100,070,974
 2007                              14,656,809        2.116001      to       12.631102         208,173,363
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                               1,532,597        1.741965      to       15.531967          20,479,653
 2010                               2,072,107        2.182637      to       19.765808          35,102,714
 2009                               2,466,145        1.806309      to       16.612984          34,878,989
 2008                               2,723,676        1.134516      to        7.816645          24,364,190
 2007                               3,363,920        2.472943      to       17.261982          65,484,692
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 216,524       11.576024      to       11.788274           2,535,732
 2010                                 264,536       12.552740      to       12.624085           3,332,714
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                               9,752,337       10.426975      to       14.194812          96,421,077
 2010                              11,136,846       10.437162      to       14.503942         110,848,898
 2009                              12,338,775        8.427667      to        9.150684         108,465,628
 2008                              13,563,228        6.649588      to        7.098308          93,228,990
 2007                              12,007,596       11.916841      to       12.505825         146,575,444
FIDELITY VIP GROWTH PORTFOLIO
 2011                               3,257,118       11.530588      to       14.716451          35,588,924
 2010                               3,636,812       11.621232      to       15.140265          40,241,265
 2009                               4,161,437        8.706200      to        9.453023          37,759,820
 2008                               4,718,917        6.972324      to        7.442810          33,982,335
 2007                               5,028,730       13.561428      to       14.231633          69,744,247

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           1.30%     to       2.85%      0.58%     to       1.10%     (11.45)%    to      (10.06)%
 2010                           1.30%     to       2.85%      1.44%     to       1.50%       8.61%     to       10.30%
 2009                           1.30%     to       2.65%      0.94%     to       1.35%      38.58%     to       40.47%
 2008                           1.30%     to       2.60%      1.53%     to       1.75%     (39.97)%    to      (39.19)%
 2007                           1.30%     to       2.60%      2.66%     to       2.72%      11.90%     to       13.37%
AMERICAN FUNDS GROWTH FUND
 2011                           1.30%     to       2.85%      0.54%     to       0.67%      (6.97)%    to       (5.51)%
 2010                           1.30%     to       2.85%      0.69%     to       1.04%      15.35%     to       17.15%
 2009                           1.30%     to       2.85%      0.65%     to       2.23%      35.50%     to       37.61%
 2008                           1.30%     to       2.60%      0.72%     to       0.73%     (45.41)%    to      (44.70)%
 2007                           1.30%     to       2.60%      0.72%     to       0.77%       9.47%     to       10.90%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           1.30%     to       2.85%      1.42%     to       1.43%      (4.59)%    to       (3.10)%
 2010                           1.30%     to       2.85%      1.50%     to       2.38%       8.30%     to        9.99%
 2009                           1.30%     to       2.65%      1.60%     to       4.23%      27.81%     to       29.55%
 2008                           1.30%     to       2.60%      1.59%     to       1.63%     (39.45)%    to      (38.65)%
 2007                           1.30%     to       2.60%      1.39%     to       1.50%       2.35%     to        3.69%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           1.30%     to       2.85%      1.61%     to       1.79%     (16.39)%    to      (15.08)%
 2010                           1.30%     to       2.85%      1.96%     to       3.01%       4.22%     to        5.85%
 2009                           1.30%     to       2.85%      1.13%     to       1.53%      39.05%     to       41.23%
 2008                           1.30%     to       2.60%      1.63%     to       1.66%     (43.61)%    to      (42.87)%
 2007                           1.30%     to       2.60%      1.35%     to       1.50%      16.94%     to       18.47%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           1.30%     to       2.85%      1.25%     to       1.40%     (21.42)%    to      (20.19)%
 2010                           1.30%     to       2.85%      1.79%     to       2.02%      18.98%     to       20.83%
 2009                           1.30%     to       2.85%      0.28%     to       1.03%      56.77%     to       59.21%
 2008                           1.30%     to       2.60%        --      to         --      (54.72)%    to      (54.12)%
 2007                           1.30%     to       2.60%      2.85%     to       3.01%      18.31%     to       19.86%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.40%        --      to         --       (7.78)%    to       (6.62)%
 2010                           0.52%     to       1.09%        --      to         --       25.53%     to       26.24%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                           0.75%     to       2.70%      2.32%     to       2.47%      (2.03)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.59%     to       3.28%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      1.97%     to       2.15%      26.74%     to       28.91%
 2008                           0.75%     to       2.45%      1.83%     to       2.51%     (44.20)%    to      (43.24)%
 2007                           0.75%     to       2.45%      1.80%     to       2.25%      (1.18)%    to        0.52%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.75%     to       2.70%      0.12%     to       0.14%      (2.70)%    to       (0.78)%
 2010                           0.75%     to       2.65%      0.03%     to       0.03%      20.63%     to       22.94%
 2009                           0.75%     to       2.45%      0.20%     to       0.23%      24.87%     to       27.01%
 2008                           0.75%     to       2.45%      0.60%     to       0.64%     (48.59)%    to      (47.70)%
 2007                           0.75%     to       2.45%      0.21%     to       0.23%      23.60%     to       25.71%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                              34,768,858      $12.572635      to      $14.500794        $415,815,519
 2010                              41,496,918       13.030114      to       15.340729         517,456,721
 2009                              47,299,692       10.340831      to       11.227714         511,511,847
 2008                              52,886,872        7.822733      to        8.350476         428,699,864
 2007                              48,339,129       13.989471      to       14.680736         693,801,805
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               8,854,514       13.494815      to       15.501125         112,915,561
 2010                              10,652,547       15.251669      to       17.883417         154,545,822
 2009                              11,267,007       11.951681      to       14.282434         129,049,709
 2008                              11,660,937        8.071916      to        8.616452          97,211,504
 2007                              11,604,207       13.697774      to       14.374716         162,830,523
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                               1,019,981       10.776854      to       17.884524          10,442,095
 2010                               1,487,091       11.936816      to       20.221422          16,860,050
 2009                               1,544,976        9.519435      to       16.435205          14,071,886
 2008                               1,207,479        5.717159      to        6.103049           7,112,198
 2007                               1,400,730       12.028191      to       12.622679          17,213,019
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 282,667        7.907296      to        8.486346           2,330,637
 2010                                 263,474        8.330097      to        8.793676           2,302,500
 2009                                 267,129        7.231608      to        7.509249           1,961,720
 2008                                 177,907        5.455028      to        5.571733             979,963
 2007                                  10,732        9.535023      to        9.571139             102,512
FRANKLIN INCOME SECURITIES
 FUND
 2011                                 333,625       10.880501      to       11.006459           3,662,744
 2010                                 372,149       10.776531      to       10.868618           4,037,529
 2009                                 400,763        9.700733      to        9.754336           3,903,300
 2008                                 206,828        7.259758      to        7.278020           1,504,421
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                               2,769,160        1.239954      to       16.088785          25,026,693
 2010                               3,444,856        1.319964      to       17.394707          33,350,302
 2009                               4,203,728        1.047791      to       14.054106          31,884,193
 2008                               4,857,480        0.739330      to        4.470802          25,807,578
 2007                               6,283,406        1.302551      to        7.980030          58,291,766
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                                  60,993       10.715206      to       10.839361             660,492
 2010                                  60,375       11.292781      to       11.389367             687,077
 2009                                  51,604        8.927940      to        8.977355             463,015
 2008                                  15,181        7.009158      to        7.026821             106,654
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                               5,098,617        1.819437      to       13.879831          88,660,688
 2010                               6,362,011        1.793457      to       13.895333         110,012,270
 2009                               7,133,179        1.633768      to       12.855764         115,396,444
 2008                               7,264,069        1.312418      to       12.697219          95,764,600
 2007                               7,898,838        1.494425      to       14.647354         119,088,892

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.73%     to       0.85%      (5.38)%    to       (3.51)%
 2010                           0.75%     to       2.65%      0.64%     to       0.99%      13.87%     to       16.05%
 2009                           0.75%     to       2.45%      1.17%     to       1.26%      32.19%     to       34.46%
 2008                           0.75%     to       2.45%      0.67%     to       0.85%     (44.08)%    to      (43.12)%
 2007                           0.75%     to       2.45%      0.76%     to       1.00%      14.47%     to       16.43%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.02%     to       0.02%     (13.23)%    to      (11.52)%
 2010                           0.75%     to       2.65%      0.12%     to       0.41%      25.21%     to       27.61%
 2009                           0.75%     to       2.65%      0.48%     to       1.02%      36.10%     to       38.71%
 2008                           0.75%     to       2.45%      0.24%     to       0.24%     (41.07)%    to      (40.06)%
 2007                           0.75%     to       2.45%      0.49%     to       0.62%      12.55%     to       14.48%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.64%     to       0.83%     (11.46)%    to       (9.72)%
 2010                           0.75%     to       2.65%      0.30%     to       0.34%      23.04%     to       25.39%
 2009                           0.75%     to       2.65%      0.45%     to       0.80%      53.04%     to       55.98%
 2008                           0.75%     to       2.45%      0.58%     to       0.58%     (52.47)%    to      (51.65)%
 2007                           0.75%     to       2.45%      0.48%     to       0.59%       2.89%     to        4.65%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           0.75%     to       2.40%        --      to         --       (5.08)%    to       (3.49)%
 2010                           0.75%     to       2.40%      0.12%     to       0.21%      15.19%     to       17.11%
 2009                           0.75%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.77%
 2008                           0.75%     to       2.40%      0.80%     to       0.83%     (42.74)%    to      (41.79)%
 2007                           0.75%     to       2.10%      0.24%     to       0.52%      (1.03)%    to       (0.85)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           1.00%     to       1.30%      5.58%     to       5.60%       0.96%     to        1.27%
 2010                           1.00%     to       1.30%      5.81%     to       6.45%      11.09%     to       11.42%
 2009                           1.00%     to       1.30%      7.33%     to       8.05%      33.62%     to       34.03%
 2008                           1.00%     to       1.30%      0.19%     to       1.51%     (30.92)%    to      (30.78)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           1.30%     to       2.85%        --      to         --       (7.51)%    to       (6.06)%
 2010                           1.30%     to       2.85%        --      to         --       24.04%     to       25.98%
 2009                           1.30%     to       2.65%        --      to         --       39.82%     to       41.72%
 2008                           1.30%     to       2.60%        --      to         --      (43.98)%    to      (43.24)%
 2007                           1.30%     to       2.60%        --      to         --        8.39%     to        9.81%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           1.00%     to       1.30%      0.56%     to       0.58%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.58%     to       0.68%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      1.39%     to       1.86%      27.38%     to       27.76%
 2008                           1.00%     to       1.30%      0.15%     to       0.15%     (34.98)%    to      (34.85)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           1.30%     to       2.85%      5.25%     to       5.92%      (0.11)%    to        1.45%
 2010                           1.30%     to       2.85%      3.22%     to       5.35%       8.09%     to        9.77%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%      22.57%     to       24.49%
 2008                           1.30%     to       2.60%      6.13%     to       6.96%     (13.31)%    to      (12.18)%
 2007                           1.30%     to       2.60%      5.31%     to       5.45%       3.48%     to        4.83%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2011                               4,968,556       $9.034795      to      $13.144834         $66,483,632
 2010                               6,399,445        9.229000      to       13.667615          87,563,905
 2009                               7,643,529        8.393589      to       12.646702          96,321,670
 2008                               8,662,902        6.731630      to       10.149532          89,388,194
 2007                              10,727,572        1.528406      to       16.564137         180,082,419
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                 855,812        2.646401      to       16.440986          16,805,497
 2010                               1,138,372        3.179308      to       20.060726          26,923,425
 2009                               1,286,660        2.733475      to       20.261118          26,824,769
 2008                               1,259,010        1.597720      to       11.997433          15,494,023
 2007                               1,594,007        3.416340      to       25.990444          41,261,799
TEMPLETON GROWTH SECURITIES
 FUND
 2011                               2,063,386        8.065299      to       12.769965          20,669,682
 2010                               2,608,906        8.773263      to       14.184236          28,895,773
 2009                               3,194,570        8.257399      to       13.562075          34,180,658
 2008                               3,529,845        6.367763      to        8.129257          29,582,961
 2007                               4,183,295        1.522683      to       14.466570          62,687,989
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                  38,572        9.723818      to        9.836390             379,213
 2010                                  35,962       10.163764      to       10.250605             368,200
 2009                                  48,090        9.203811      to        9.254670             444,351
 2008                                   5,057        7.587776      to        7.587776              38,375
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                                 116,598       12.803269      to       12.951447           1,505,343
 2010                                 108,971       13.096251      to       13.208123           1,434,842
 2009                                  83,594       11.609181      to       11.673293             974,084
 2008                                  47,154        9.917849      to        9.942749             468,298
HARTFORD ADVISERS HLS FUND
 2011                              30,126,236        1.266006      to       14.232758          46,438,966
 2010                              35,090,999        1.252295      to       14.348822          53,314,446
 2009                              30,286,081        1.125166      to       13.139332          41,921,084
 2008                              30,972,497        0.810892      to        0.870096          33,299,989
 2007                              32,729,861        1.215681      to        1.282397          51,021,511
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              283,663,325       1.891466      to       12.529041         634,968,710
 2010                              322,038,720       1.781162      to       12.024711         672,918,412
 2009                              345,695,313       1.669168      to       11.484705         680,265,550
 2008                              340,858,585       1.369854      to        1.462244         582,102,684
 2007                              340,727,911       1.519717      to        1.594851         632,383,450
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               8,462,928       10.881142      to       14.495182          87,279,646
 2010                               9,718,486       12.374494      to       16.801253         115,050,037
 2009                               8,969,835       10.476280      to       10.701705          92,510,894
 2008                               1,459,600        7.371198      to        7.401954           9,919,327

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2011                           1.00%     to       2.85%      2.26%     to       2.96%      (3.82)%    to       (2.10)%
 2010                           1.00%     to       2.85%      1.53%     to       1.57%       8.07%     to        9.95%
 2009                           1.00%     to       2.85%      2.40%     to       2.40%      22.51%     to       24.69%
 2008                           1.00%     to       2.60%      2.82%     to       2.90%     (38.73)%    to      (34.27)%
 2007                           1.30%     to       2.60%      1.40%     to       1.41%       0.82%     to        2.14%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           1.30%     to       2.85%      1.25%     to       1.45%     (18.04)%    to      (16.76)%
 2010                           1.30%     to       2.85%      1.75%     to       1.76%      14.52%     to       16.31%
 2009                           1.30%     to       2.60%      4.68%     to       4.75%      68.88%     to       71.09%
 2008                           1.30%     to       2.60%      2.88%     to       3.05%     (53.84)%    to      (53.23)%
 2007                           1.30%     to       2.60%      1.74%     to       2.53%      25.78%     to       27.42%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           1.00%     to       2.85%      1.28%     to       1.32%      (9.59)%    to       (8.07)%
 2010                           1.00%     to       2.65%      1.19%     to       1.56%       4.59%     to        6.25%
 2009                           1.00%     to       2.65%      3.28%     to       3.28%      27.68%     to       29.68%
 2008                           1.00%     to       2.60%      0.10%     to       1.76%     (43.81)%    to      (38.49)%
 2007                           1.30%     to       2.60%      1.32%     to       1.34%      (0.28)%    to        1.03%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           1.00%     to       1.30%      2.18%     to       2.75%      (4.33)%    to       (4.04)%
 2010                           1.00%     to       1.30%      1.20%     to       1.64%      10.43%     to       10.76%
 2009                           1.00%     to       1.30%      1.71%     to       1.75%      21.60%     to       21.97%
 2008                           1.00%     to       1.00%      2.39%     to       2.39%     (25.87)%    to      (25.87)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           1.00%     to       1.30%      5.49%     to       5.71%      (2.24)%    to       (1.94)%
 2010                           1.00%     to       1.30%      1.38%     to       1.45%      12.81%     to       13.15%
 2009                           1.00%     to       1.30%     12.97%     to      14.48%      17.05%     to       17.41%
 2008                           1.00%     to       1.30%      0.28%     to       0.28%       0.06%     to        0.27%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.65%      1.64%     to       3.01%      (0.81)%    to        1.09%
 2010                           0.75%     to       2.65%      1.48%     to       1.57%       9.21%     to       11.30%
 2009                           0.75%     to       2.65%      2.30%     to       5.64%      26.88%     to       29.32%
 2008                           0.75%     to       2.45%      3.26%     to       3.37%     (33.30)%    to      (32.15)%
 2007                           0.75%     to       2.45%      2.37%     to       2.58%       4.06%     to        5.84%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.75%     to       2.65%      0.21%     to       0.28%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.08%     to      10.74%       4.70%     to        6.71%
 2009                           0.75%     to       2.65%      3.95%     to      10.57%      12.00%     to       14.15%
 2008                           0.75%     to       2.45%      5.03%     to       7.16%      (9.86)%    to       (8.32)%
 2007                           0.75%     to       2.45%      5.10%     to       7.37%       2.14%     to        3.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.75%     to       2.65%      0.70%     to       1.23%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.56%     to       0.82%      13.46%     to       15.63%
 2009                           0.75%     to       2.45%      1.38%     to       2.64%      42.14%     to       44.58%
 2008                           0.75%     to       2.40%      5.03%     to       5.82%      (1.85)%    to       (1.63)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              223,595,777      $1.671386      to      $13.653929        $426,049,774
 2010                              250,852,760       1.662078      to       13.838538         477,827,005
 2009                              275,857,618       1.280144      to        1.479238         469,292,062
 2008                              298,661,336       1.052246      to        1.195400         409,761,121
 2007                              271,599,864       1.596005      to        1.782505         553,444,813
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                 141,878        8.502933      to        9.059013           1,255,420
 2010                                 164,158        9.601036      to       10.061290           1,610,609
 2009                                 202,543        8.476750      to        8.737909           1,740,040
 2008                                  48,640        6.109152      to        6.173557             298,366
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                               7,310,361        1.096068      to       12.983312           9,773,916
 2010                               8,310,467        1.282407      to        8.309535          13,138,329
 2009                               9,598,407        1.130896      to        7.453319          13,590,626
 2008                              10,879,416        0.840008      to        5.631148          12,068,471
 2007                              12,371,657        1.780206      to       12.139377          29,568,718
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              223,050,985       1.129674      to       13.952267         265,972,586
 2010                              277,822,332       1.125208      to       14.163838         329,992,801
 2009                              320,779,402       0.994065      to        1.078275         338,385,719
 2008                              353,862,690       0.797115      to        0.879458         302,422,279
 2007                              400,252,769       1.280301      to        1.436846         554,416,846
HARTFORD GROWTH HLS FUND
 2011                              24,741,807        1.130457      to        1.298990          30,287,097
 2010                              29,610,352        1.266333      to        1.437446          40,045,795
 2009                              21,370,308        1.091277      to        1.213267          24,662,140
 2008                              24,333,514        0.829923      to        0.910599          21,177,596
 2007                              23,415,833        1.465205      to        1.576049          35,540,635
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                              58,007,847        1.538976      to       13.496611          89,363,566
 2010                              69,259,754        1.701546      to       15.232438         116,403,129
 2009                              81,204,646        1.306706      to        1.458218         116,336,384
 2008                              92,700,860        1.033217      to        1.133580         104,182,919
 2007                              80,654,887        1.948859      to        2.102007         170,336,788
HARTFORD HIGH YIELD HLS FUND
 2011                              45,075,007        1.881989      to       17.545780          85,293,313
 2010                              49,066,065        1.811122      to       17.208998          89,083,229
 2009                              45,285,831        1.456931      to        1.571038          71,952,731
 2008                              31,834,508        0.992304      to        1.052015          33,804,866
 2007                              31,836,201        1.360119      to        1.417630          46,138,551
HARTFORD INDEX HLS FUND
 2011                              11,091,063        0.977451      to        1.059850          16,741,491
 2010                              15,809,762        0.983891      to        1.048831          22,082,680
 2009                              17,923,535        0.878793      to        0.921031          21,308,547
 2008                              15,248,028        0.713911      to        0.735613          14,391,935
 2007                              17,888,953        1.163428      to        1.178530          28,465,773

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.75%     to       2.65%      1.93%     to       2.77%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.65%      1.93%     to       7.65%      10.25%     to       12.36%
 2009                           0.75%     to       2.45%      2.30%     to       2.55%      21.66%     to       23.74%
 2008                           0.75%     to       2.45%      1.78%     to       2.46%     (34.07)%    to      (32.94)%
 2007                           0.75%     to       2.45%      2.28%     to       2.32%       5.64%     to        7.45%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.75%     to       2.40%      0.01%     to       0.01%     (11.44)%    to       (9.96)%
 2010                           0.75%     to       2.40%      0.98%     to       1.04%      13.26%     to       15.15%
 2009                           0.75%     to       2.40%      1.23%     to       1.50%      38.76%     to       41.06%
 2008                           1.15%     to       2.40%      0.31%     to       3.39%     (41.62)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.75%     to       2.65%      0.03%     to       0.04%     (16.14)%    to      (14.53)%
 2010                           0.75%     to       2.45%      0.11%     to       0.26%      11.49%     to       13.40%
 2009                           0.75%     to       2.45%      0.72%     to       0.76%      32.36%     to       34.63%
 2008                           0.75%     to       2.45%      0.71%     to       0.74%     (53.61)%    to      (52.81)%
 2007                           0.75%     to       2.45%      0.05%     to       0.05%      17.02%     to       24.12%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.75%     to       2.65%      1.13%     to       2.80%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.37%     to       2.39%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.62%     to       1.64%      22.61%     to       24.71%
 2008                           0.75%     to       2.45%      0.61%     to       1.20%     (38.79)%    to      (37.74)%
 2007                           0.75%     to       2.45%      1.10%     to       1.16%       5.72%     to        7.53%
HARTFORD GROWTH HLS FUND
 2011                           0.75%     to       2.40%      0.13%     to       0.16%     (11.11)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.40%      0.44%     to       0.47%      31.06%     to       33.24%
 2008                           0.75%     to       2.45%      0.26%     to       0.40%     (43.20)%    to      (42.22)%
 2007                           0.75%     to       2.40%      0.02%     to       0.02%      14.01%     to       15.91%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.75%     to       2.70%        --      to         --      (11.30)%    to       (9.55)%
 2010                           0.75%     to       2.65%      0.02%     to       0.02%      14.49%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
 2008                           0.75%     to       2.45%      0.35%     to       0.46%     (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.20%     to       0.21%      26.52%     to       28.68%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.75%     to       2.65%      9.42%     to       9.54%       1.96%     to        3.91%
 2010                           0.75%     to       2.65%      0.68%     to       0.68%      13.11%     to       15.28%
 2009                           0.75%     to       2.45%      9.79%     to      10.92%      46.82%     to       49.34%
 2008                           0.75%     to       2.45%     10.06%     to      10.27%     (27.04)%    to      (25.79)%
 2007                           0.75%     to       2.45%      7.93%     to       9.20%       0.30%     to        2.02%
HARTFORD INDEX HLS FUND
 2011                           0.75%     to       2.45%      0.49%     to       1.65%      (0.65)%    to        1.05%
 2010                           0.75%     to       2.45%      1.75%     to       1.79%      11.96%     to       13.88%
 2009                           0.75%     to       2.45%      1.98%     to       2.29%      23.10%     to       25.21%
 2008                           0.75%     to       2.45%      1.06%     to       2.43%     (38.64)%    to      (37.58)%
 2007                           0.75%     to       2.45%      1.77%     to       1.94%       2.66%     to        4.42%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                   UNIT
                                                                FAIR VALUE
SUB-ACCOUNT                           UNITS                LOWEST TO HIGHEST #                NET ASSETS
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              109,715,175       $1.301482      to      $12.982010        $159,414,100
 2010                              123,136,021        1.524253      to       15.496334         210,519,050
 2009                               86,085,373        1.341398      to        8.952868         130,060,940
 2008                               94,392,253        1.012667      to        6.874800         108,383,304
 2007                               89,037,953        1.766656      to       12.199778         178,869,262
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                1,221,788        9.306563      to       17.511714          11,079,465
 2010                                1,562,943        8.969653      to        9.484348          14,471,224
 2009                                1,677,361        7.313253      to        7.594047          12,539,330
 2008                                  441,749        5.065890      to        5.174315           2,262,617
 2007                                   20,272        9.771745      to        9.808732             198,514
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                  551,078       10.876518      to       11.195539           6,093,144
 2010                                  620,554       12.227077      to       12.335637           7,620,277
HARTFORD MONEY MARKET HLS
 FUND
 2011                              128,612,936        1.199199      to        9.223002         170,183,551
 2010                              131,805,685        1.208270      to        9.470696         173,057,253
 2009                              184,422,964        1.010955      to        1.217394         246,906,173
 2008                              301,732,648        1.035301      to        1.225735         409,161,975
 2007                              113,146,503        1.038826      to        1.209133         147,108,758
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               28,096,942        1.633676      to       14.973029          52,247,495
 2010                               31,853,667        1.703225      to       15.910332          62,271,402
 2009                               34,133,525        1.130532      to        1.382440          53,748,249
 2008                               36,517,360        0.896115      to        1.077311          44,643,525
 2007                               23,718,660        1.546238      to        1.827464          49,140,739
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                               23,144,496        1.610827      to       18.403649          38,423,970
 2010                               27,986,784        1.600207      to       18.662145          45,127,395
 2009                               28,134,590        1.057909      to        1.180637          32,168,199
 2008                               30,291,668        0.800757      to        0.878590          26,040,863
 2007                               31,136,666        1.311438      to        1.414586          43,347,813
HARTFORD STOCK HLS FUND
 2011                               25,281,078        1.018186      to       15.330329          30,109,816
 2010                               29,571,085        0.966224      to        1.037207          36,944,100
 2009                               33,877,472        0.862513      to        0.910292          37,621,782
 2008                               37,429,223        0.624503      to        0.647997          30,307,684
 2007                               41,328,999        1.125449      to        1.148022          58,724,311
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                              197,642,933        1.285166      to       10.418250         237,619,463
 2010                              234,473,745        1.234656      to       10.200692         271,819,586
 2009                              255,763,185        1.074005      to        1.198495         289,765,360
 2008                              288,236,914        1.064651      to        1.168037         320,538,888
 2007                              268,048,511        1.098120      to        1.184437         304,522,026

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.75%     to       2.65%      0.04%     to       0.08%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.57%     to       3.10%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.09%     to       2.14%      30.23%     to       32.46%
 2008                           0.75%     to       2.45%      2.30%     to       2.41%     (43.65)%    to      (42.68)%
 2007                           0.75%     to       2.45%      1.38%     to       3.57%      17.19%     to       26.47%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.75%     to       2.65%        --      to         --       (3.72)%    to       (1.87)%
 2010                           0.75%     to       2.45%      0.63%     to       0.70%      22.79%     to       24.89%
 2009                           0.75%     to       2.40%      0.40%     to       0.45%      44.36%     to       46.76%
 2008                           0.75%     to       2.40%      0.26%     to       0.47%     (48.11)%    to      (47.25)%
 2007                           0.75%     to       2.10%      0.80%     to       2.36%       2.83%     to        3.02%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           0.75%     to       2.65%      0.01%     to       0.01%     (10.95)%    to       (9.24)%
 2010                           0.75%     to       2.45%      0.63%     to       0.69%      22.27%     to       23.36%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2010                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.06%     to       0.07%      (2.35)%    to       (0.68)%
 2008                           0.75%     to       2.45%      1.75%     to       1.94%      (0.34)%    to        1.37%
 2007                           0.75%     to       2.45%      4.75%     to       4.99%       2.41%     to        4.16%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.75%     to       2.65%        --      to         --       (5.89)%    to       (4.08)%
 2010                           0.75%     to       2.65%        --      to         --       20.89%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
 2008                           0.75%     to       2.45%      0.11%     to       0.11%     (42.05)%    to      (41.05)%
 2007                           0.75%     to       2.45%      0.28%     to       1.01%      11.46%     to       13.37%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.75%     to       2.70%        --      to         --       (1.28)%    to        0.66%
 2010                           0.75%     to       2.65%        --      to         --       32.99%     to       35.54%
 2009                           0.75%     to       2.45%      0.08%     to       0.09%      32.11%     to       34.38%
 2008                           0.75%     to       2.45%      0.44%     to       0.46%     (38.94)%    to      (37.89)%
 2007                           0.75%     to       2.45%      0.34%     to       0.39%      (4.22)%    to       (2.58)%
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.65%      1.34%     to       2.16%      (3.68)%    to       (1.83)%
 2010                           0.75%     to       2.45%      1.17%     to       1.45%      12.02%     to       13.94%
 2009                           0.75%     to       2.45%      1.58%     to       1.64%      38.11%     to       40.48%
 2008                           0.75%     to       2.45%      1.29%     to       2.15%     (44.51)%    to      (43.56)%
 2007                           0.75%     to       2.45%      1.03%     to       1.07%       3.34%     to        5.11%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.75%     to       2.65%      2.70%     to       2.73%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.51%     to       4.51%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.02%     to       0.03%       0.88%     to        2.61%
 2008                           0.75%     to       2.45%      9.09%     to       9.94%      (3.05)%    to       (1.39)%
 2007                           0.75%     to       2.45%      3.43%     to       4.09%       1.85%     to        3.60%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2011                              96,755,614       $1.347487      to      $13.287624        $122,070,420
 2010                              114,772,493       1.384725      to       13.938601         149,437,870
 2009                              65,236,453        1.083181      to        1.216669          74,905,292
 2008                              71,635,098        0.892530      to        0.985619          66,991,289
 2007                              43,242,518        1.386664      to        1.505403          62,144,966
AMERICAN FUNDS BOND HLS FUND
 2011                                 482,654       10.794991      to       10.914436           5,257,314
 2010                                 594,379       10.332332      to       10.415366           6,177,240
 2009                                 434,200        9.861068      to        9.910553           4,298,634
 2008                                 114,143        8.901131      to        8.919032           1,017,845
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                                  35,428        8.758795      to        8.855800             313,351
 2010                                  35,924        9.770869      to        9.849449             353,287
 2009                                  35,171        8.885138      to        8.929801             313,941
 2008                                  21,145        6.348879      to        6.361685             134,461
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                                 123,638        7.684986      to        7.770109             957,494
 2010                                 115,645        9.659874      to        9.737553           1,123,409
 2009                                 118,150        8.017227      to        8.057530             950,517
 2008                                  31,107        5.051966      to        5.062163             157,429
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                                 464,674        8.804850      to        8.902363           4,127,666
 2010                                 496,984        9.347299      to        9.422493           4,675,047
 2009                                 459,984        8.000594      to        8.040827           3,694,228
 2008                                 120,352        5.830348      to        5.842125             702,973
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                                 263,046        8.821638      to        8.919354           2,338,851
 2010                                 281,225        9.130561      to        9.204009           2,582,331
 2009                                 268,719        8.324907      to        8.366760           2,244,752
 2008                                  47,822        6.458185      to        6.458185             308,843
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                                 416,524        7.600899      to        7.685124           3,192,531
 2010                                 382,659        8.977990      to        9.050211           3,456,428
 2009                                 325,713        8.506707      to        8.549477           2,780,895
 2008                                  92,812        6.036989      to        6.049169             561,146
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                               2,657,910       11.288900      to       12.680534          32,347,937
 2010                               2,767,726       12.112726      to       13.376501          35,756,253
 2009                               2,875,850       10.428907      to       11.322903          31,645,756
 2008                               3,183,368        8.483783      to        9.055859          28,154,854
 2007                               3,122,736       12.188854      to       12.791256          39,260,565
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                               2,046,712       12.169054      to       13.645105          24,180,655
 2010                               2,302,936       11.113119      to       12.236863          27,481,149
 2009                               2,574,356        9.918307      to       10.742542          27,085,697
 2008                               2,676,791        8.232069      to        8.770359          23,089,479
 2007                               2,732,003       11.424297      to       11.971920          32,301,667

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2011                           0.75%     to       2.70%      1.59%     to       1.89%      (4.57)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.49%     to       4.39%      11.67%     to       13.81%
 2009                           0.75%     to       2.45%      1.93%     to       2.03%      21.36%     to       23.44%
 2008                           0.75%     to       2.45%      1.88%     to       2.21%     (35.64)%    to      (34.53)%
 2007                           0.75%     to       2.45%      1.45%     to       1.68%       6.34%     to        8.17%
AMERICAN FUNDS BOND HLS FUND
 2011                           1.00%     to       1.30%      2.34%     to       2.66%       4.48%     to        4.79%
 2010                           1.00%     to       1.30%      1.85%     to       2.29%       4.78%     to        5.09%
 2009                           1.00%     to       1.30%      2.75%     to       2.84%      10.78%     to       11.12%
 2008                           1.00%     to       1.30%        --      to         --      (11.14)%    to      (10.97)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           1.00%     to       1.30%      1.10%     to       1.17%     (10.36)%    to      (10.09)%
 2010                           1.00%     to       1.30%      0.88%     to       0.96%       9.97%     to       10.30%
 2009                           1.00%     to       1.30%      1.32%     to       1.87%      39.95%     to       40.37%
 2008                           1.00%     to       1.30%        --      to         --      (36.88)%    to      (36.75)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           1.00%     to       1.30%      1.35%     to       1.36%     (20.44)%    to      (20.20)%
 2010                           1.00%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.85%
 2009                           1.00%     to       1.30%      0.07%     to       0.07%      58.70%     to       59.17%
 2008                           1.00%     to       1.30%        --      to         --      (49.92)%    to      (49.82)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           1.00%     to       1.30%        --      to         --       (5.80)%    to       (5.52)%
 2010                           1.00%     to       1.30%      0.46%     to       0.49%      16.83%     to       17.18%
 2009                           1.00%     to       1.30%      0.57%     to       0.76%      37.22%     to       37.64%
 2008                           1.00%     to       1.30%      3.06%     to       3.33%     (42.13)%    to      (42.01)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           1.00%     to       1.30%        --      to         --       (3.38)%    to       (3.09)%
 2010                           1.00%     to       1.30%      1.22%     to       1.31%       9.68%     to       10.01%
 2009                           1.00%     to       1.30%      2.08%     to       3.14%      29.17%     to       29.55%
 2008                           1.00%     to       1.00%      3.35%     to       3.35%     (36.60)%    to      (36.60)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           1.00%     to       1.30%      1.67%     to       1.68%     (15.34)%    to      (15.08)%
 2010                           1.00%     to       1.30%      0.99%     to       1.01%       5.54%     to        5.86%
 2009                           1.00%     to       1.30%      1.65%     to       1.87%      40.91%     to       41.33%
 2008                           1.00%     to       1.30%        --      to         --      (39.99)%    to      (39.86)%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.75%     to       2.45%      0.18%     to       0.20%      (6.80)%    to       (5.20)%
 2010                           0.75%     to       2.45%      0.19%     to       0.30%      16.15%     to       18.14%
 2009                           0.75%     to       2.45%      0.18%     to       0.18%      22.93%     to       25.03%
 2008                           0.75%     to       2.45%      0.53%     to       0.54%     (30.40)%    to      (29.20)%
 2007                           0.75%     to       2.45%      0.35%     to       0.59%       4.14%     to        5.93%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.75%     to       2.65%      2.63%     to       2.77%      (2.43)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.76%     to       2.88%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.35%     to       3.54%      20.48%     to       22.49%
 2008                           0.75%     to       2.40%      3.99%     to       4.98%     (27.94)%    to      (26.74)%
 2007                           0.75%     to       2.40%      2.97%     to       3.74%       0.72%     to        2.39%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               7,900,693      $14.436308      to      $15.272632        $108,855,860
 2010                               8,019,438       13.934296      to       15.024215         107,274,827
 2009                               8,195,534       11.513108      to       12.499915          98,972,987
 2008                               7,705,668        8.784491      to        9.376827          70,319,240
 2007                               6,583,762       10.916673      to       11.456197          73,924,940
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                              18,828,618        9.929407      to       12.520793         178,962,117
 2010                              21,973,511       10.651834      to       13.689483         225,249,511
 2009                              24,837,088        8.418646      to        9.140477         219,846,736
 2008                              27,491,340        7.256097      to        7.745474         207,500,611
 2007                              25,948,171       11.696028      to       12.274113         312,170,845
LORD ABBETT CLASSIC STOCK
 FUND
 2011                               1,434,322       11.492642      to       12.297444          15,747,984
 2010                               1,616,601       12.606524      to       13.748208          19,600,652
 2009                               1,718,223       10.281352      to       11.130070          18,514,078
 2008                               1,671,415        8.395121      to        8.935018          14,567,588
 2007                               1,232,783       12.520156      to       13.100410          15,872,902
MFS CORE EQUITY SERIES
 2011                                 566,851        1.079719      to       14.707254           4,143,778
 2010                                 682,828        1.105123      to       15.258011           5,066,496
 2009                                 793,407        0.955152      to        5.590037           5,028,237
 2008                                 852,278        0.730666      to        4.332204           4,130,327
 2007                               1,150,085        1.216627      to        7.308216           9,089,774
MFS GROWTH SERIES
 2011                                 751,074        1.282234      to       14.669322           4,926,661
 2010                               1,000,392        1.303253      to       15.142882           6,680,159
 2009                               1,270,903        1.144725      to       13.538101           7,454,968
 2008                               1,400,369        0.842336      to        3.905447           6,098,270
 2007                               1,646,951        1.363595      to        6.405207          11,452,704
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                                 479,398        8.779192      to       14.751351           3,400,526
 2010                                 633,464        1.104582      to       15.060721           4,534,624
 2009                                 748,874        0.994908      to        5.843542           4,815,176
 2008                                 799,191        0.722254      to        4.297575           3,757,568
 2007                               1,028,826        1.159127      to        6.987543           7,760,220
MFS INVESTORS TRUST SERIES
 2011                               1,080,000        1.166272      to       12.935045           9,592,378
 2010                               1,431,435        1.207884      to       13.606091          13,237,500
 2009                               1,814,353        1.101446      to       12.628415          15,276,181
 2008                               1,920,445        0.879327      to        6.579279          13,040,319
 2007                               2,233,510        1.331219      to       10.091082          23,135,876
MFS TOTAL RETURN SERIES
 2011                               7,537,602       10.251134      to       12.478151          99,974,897
 2010                               9,786,447       10.192680      to       12.615530         130,556,574
 2009                              11,496,307        9.390499      to       11.833482         143,248,335
 2008                              13,123,185        8.056854      to       10.566125         141,766,199
 2007                              15,726,161        1.329842      to       13.927118         222,243,935

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.75%     to       2.65%      5.40%     to       6.43%       1.65%     to        3.60%
 2010                           0.75%     to       2.65%      5.89%     to      14.18%       9.38%     to       11.48%
 2009                           0.75%     to       2.45%      6.82%     to       7.04%      31.06%     to       33.31%
 2008                           0.75%     to       2.45%      4.95%     to       6.70%     (19.53)%    to      (18.15)%
 2007                           0.75%     to       2.45%      5.79%     to       7.70%       3.62%     to        5.39%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%      0.69%     to       0.92%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.65%      0.51%     to       0.54%      14.34%     to       16.54%
 2009                           0.75%     to       2.45%      1.01%     to       1.04%      16.02%     to       18.01%
 2008                           0.75%     to       2.45%      0.54%     to       1.65%     (37.96)%    to      (36.90)%
 2007                           0.75%     to       2.45%      1.18%     to       1.73%       0.94%     to        2.67%
LORD ABBETT CLASSIC STOCK
 FUND
 2011                           0.75%     to       2.65%      0.65%     to       0.79%     (10.55)%    to       (8.84)%
 2010                           0.75%     to       2.65%      0.40%     to       0.42%      11.13%     to       13.27%
 2009                           0.75%     to       2.45%      0.76%     to       0.76%      22.47%     to       24.57%
 2008                           0.75%     to       2.45%      0.91%     to       0.91%     (32.95)%    to      (31.80)%
 2007                           0.75%     to       2.45%      0.70%     to       2.94%       8.00%     to        9.85%
MFS CORE EQUITY SERIES
 2011                           1.30%     to       2.65%      1.43%     to       1.43%      (3.61)%    to       (2.30)%
 2010                           1.30%     to       2.65%      1.08%     to       1.26%      14.15%     to       15.70%
 2009                           1.30%     to       2.60%      1.66%     to       1.82%      29.03%     to       30.72%
 2008                           1.30%     to       2.60%      0.76%     to       1.35%     (40.72)%    to      (39.94)%
 2007                           1.30%     to       2.60%      0.34%     to       0.34%       8.30%     to        9.71%
MFS GROWTH SERIES
 2011                           1.30%     to       2.85%      0.06%     to       0.20%      (3.13)%    to       (1.61)%
 2010                           1.30%     to       2.85%      0.11%     to       0.11%      12.10%     to       13.85%
 2009                           1.30%     to       2.65%      0.13%     to       0.13%      34.08%     to       35.90%
 2008                           1.30%     to       2.60%      0.25%     to       0.51%     (39.03)%    to      (38.23)%
 2007                           1.30%     to       2.60%        --      to         --       18.06%     to       19.61%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           1.40%     to       2.65%      0.58%     to       0.59%      (2.05)%    to       (0.82)%
 2010                           1.30%     to       2.65%      0.44%     to       0.48%       9.54%     to       11.02%
 2009                           1.30%     to       2.60%      0.82%     to       0.91%      35.97%     to       37.75%
 2008                           1.30%     to       2.60%      0.58%     to       0.68%     (38.50)%    to      (37.69)%
 2007                           1.30%     to       2.60%      0.32%     to       0.33%       8.50%     to        9.92%
MFS INVESTORS TRUST SERIES
 2011                           1.30%     to       2.85%      0.92%     to       0.95%      (4.93)%    to       (3.45)%
 2010                           1.30%     to       2.85%      1.17%     to       2.01%       7.98%     to        9.66%
 2009                           1.30%     to       2.65%      0.85%     to       0.85%      23.58%     to       25.26%
 2008                           1.30%     to       2.60%      0.85%     to       0.87%     (34.80)%    to      (33.95)%
 2007                           1.30%     to       2.60%      0.81%     to       0.83%       7.48%     to        8.88%
MFS TOTAL RETURN SERIES
 2011                           1.00%     to       2.85%      2.03%     to       2.89%      (1.09)%    to        0.57%
 2010                           1.00%     to       2.85%      0.87%     to       2.37%       6.84%     to        8.54%
 2009                           1.00%     to       2.65%      0.67%     to       0.67%      14.94%     to       16.55%
 2008                           1.00%     to       2.60%      3.16%     to       3.16%     (24.13)%    to      (21.52)%
 2007                           1.30%     to       2.60%      2.48%     to       2.56%       1.54%     to        2.87%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 2011                                 186,833       $9.482867      to       $9.592508          $1,790,259
 2010                                 199,212        9.652061      to        9.734391           1,937,541
 2009                                 156,967        8.792133      to        8.840590           1,386,663
 2008                                  48,177        7.274058      to        7.292241             351,222
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND+
 2011                               3,005,025        9.582239      to       13.035227          35,086,755
 2010                               1,098,809       13.561609      to       15.448544          16,257,193
 2009                               1,384,707       13.021034      to       13.997917          18,766,528
 2008                               1,508,944       10.910358      to       11.600634          17,047,076
 2007                               1,808,654       14.482570      to       15.230246          26,951,375
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2011                               5,329,815        1.311877      to       11.731281          74,587,511
 2010                               6,608,219        1.257984      to       11.425114          90,315,261
 2009                               8,044,608        1.189467      to       10.971449         102,261,610
 2008                               8,220,919        1.099033      to       11.834817          97,262,806
 2007                              10,040,066        1.239946      to       13.527056         134,311,663
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                                 378,696        2.203209      to       14.952414           9,125,440
 2010                                 478,021        2.085371      to       14.373716          11,054,962
 2009                                 477,715        1.925064      to       13.505418          10,400,827
 2008                                 447,199        1.497766      to       18.314140           7,736,813
 2007                                 589,272        1.784655      to       22.107798          11,425,962
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                               4,189,707       16.001148      to       16.218618          65,587,960
 2010                               5,344,871       19.717369      to       20.405019         103,993,825
 2009                               5,603,593       16.701612      to       17.639096          93,242,322
 2008                               4,960,841        9.891401      to       12.424182          49,596,157
 2007                               5,060,481       23.038258      to       29.399461         119,950,934
UIF MID CAP GROWTH PORTFOLIO
 2011                               2,660,370       15.532996      to       18.342565          39,343,495
 2010                               2,974,648       15.267108      to       16.859568          47,977,577
 2009                               3,066,116       11.828510      to       12.842311          37,878,691
 2008                               3,054,180        7.702651      to        8.222129          24,332,503
 2007                               2,294,628       14.842715      to       15.576117          34,925,683
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                               3,187,933       13.711234      to       16.656920          48,137,707
 2010                               4,039,345       13.701193      to       16.981931          62,189,918
 2009                               4,624,459       11.298285      to       14.293727          59,266,040
 2008                               5,413,077        8.180000      to       11.484152          50,768,227
 2007                               6,213,892       14.068913      to       20.076072         102,575,263
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2011                               4,787,780        1.268623      to       18.624942          63,450,167
 2010                               5,815,746        1.363789      to       20.466135          83,196,118
 2009                               7,465,954        1.084382      to       16.538207          80,121,372
 2008                               9,123,143        0.639343      to        3.791872          56,371,124
 2007                              11,409,682        1.333634      to        8.036551         147,794,399

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS VALUE SERIES
 2011                           1.00%     to       1.30%      1.24%     to       1.26%      (1.75)%    to       (1.46)%
 2010                           1.00%     to       1.30%      1.24%     to       1.27%       9.78%     to       10.11%
 2009                           1.00%     to       1.30%      0.74%     to       1.03%      20.87%     to       21.23%
 2008                           1.00%     to       1.30%        --      to         --      (30.93)%    to      (30.80)%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND+
 2011                           1.30%     to       2.65%      0.28%     to       1.65%      (4.18)%    to       (3.88)%
 2010                           1.50%     to       2.65%      2.10%     to       2.12%       9.10%     to       10.36%
 2009                           1.50%     to       2.60%      2.72%     to       2.88%      19.35%     to       20.67%
 2008                           1.50%     to       2.60%      2.34%     to       2.38%     (24.67)%    to      (23.83)%
 2007                           1.50%     to       2.60%      1.79%     to       1.82%       0.71%     to        1.82%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2011                           1.30%     to       2.85%      3.05%     to       3.84%       2.68%     to        4.28%
 2010                           1.30%     to       2.85%      1.63%     to       4.38%       4.14%     to        5.76%
 2009                           1.30%     to       2.85%      8.48%     to       8.48%       6.56%     to        8.23%
 2008                           1.30%     to       2.60%      4.67%     to       4.91%     (12.51)%    to      (11.36)%
 2007                           1.30%     to       2.60%      3.61%     to       4.09%       2.75%     to        4.09%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                           1.30%     to       2.85%      3.54%     to       3.71%       4.03%     to        5.65%
 2010                           1.30%     to       2.85%      4.02%     to       4.26%       6.66%     to        8.33%
 2009                           1.30%     to       2.65%      8.59%     to       8.59%      26.81%     to       28.53%
 2008                           1.30%     to       2.60%      2.35%     to       7.37%     (17.16)%    to      (16.08)%
 2007                           1.30%     to       2.60%      7.16%     to       7.16%       3.80%     to        5.16%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                           0.75%     to       2.85%      0.32%     to       0.37%     (20.52)%    to      (18.85)%
 2010                           0.75%     to       2.85%      0.60%     to       0.72%      15.68%     to       18.06%
 2009                           0.75%     to       2.85%        --      to         --       65.08%     to       68.85%
 2008                           0.75%     to       2.60%        --      to         --      (57.74)%    to      (57.07)%
 2007                           0.75%     to       2.60%      0.35%     to       0.44%      36.85%     to       39.41%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.65%      0.24%     to       0.29%      (9.60)%    to       (7.87)%
 2010                           0.75%     to       2.45%        --      to         --       29.07%     to       31.28%
 2009                           0.75%     to       2.45%        --      to         --       53.56%     to       56.19%
 2008                           0.75%     to       2.45%      0.72%     to       0.72%     (48.11)%    to      (47.21)%
 2007                           0.75%     to       2.45%        --      to         --       19.65%     to       21.70%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.75%     to       2.85%      0.50%     to       0.60%      (1.91)%    to        0.07%
 2010                           0.75%     to       2.85%      0.84%     to       0.88%      18.81%     to       21.27%
 2009                           0.75%     to       2.85%      1.15%     to       1.15%      35.30%     to       38.12%
 2008                           0.75%     to       2.60%      0.78%     to       0.88%     (42.80)%    to      (41.86)%
 2007                           0.75%     to       2.60%      0.60%     to       0.67%       5.08%     to        6.94%
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2011                           1.30%     to       2.85%        --      to         --       (8.61)%    to       (6.98)%
 2010                           1.30%     to       2.65%      0.05%     to       0.05%      23.75%     to       25.77%
 2009                           1.30%     to       2.65%      0.12%     to       0.12%      66.95%     to       69.61%
 2008                           1.30%     to       2.60%      0.07%     to       0.41%     (52.82)%    to      (52.06)%
 2007                           1.30%     to       2.60%        --      to         --       19.35%     to       21.20%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MULTI CAP
 GROWTH PORTFOLIO+
 2011                               1,734,225       $1.453005      to      $17.936873         $12,374,503
 2010                               2,251,446        1.594314      to       20.130957          17,135,290
 2009                               2,694,369        1.271828      to       16.313656          16,238,640
 2008                               3,053,676        0.758844      to        2.531990          11,056,319
 2007                               3,665,972        1.508588      to        5.111479          26,732,697
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                               1,433,978        1.898469      to       18.653289          23,702,092
 2010                               1,732,669        2.067430      to       20.636027          31,441,654
 2009                               1,900,551        1.577208      to       15.996019          26,255,536
 2008                               2,165,665        0.995874      to        5.453858          19,151,035
 2007                               2,744,834        1.942474      to       10.806114          45,689,000
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                               1,943,820        1.419803      to       13.205469          20,576,677
 2010                               2,293,637        1.376640      to       13.039439          24,068,237
 2009                               2,713,453        1.278577      to       12.325953          26,533,687
 2008                               3,270,199        1.081452      to        8.586317          26,954,057
 2007                               4,125,814        1.397865      to       11.282737          43,574,241
MORGAN STANLEY --GROWTH
 PORTFOLIO+
 2011                               2,182,633        1.331531      to       18.025321          20,599,330
 2010                               2,752,957        1.396243      to       19.236563          27,230,830
 2009                               3,400,887        1.143469      to       16.079902          27,480,659
 2008                               4,018,352        0.697147      to        4.092333          20,036,803
 2007                               4,593,096        1.376764      to        8.205665          45,760,880
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2011                               7,612,303        1.042742      to        9.161003          76,314,588
 2010                               9,018,677        1.056265      to        9.424927          91,213,332
 2009                              12,831,064        1.069991      to        9.696455         130,170,741
 2008                              18,827,886        1.083695      to       10.165174         199,270,834
 2007                              10,606,268        1.072322      to       10.215179         114,198,329
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                               1,493,537        1.771790      to       14.461662          25,377,955
 2010                               1,888,763        1.550008      to       12.797129          27,900,835
 2009                               2,363,958        1.465801      to       12.353900          31,890,602
 2008                               2,911,361        1.253489      to        7.453289          33,660,477
 2007                               3,473,880        1.895936      to       11.449522          61,069,809
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                               4,465,349        1.504281      to       16.597517          69,235,149
 2010                               5,664,101        1.529464      to       17.190867          88,914,691
 2009                               6,933,552        1.275164      to       14.626833          90,804,259
 2008                               7,799,460        0.890452      to        8.893738          74,442,023
 2007                               9,797,917        1.504079      to       15.263891         157,291,416
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                                 688,501       13.275667      to       16.208523           8,830,654
 2010                                 863,993       14.762932      to       18.269444          12,344,509
 2009                               1,007,471       11.841244      to       14.885238          11,564,649
 2008                               1,173,856        7.779124      to        8.196631           9,371,929
 2007                               1,221,869       13.404473      to       13.969089          16,715,855

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY -- MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.30%     to       2.85%        --      to         --      (10.53)%    to       (8.86)%
 2010                           1.30%     to       2.65%        --      to         --       23.40%     to       25.36%
 2009                           1.30%     to       2.65%        --      to         --       64.86%     to       67.60%
 2008                           1.30%     to       2.60%        --      to         --      (50.47)%    to      (49.70)%
 2007                           1.30%     to       2.60%        --      to         --       16.03%     to       17.78%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                           1.30%     to       2.65%      0.15%     to       0.35%      (9.61)%    to       (8.17)%
 2010                           1.30%     to       2.65%      0.14%     to       0.14%      29.01%     to       31.08%
 2009                           1.30%     to       2.65%        --      to         --       55.85%     to       58.37%
 2008                           1.30%     to       2.60%      0.48%     to       0.73%     (49.53)%    to      (48.73)%
 2007                           1.30%     to       2.60%      0.15%     to       0.41%      19.50%     to       21.35%
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.30%     to       2.85%      6.13%     to       6.38%       1.27%     to        3.14%
 2010                           1.30%     to       2.85%      5.91%     to       6.22%       5.79%     to        7.67%
 2009                           1.30%     to       2.85%      7.29%     to       7.29%      16.10%     to       18.23%
 2008                           1.30%     to       2.60%      2.15%     to       2.50%     (23.90)%    to      (22.64)%
 2007                           1.30%     to       2.60%      5.92%     to       6.13%       0.98%     to        2.55%
MORGAN STANLEY --GROWTH
 PORTFOLIO+
 2011                           1.30%     to       2.85%        --      to         --       (6.30)%    to       (4.63)%
 2010                           1.30%     to       2.85%        --      to         --       19.89%     to       22.11%
 2009                           1.30%     to       2.65%        --      to         --       61.35%     to       64.02%
 2008                           1.30%     to       2.60%      0.35%     to       0.35%     (50.13)%    to      (49.36)%
 2007                           1.30%     to       2.60%        --      to         --       18.46%     to       20.35%
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2011                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2010                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2009                           1.30%     to       2.85%      0.01%     to       0.02%      (2.80)%    to       (1.27)%
 2008                           1.30%     to       2.60%      1.66%     to       2.31%      (0.49)%    to        1.06%
 2007                           1.30%     to       2.60%      4.52%     to       4.84%       1.98%     to        3.58%
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                           1.30%     to       2.65%      2.57%     to       2.67%      12.53%     to       14.31%
 2010                           1.30%     to       2.85%      2.39%     to       2.39%       3.82%     to        5.75%
 2009                           1.30%     to       2.65%      3.22%     to       3.49%      15.09%     to       16.94%
 2008                           1.30%     to       2.60%      0.53%     to       0.65%     (34.90)%    to      (33.89)%
 2007                           1.30%     to       2.60%      1.58%     to       1.77%      16.52%     to       18.31%
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                           1.30%     to       2.85%      1.46%     to       1.68%      (3.45)%    to       (1.65)%
 2010                           1.30%     to       2.85%      1.20%     to       1.53%      17.79%     to       19.94%
 2009                           1.30%     to       2.65%      2.57%     to       2.57%      41.01%     to       43.20%
 2008                           1.30%     to       2.60%      1.81%     to       2.06%     (41.73)%    to      (40.80)%
 2007                           1.30%     to       2.60%      1.20%     to       1.50%      (1.36)%    to        0.16%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                           1.50%     to       2.85%      4.13%     to       4.19%     (11.28)%    to      (10.07)%
 2010                           1.50%     to       2.85%        --      to         --       23.00%     to       24.67%
 2009                           1.50%     to       2.65%        --      to         --       42.82%     to       44.47%
 2008                           1.50%     to       2.60%        --      to         --      (41.97)%    to      (41.32)%
 2007                           1.50%     to       2.60%        --      to         --        0.32%     to        1.43%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                                 910,607      $15.420912      to      $20.927961         $17,926,006
 2010                               1,205,519       14.610833      to       19.481149          22,314,361
 2009                               1,378,131       13.155359      to       17.339968          23,030,228
 2008                               1,621,488       12.777273      to       13.585555          21,349,559
 2007                               2,074,434       18.455152      to       19.407659          39,234,127
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 2011                                 979,561        9.978975      to       16.213177           9,248,078
 2010                                 721,840        9.028582      to        9.970725           6,894,551
 2009                                 500,608        7.276105      to        7.900012           3,801,226
 2008                                 510,504        5.637671      to        6.018009           2,974,979
 2007                                 503,937       11.376060      to       11.938399           5,873,457
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                               8,130,277       10.481103      to       14.684394          80,876,826
 2010                               9,667,613       10.707143      to       15.312529          98,808,547
 2009                              10,701,631        9.884059      to       14.406614         101,721,237
 2008                              11,788,382        6.471717      to        6.908280          78,911,395
 2007                               9,015,053       12.205811      to       12.809096         112,749,324
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                              19,867,832       12.074238      to       14.501290         228,529,623
 2010                              23,398,224        9.211209      to       13.299088         298,144,583
 2009                              26,155,376        8.158560      to       11.580745         292,152,092
 2008                              29,000,564        5.999599      to        8.372758         235,923,743
 2007                              27,319,840       10.304583      to       14.137670         377,845,576
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                               1,234,565       10.865981      to       14.174802          12,287,835
 2010                               1,427,564        9.944645      to       10.982330          14,468,416
 2009                               1,514,848        8.798832      to        9.553191          13,560,120
 2008                               1,638,151        7.044732      to        7.519888          11,840,177
 2007                               1,651,874       11.763316      to       12.344736          19,918,293
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                              10,477,828       12.088944      to       16.394229         119,914,224
 2010                              12,237,652       12.477264      to       17.245498         145,440,201
 2009                              14,100,105        9.409166      to       10.215848         138,251,523
 2008                              15,638,957        7.044132      to        7.519269         113,798,946
 2007                              15,091,717       11.644211      to       12.219796         179,965,218
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               4,527,898       16.334348      to       21.468467          83,588,565
 2010                               5,057,565       17.321812      to       22.337761          98,425,382
 2009                               5,535,328       15.786484      to       19.974918          97,855,101
 2008                               4,302,078        9.394683      to       12.954271          50,664,698
 2007                               3,970,822       13.916279      to       18.865269          69,232,678
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 814,633       10.510319      to       38.438002          17,979,747
 2010                                 794,973       10.811021      to       38.890290          18,270,371
 2009                                 771,721        9.655170      to       34.164535          15,984,893
 2008                                 769,024        7.314486      to       25.458789          12,091,148
 2007                                 739,114       11.236730      to       38.469378          18,176,611

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                           1.50%     to       2.85%      3.28%     to       3.68%       5.99%     to        7.43%
 2010                           1.50%     to       2.65%      0.57%     to       0.62%      11.06%     to       12.35%
 2009                           1.50%     to       2.65%      7.91%     to      13.19%      26.18%     to       27.64%
 2008                           1.50%     to       2.60%      1.83%     to       1.83%     (30.77)%    to      (30.00)%
 2007                           1.50%     to       2.60%        --      to         --        6.97%     to        8.15%
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 2011                           0.75%     to       2.65%        --      to         --       (1.80)%    to        0.08%
 2010                           0.75%     to       2.45%        --      to         --       24.09%     to       26.21%
 2009                           0.75%     to       2.45%        --      to         --       29.06%     to       31.27%
 2008                           0.75%     to       2.45%        --      to         --      (50.44)%    to      (49.59)%
 2007                           0.75%     to       2.45%        --      to         --        3.47%     to        5.25%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.75%     to       2.70%        --      to       0.11%      (4.00)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.65%      0.01%     to       0.01%      40.39%     to       43.08%
 2008                           0.75%     to       2.45%        --      to         --      (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.01%     to       0.01%      11.11%     to       13.01%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.65%      0.24%     to       1.10%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.21%     to       1.23%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.67%     to       1.98%      35.99%     to       38.32%
 2008                           0.75%     to       2.45%      1.18%     to       1.30%     (41.78)%    to      (40.78)%
 2007                           0.75%     to       2.45%      0.85%     to       0.85%      (1.60)%    to        5.29%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                           0.75%     to       2.70%        --      to       0.59%      (2.97)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.94%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.48%     to       1.60%      24.90%     to       27.04%
 2008                           0.75%     to       2.45%      1.22%     to       1.31%     (40.11)%    to      (39.08)%
 2007                           0.75%     to       2.45%      0.63%     to       1.05%       1.63%     to        3.37%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.65%      0.21%     to       0.40%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.27%     to       0.43%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.63%     to       0.65%      33.58%     to       35.86%
 2008                           0.75%     to       2.45%      0.28%     to       0.29%     (39.51)%    to      (38.47)%
 2007                           0.75%     to       2.45%      0.14%     to       0.22%      (3.78)%    to       (2.13)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.65%      8.69%     to       9.93%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.65%     14.31%     to      14.46%       9.73%     to       11.83%
 2009                           0.75%     to       2.65%      7.42%     to       7.42%      51.30%     to       54.20%
 2008                           0.75%     to       2.45%      6.02%     to       6.04%     (32.49)%    to      (31.33)%
 2007                           0.75%     to       2.45%      2.78%     to       3.32%       1.61%     to        3.35%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.40%      4.27%     to       4.56%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      5.86%     to       5.93%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%      5.48%     to       6.10%      32.00%     to       34.20%
 2008                           0.75%     to       2.40%      3.74%     to       3.81%     (34.91)%    to      (33.82)%
 2007                           0.75%     to       2.40%      0.45%     to       0.50%       0.50%     to        2.17%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 257,648      $13.405438      to      $46.910392          $6,198,988
 2010                                 295,403        9.438735      to       49.564167           7,289,265
 2009                                 317,953        8.452551      to       43.659846           7,131,149
 2008                                 342,881        6.669551      to       33.886310           6,098,884
 2007                                 386,630       11.144502      to       55.693138          11,278,271
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 181,095        5.558518      to        5.965758           1,053,346
 2010                                 167,146        6.603881      to        6.971452           1,146,034
 2009                                 129,590        6.314339      to        6.556827             845,460
 2008                                 171,890        5.125422      to        5.235104             893,205
 2007                                  24,414        9.734619      to        9.771491             238,086
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                               7,448,790       11.239143      to       16.521763          87,303,926
 2010                               7,737,328       13.894466      to       20.039777         110,995,122
 2009                               8,593,375        6.831196      to       18.350770         113,229,350
 2008                               9,887,218        5.617009      to       14.834573         105,952,813
 2007                               9,299,305       10.270794      to       26.666709         180,267,366
PUTNAM VT INVESTORS FUND
 2011                               7,542,511        9.248869      to       14.017306          60,461,498
 2010                               8,676,140        9.314562      to       14.387846          70,497,582
 2009                               9,150,895        5.489267      to        8.237992          65,855,439
 2008                              10,139,144        4.299982      to        6.344414          56,444,818
 2007                               5,023,756        7.289828      to       10.573923          46,846,234
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                 198,720       11.438389      to       11.695236           2,300,503
 2010                                 260,992       12.343941      to       12.414350           3,230,816
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                               3,287,299       15.604936      to       21.779803          65,118,244
 2010                               3,904,706       16.819413      to       23.032476          82,547,963
 2009                               4,507,823       14.612504      to       18.419681          76,858,612
 2008                               4,929,428       11.385034      to       14.109315          64,889,487
 2007                               5,600,836       19.242065      to       23.443202         123,531,353
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                               1,179,780        9.482857      to       11.385479          12,703,712
 2010                               1,212,780        9.451568      to       11.162153          12,867,236
 2009                               1,344,784        8.735376      to       10.147627          13,042,547
 2008                               1,592,157        7.104520      to        8.138466          12,476,523
 2007                               2,142,231       12.282903      to       13.832698          28,644,569
PUTNAM VT VOYAGER FUND
 2011                                 804,490       15.772876      to       57.958951          14,282,236
 2010                                 693,613        7.881191      to       71.082910          13,120,746
 2009                                 921,575        6.682609      to       59.287204          15,116,801
 2008                                 226,563        4.176328      to       36.445963           1,819,489
 2007                                 207,480        6.780291      to       58.316205           3,018,074
PUTNAM VT EQUITY INCOME FUND
 2011                               1,437,184       14.174572      to       14.940621          21,131,608
 2010                               1,334,269       14.252552      to       14.769377          19,513,195
 2009                               1,421,056       12.970674      to       13.214639          18,682,940

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%        --      to       1.30%      (7.14)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.53%     to       1.71%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.69%     to       2.70%      26.73%     to       28.84%
 2008                           0.75%     to       2.40%      2.16%     to       2.31%     (40.15)%    to      (39.16)%
 2007                           0.75%     to       2.40%      1.11%     to       1.12%      (8.27)%    to       (6.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           0.75%     to       2.40%      2.60%     to       2.77%     (15.83)%    to      (14.43)%
 2010                           0.75%     to       2.40%      3.16%     to       3.36%       4.59%     to        6.32%
 2009                           0.75%     to       2.40%        --      to         --       23.20%     to       25.25%
 2008                           0.75%     to       2.40%      0.39%     to       1.98%     (47.30)%    to      (46.43)%
 2007                           0.75%     to       2.10%        --      to         --       (1.24)%    to       (1.06)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      0.82%     to       3.37%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.55%     to       3.55%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
 2008                           0.75%     to       2.45%      2.12%     to       2.16%     (45.31)%    to      (44.37)%
 2007                           0.75%     to       2.45%      2.18%     to       2.18%      (1.78)%    to        7.56%
PUTNAM VT INVESTORS FUND
 2011                           0.75%     to       2.65%      1.05%     to       1.13%      (2.58)%    to       (0.71)%
 2010                           0.75%     to       2.65%      1.18%     to       1.18%      10.94%     to       13.07%
 2009                           0.75%     to       2.45%      1.13%     to       1.20%      27.66%     to       29.85%
 2008                           0.75%     to       2.45%      0.25%     to       0.26%     (41.01)%    to      (40.00)%
 2007                           0.75%     to       2.45%      0.30%     to       0.30%      (7.46)%    to       (5.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                           0.75%     to       2.40%      0.18%     to       0.27%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                           0.75%     to       2.65%      0.05%     to       0.51%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.31%     to       0.31%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.74%      28.35%     to       30.55%
 2008                           0.75%     to       2.45%      1.45%     to       1.53%     (40.83)%    to      (39.82)%
 2007                           0.75%     to       2.45%      0.53%     to       0.57%     (14.83)%    to      (13.37)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                           0.75%     to       2.40%      1.92%     to       2.22%       0.33%     to        2.00%
 2010                           0.75%     to       2.40%      5.23%     to       5.40%       8.20%     to       10.00%
 2009                           0.75%     to       2.40%      4.72%     to       4.73%      22.65%     to       24.69%
 2008                           0.75%     to       2.45%      4.60%     to       4.73%     (42.16)%    to      (41.17)%
 2007                           0.75%     to       2.45%      2.56%     to       2.56%      (1.49)%    to        0.20%
PUTNAM VT VOYAGER FUND
 2011                           0.75%     to       2.65%        --      to         --      (20.00)%    to      (18.46)%
 2010                           0.75%     to       2.40%      1.39%     to       2.13%      17.94%     to       19.90%
 2009                           0.75%     to       2.40%      0.19%     to       0.60%      60.01%     to       62.67%
 2008                           0.75%     to       2.40%        --      to         --      (38.53)%    to      (37.50)%
 2007                           0.75%     to       2.45%        --      to         --        2.97%     to        4.73%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.75%     to       2.45%      1.79%     to       1.85%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      1.91%     to       1.94%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      0.64%     to       1.26%      24.37%     to       26.50%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               8,717,723      $12.932663      to      $15.382082        $121,436,201
 2010                              10,710,522       13.614525      to       15.856481         154,280,703
 2009                              12,333,225       12.513242      to       14.239834         161,626,313
 2008                              13,820,586       10.728106      to       11.559974         147,744,852
 2007                              15,234,116       16.242615      to       17.180850         240,711,845
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                               8,984,347       14.015328      to       14.891253         126,778,055
 2010                              11,020,611       14.731114      to       15.326425         161,257,732
 2009                              12,824,953       13.100744      to       13.346950         164,780,850
 2008                              14,520,893        9.718718      to       10.472431         147,711,160
 2007                              16,969,346       15.537611      to       16.435250         273,208,506
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                                 169,552       13.632928      to       17.097515           2,221,125
 2010                                 236,942       14.783671      to       18.792773           3,387,163
 2009                                 253,532       12.551405      to       16.207270           3,074,274
 2008                                 241,772        7.233687      to        7.691740           1,802,676
 2007                                 292,213       14.590661      to       15.344436           4,371,628
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                                  85,540       12.755802      to       17.019083           1,055,175
 2010                                 120,876       14.285671      to       19.319354           1,680,707
 2009                                 125,103       10.695487      to       11.393961           1,381,435
 2008                                  76,772        7.019577      to        7.396327             551,742
 2007                                  97,948       13.551542      to       14.122344           1,356,606
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 271,996        1.202759      to        1.336704             339,049
 2010                                 421,953        1.156949      to        1.269817             502,405
 2009                                 463,635        1.046026      to        1.133830             496,496
 2008                                 470,948        0.928005      to        0.993419             445,204
 2007                                 480,911        1.340980      to        1.417654             652,903
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                               1,871,552        1.437219      to        1.597306           2,830,856
 2010                               1,428,159        1.359018      to        1.491631           2,025,101
 2009                               1,301,798        1.300294      to        1.409455           1,750,930
 2008                               1,405,812        1.188977      to        1.272794           1,710,175
 2007                                 638,429        1.189547      to        1.257584             775,761
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                               1,320,456        1.024177      to        1.138271           1,465,444
 2010                               1,566,453        1.072157      to        1.176790           1,796,144
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                  15,548       10.318134      to       10.508483             161,247
 2010                                  15,382       12.145438      to       12.205915             187,004
 2009                                 207,931        0.945390      to        1.016688             198,771
 2008                                 217,687        0.856985      to        0.912908             188,357
 2007                                 151,635        1.546543      to        1.631868             236,883

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.75%     to       2.85%      0.94%     to       1.01%      (5.01)%    to       (2.99)%
 2010                           0.75%     to       2.85%      0.10%     to       0.10%       9.04%     to       11.35%
 2009                           0.75%     to       2.65%      3.64%     to       4.11%      20.87%     to       23.18%
 2008                           0.75%     to       2.60%      1.74%     to       1.96%     (33.95)%    to      (32.72)%
 2007                           0.75%     to       2.60%      1.05%     to       1.38%      (0.11)%    to        1.76%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           0.75%     to       2.85%      0.66%     to       1.38%      (4.86)%    to       (2.84)%
 2010                           0.75%     to       2.85%      0.02%     to       0.14%      12.45%     to       14.83%
 2009                           0.75%     to       2.85%      3.90%     to       4.32%      24.80%     to       27.45%
 2008                           0.75%     to       2.60%      2.25%     to       2.39%     (37.45)%    to      (36.28)%
 2007                           0.75%     to       2.60%      1.36%     to       1.59%      (4.84)%    to       (3.06)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                           1.50%     to       2.85%        --      to         --       (9.02)%    to       (7.78)%
 2010                           1.50%     to       2.85%        --      to         --       16.21%     to       17.79%
 2009                           1.50%     to       2.65%        --      to         --       61.32%     to       63.18%
 2008                           1.50%     to       2.60%      0.21%     to       0.22%     (50.42)%    to      (49.87)%
 2007                           1.50%     to       2.60%        --      to         --       13.65%     to       14.91%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                           1.50%     to       2.85%        --      to         --      (11.91)%    to      (10.71)%
 2010                           1.50%     to       2.85%        --      to         --       23.70%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
 2008                           1.50%     to       2.60%        --      to         --      (48.20)%    to      (47.63)%
 2007                           1.50%     to       2.60%        --      to         --       14.58%     to       15.85%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.15%     to       2.40%      2.69%     to       2.86%       3.96%     to        5.27%
 2010                           1.15%     to       2.40%      1.78%     to       1.93%      10.60%     to       11.99%
 2009                           1.15%     to       2.40%      2.05%     to       2.05%      12.72%     to       14.13%
 2008                           1.15%     to       2.40%      2.35%     to       2.45%     (30.80)%    to      (29.93)%
 2007                           1.15%     to       2.40%      2.20%     to       2.42%       5.05%     to        6.37%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.15%     to       2.40%      2.66%     to       2.95%       5.75%     to        7.08%
 2010                           1.15%     to       2.40%      3.38%     to       3.42%       4.52%     to        5.83%
 2009                           1.15%     to       2.40%      4.48%     to       4.52%       9.36%     to       10.74%
 2008                           1.15%     to       2.40%      4.84%     to       4.84%      (0.05)%    to        1.21%
 2007                           1.15%     to       2.40%      4.57%     to       4.58%       3.68%     to        4.98%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.15%     to       2.40%      0.43%     to       0.53%      (4.48)%    to       (3.27)%
 2010                           1.15%     to       2.40%      0.93%     to       0.93%      11.13%     to       12.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.35%      0.11%     to       0.28%     (14.93)%    to      (13.91)%
 2010                           1.15%     to       2.10%        --      to         --       21.45%     to       22.06%
 2009                           1.15%     to       2.10%      3.05%     to       3.08%      10.32%     to       11.37%
 2008                           1.15%     to       2.10%      1.93%     to       2.22%     (44.59)%    to      (44.06)%
 2007                           1.15%     to       2.10%      0.01%     to       0.01%      10.33%     to       11.38%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
2011                                1,389,107       $1.485504      to       $1.651001          $2,231,738
2010                                1,790,626        1.594913      to        1.750561           3,017,564
2009                                2,035,835        1.288635      to        1.396830           2,747,018
2008                                2,283,504        0.864682      to        0.925656           2,053,908
2007                                2,101,324        1.512039      to        1.598511           3,271,085
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
2011                                   25,605       14.723461      to       15.673820             392,067
2010                                   22,486       14.723816      to       15.788306             346,965
2009                                   16,031       11.126586      to       11.782931             185,032
2008                                   24,038        8.122728      to        8.495159             200,173
2007                                   20,419       14.952864      to       15.443882             311,361
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
2011                                    7,173       11.788796      to       12.549726              87,164
2010                                    8,170       12.981936      to       13.689196             108,646
2009                                   10,342       11.306740      to       11.810054             119,236
2008                                   13,645        7.131261      to        7.458200              99,475
2007                                   18,794       13.173244      to       13.605746             252,822
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
2011                                   50,600       11.796167      to       12.557748             619,394
2010                                   40,301       13.074811      to       13.445072             529,503
2009                                   45,841       10.521380      to       10.989858             493,355
2008                                   69,024        7.325020      to        7.524753             514,286
2007                                   63,191       12.463044      to       12.707062             797,769

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
2011                            1.15%     to       2.40%        --      to         --       (6.86)%    to       (5.69)%
2010                            1.15%     to       2.40%        --      to         --       23.77%     to       25.32%
2009                            1.15%     to       2.40%        --      to         --       49.03%     to       50.90%
2008                            1.15%     to       2.40%        --      to         --      (42.81)%    to      (42.09)%
2007                            1.15%     to       2.40%        --      to         --       11.12%     to       12.51%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
2011                            1.15%     to       2.10%        --      to         --       (1.66)%    to       (0.73)%
2010                            1.15%     to       2.40%        --      to         --       32.33%     to       33.99%
2009                            1.15%     to       2.40%        --      to         --       36.98%     to       38.70%
2008                            1.15%     to       2.40%        --      to         --      (45.68)%    to      (44.99)%
2007                            1.15%     to       2.40%        --      to         --       19.43%     to       20.93%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
2011                            1.15%     to       2.10%      0.66%     to       0.67%      (9.19)%    to       (8.32)%
2010                            1.15%     to       2.10%      1.50%     to       1.50%      14.82%     to       15.91%
2009                            1.15%     to       2.10%      1.18%     to       1.21%      56.86%     to       58.35%
2008                            1.15%     to       2.40%        --      to         --      (45.87)%    to      (45.18)%
2007                            1.15%     to       2.40%      0.02%     to       0.02%      (3.05)%    to       (1.83)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
2011                            1.15%     to       2.10%        --      to       0.12%      (7.48)%    to       (6.60)%
2010                            1.15%     to       1.65%      0.76%     to       0.76%      21.73%     to       22.34%
2009                            1.15%     to       2.10%        --      to         --       44.67%     to       46.05%
2008                            1.15%     to       1.90%      1.92%     to       1.94%     (41.23)%    to      (40.78)%
2007                            1.15%     to       1.90%      0.60%     to       0.74%       4.63%     to        5.42%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various Rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%  MAVPlus

       Benefit Charge maximum of .30%  Principal First

       Charge maximum of .75%  Principal First

       Preferred Charge maximum of .20%  Optional Death Benefit

       Charge maximum of .15%  Earnings Protection Benefit

       Charge maximum of .20%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

-------------------------------------------------------------------------------

7.     SUBSEQUENT EVENTS:

    On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses.

    On April 26, 2012, HFSG announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

    On July 31, 2012, HFSG entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012.

    On September 27, 2012, HFSG announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

    On December 10, 2012, the Sponsor Company's indirect parent, Hartford Life and Accident Insurance Company ("HLA"), received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in the Mutual Funds business being distributed to Hartford Life, Inc., HLA's parent, via a return of capital.

    Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of December 28, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012, except for Note 16, as to which the date is December 28, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement reissuance date of December 28, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, The Hartford announced the completion of an evaluation of its businesses and strategy evaluation. As a result of this review, The Hartford announced that it will focus on its Property and Casualty, Group Benefits and Mutual Funds businesses, place its existing Individual Annuity business into runoff and pursue sales or other strategic alternatives for the Individual Life and Retirement Plans businesses and Woodbury Financial Services, Inc. ("Woodbury Financial Services"), an indirect wholly-owned subsidiary of The Hartford.

On April 26, 2012, The Hartford announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012, and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by The Hartford are reinsured to Forethought Life Insurance Company. The Hartford will cease the sale of such annuity policies, and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On July 31, 2012, The Hartford entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012 resulting in a statutory pre-tax gain of approximately $36,600,000.

On September 27, 2012, The Hartford announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential") for cash consideration of approximately $615,000,000 consisting primarily of a ceding commission. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

On December 10, 2012, the Company's indirect parent, Hartford Life and Accident Insurance Company, received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in the Company distributing its indirect ownership in Hartford Investment Financial Services Company to HLI via a return of capital resulting in a reduction of statutory surplus of approximately $116,000,000.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)   (1)   Resolution of the Board of Directors of Hartford Life and Annuity
            Insurance Company ("Hartford") authorizing the establishment of the
            Separate Account. (1)
      (2)   Not applicable
      (3)   (a)   Amended and Restated Principal Underwriter Agreement. (2)
      (3)   (b)   Form of Dealer Agreement. (3)
      (4)   (a)   Form of Individual Flexible Premium Variable Annuity Contract.
                  (4)
      (4)   (b)   Maximum Anniversary Value / Earnings Protection Death Benefit
                  Rider (5)
      (4)   (c)   Asset Protection Benefit Rider (5)
      (4)   (d)   Premium Protection Death Benefit Rider (5)
      (4)   (e)   Enhanced Death Benefit Rider (5)
      (4)   (f)   Death Benefit Rider (5)
      (4)   (g)   Principal First (5)
      (4)   (h)   Principal First Preferred (5)
      (4)   (i)   Unified Benefit Rider (5)
      (4)   (j)   Lifetime Income Foundation Rider (Single) (5)
      (4)   (k)   Lifetime Income Foundation Rider (Joint Life / Single) (5)
      (4)   (l)   Lifetime Income Builder II Rider (Single) (5)
      (4)   (m)   Lifetime Income Builder II Rider (Joint Life / Spousal) (5)
      (4)   (n)   The Hartford's Lifetime Income Builder Selects Rider (Single)
                  (5)
      (4)   (o)   The Hartford's Lifetime Income Builder Selects Rider (Joint
                  Life / Spousal) (5)
      (4)   (p)   The Hartford's Lifetime Income Builder Portfolios Rider
                  (Single) (5)
      (4)   (q)   The Hartford's Lifetime Income Builder Portfolios Rider (Joint
                  Life / Spousal) (5)
      (4)   (r)   Amendatory Rider -- Voluntary Program to Surrender Contract
                  and In Force Riders And Receive Enhanced Surrender Value
      (5)   Form of Application. (4)
      (6)   (a)   Certificates of Incorporation of Hartford. (6)
      (6)   (b)   Bylaws of Hartford. (6)
      (7)   Reinsurance Agreements and Amendments
            (a)   ACE Tempest Life Reinsurance Ltd. (5)
            (b)   Swiss Re Life & Health America, Inc. (HL) (5)
            (c)   Swiss Re Life & Health America, Inc. (HLA) (5)
      (8)   Fund Participation Agreements and Amendments
            (a)   AIM Variable Insurance Funds (5)
            (b)   AllianceBernstein Variable Products Series Fund, Inc. (5)
            (c)   Fidelity Variable Insurance Products Funds (5)
            (d)   Hartford HLS Series Fund II, Inc. (5)
                  Hartford Series Fund, Inc. (5)
            (e)   Lord Abbett Series Fund, Inc. (5)
            (f)   Oppenheimer Variable Account Funds (5)
            (g)   Putnam Variable Trust (5)
            (h)   The Universal Institutional Funds, Inc. (5)
            (i)   Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance
                  Company, its wholly owned subsidiary, dated as of August 20,
                  1993 and effective as of August 20, 1993. (7)
            (j)   Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (7)
      (9)   Opinion and Consent of Lisa Proch, Assistant General Counsel.
      (10)  (a)   Consent of Deloitte & Touche LLP.
      (10)  (b)   Independent Auditors' Consent.
      (11)  No financial Statements are omitted.
      (12)  Not applicable.
      (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement File No. 333-80732, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 16, to the Registration Statement File No. 333-119421, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President Chief Accounting Officer, Chief Financial Officer
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 30, 2012, there were 14,983 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Executive Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)           Vice President
Stuart M. Carlisle                Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey                       Director
Kathleen E. Jorens (4)            Vice President, Assistant Treasurer
Vernon Meyer                      Senior Vice President
Robert W. Paiano (4)              Senior Vice President, Treasurer
Sharon A. Ritchey                 President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                    Secretary
Martin A. Swanson                 Vice President/Marketing
Diane E. Tatelman                 Vice President
Eamon J. Twomey                   Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: One Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th day of December, 2012.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  December 28, 2012

333-119421

                                 EXHIBIT INDEX

     (4)  (r)  Amendatory Rider -- Voluntary Program to Surrender Contract and
               In Force Riders And Receive Enhanced Surrender Value
     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
    (10)  (a)  Consent of Deloitte & Touche, LLP.
    (10)  (b)  Independent Auditors' Consent.
    (99)  Power of Attorney.